UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6114

American Performance Funds

(Exact name of registrant as specified in charter)

BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio	43219
(Address of principal executive offices)	(Zip code)

BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 762-7085

Date of fiscal year end: 8/31/07

Date of reporting period: 2/28/07

Item 1.	Reports to Stockholders.

AMERICAN PERFORMANCE FUNDS

The Right Fit For Your Investment Goals

MIDYEAR REPORT

February 28, 2006

Statements of Assets and Liabilities

Statements of Operations

Statements of Changes in Net Assets

Schedules of Portfolio Investments

Notes to Financial Statements

Financial Highlights

Additional Fund Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to the portfolio securities and information regarding how the Fund voted proxies relating to the portfolio securities during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-800-762-7085 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

A complete schedule of each Fund’s portfolio holdings for the first and third fiscal quarter of each fiscal year is filed with the Securities and Exchange Commission on Form N-Q and is available on the Securities and Exchange Commission’s website at http://www.sec.gov. In addition, the schedules may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is authorized for distribution to prospective investors only when preceeded or accompanied by a prospectus. An investor should consider the fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the fund’s prospectus. To obtain a prospectus, please call 1-800-762-7085. Please read the prospectus carefully before investing.

The American Performance Funds are distributed by BISYS Fund Services, Limited Partnership.

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, Bank of Oklahoma, N.A., any of its affiliates or the distributor. Shares are NOT FDIC INSURED, nor are they insured by any other government agency. An investment in the Funds involves investment risk, including possible loss of principal.

AMERICAN PERFORMANCE FUNDS

Statements of Assets and Liabilities

February 28, 2007

(Unaudited)

	U.S Treasury Fund	Cash Management Fund	Tax-Free Money Market Fund
ASSETS:
Investments, at value (Cost $1,203,007,435 $1,660,832,752 and $320,599,379)	$—	$1,054,961,504	$320,599,379
Repurchase agreements, at cost	1,203,007,435	605,871,248	—

Total Investments	1,203,007,435	1,660,832,752	320,599,379
Cash	—	—	14,609
Interest and dividends receivable	175,619	4,413,040	1,293,949
Prepaid expenses and other assets	96,911	90,306	19,945

Total Assets	1,203,279,965	1,665,336,098	321,927,882

LIABILITIES:
Payable for investments purchased	—	23,050,000	—
Distributions payable	4,033,624	5,710,638	832,306
Accrued expenses and other payables:
Investment advisory fees	53,427	64,581	12,003
Administration fees	1,316	26,117	—
Distribution fees	149,316	71,781	1
Chief compliance officer fees	10,226	17,041	2,449
Custodian fees	9,511	12,842	2,618
Fund accounting fees	49,707	56,884	—
Omnibus fees	—	—	27,008
Transfer agent fees	5,815	10,619	276
Shareholder servicing fees	365,394	391,550	2
Other accrued liabilities	50,059	110,240	23,443

Total Liabilities	4,728,395	29,522,293	900,103

Net Assets	$1,198,551,570	$1,635,813,805	$321,027,779

COMPOSITION OF NET ASSETS:
Shares of beneficial interest, at par	11,985	16,357	3,210
Additional paid-in capital	1,198,514,419	1,635,725,129	321,024,157
Accumulated net investment income	35,414	72,319	—
Accumulated net realized gain (loss) from investment transactions	(248)	—	412

Net Assets	$1,198,551,570	$1,635,813,805	$321,027,779

NET ASSETS:
Administrative Shares	$826,726,482	$798,470,238	$1,004
Service Shares	42,385,273	1,007	1,005
Institutional Shares	329,439,815	837,342,560	1,005
Select Shares	—	—	321,024,765

Total	$1,198,551,570	$1,635,813,805	$320,027,779

SHARES OUTSTANDING:
Administrative Shares	826,690,128	798,395,754	1,004
Service Shares	42,385,273	1,008	1,005
Institutional Shares	329,440,023	837,341,857	1,005
Select Shares	—	—	321,024,855

Total	1,198,515,424	1,635,738,619	321,027,869

Net asset value, offering price & redemption price per share:
($0.00001 par value per share, unlimited number of shares authorized)
Administrative Shares	$1.00	$1.00	$1.00

Service Shares	$1.00	$1.00	$1.00

Institutional Shares	$1.00	$1.00	$1.00

Select Shares	$—	$—	$1.00

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Statements of Assets and Liabilities, Continued

February 28, 2007

(Unaudited)

	Intermediate Tax-Free Bond Fund	Short-Term Income Fund	Intermediate Bond Fund	Bond Fund
ASSETS:
Investments, at value (Cost $20,140,761, $265,772,402, $96,601,572 and $57,274,068)	$20,176,809	$254,001,413	$95,792,659	$56,090,094
Investment in affiliates, at cost	310,150	11,379,892	1,259,669	1,771,377

Total Investments	20,486,959	265,381,305	97,052,328	57,861,471
Interest and dividends receivable	216,913	1,923,381	803,967	513,587
Receivable for capital shares issued	—	379,843	455,616	201,180
Receivable for investments sold	—	26	—	—
Prepaid expenses and other assets	1,162	23,902	11,417	14,434

Total Assets	20,705,034	267,708,457	98,323,328	58,590,672

LIABILITIES:
Payable to custodian	—	174,621	—	173,994
Payable for investments purchased	—	1,998,938	—	616,636
Distributions payable	55,836	439,917	360,937	212,243
Payable for fund shares redeemed	—	516,287	177,168	36,045
Accrued expenses and other payables:
Investment advisory fees	3,273	30,161	15,201	8,491
Administration fees	555	7,451	2,691	1,593
Distribution fees	683	17,434	5,210	4,262
Chief compliance officer fees	325	1,651	912	464
Custodian fees	188	2,292	787	441
Fund accounting fees	—	25,462	6,468	654
Transfer agent fees	—	27,899	2,493	188
Shareholder servicing fees	231	7,408	2,232	1,797
Other accrued liabilities	907	14,723	3,420	2,537

Total Liabilities	61,998	3,264,244	577,519	1,059,345

Net Assets	$20,643,036	$264,444,213	$97,745,809	$57,531,327

COMPOSITION OF NET ASSETS:
Shares of beneficial interest, at par	20	260	95	61
Additional paid-in capital	20,321,959	267,628,794	97,685,987	56,947,306
Accumulated (distributions in excess of) net investment income	(39,854)	1,763,643	376,441	216,490
Accumulated net realized gain (loss) from investment transactions	14,713	(4,557,387)	(767,470)	(219,932)
Net unrealized appreciation (depreciation) on investments	346,198	(391,097)	450,756	587,402

Net Assets	$20,643,036	$264,444,213	$97,745,809	$57,531,327

NET ASSETS:
Investor Shares	$3,572,717	$91,540,779	$27,021,774	$22,546,516
Institutional Shares	17,070,319	172,903,434	70,724,035	34,984,811

Total	$20,643,036	$264,444,213	$97,745,809	$57,531,327

SHARES OUTSTANDING:
Investor Shares	337,678	9,009,448	2,626,646	2,404,692
Institutional Shares	1,612,598	17,025,094	6,869,992	3,732,553

Total	1,950,276	26,034,542	9,496,638	6,137,245

Net asset value, offering price & redemption price per share:
($0.00001 par value per share, unlimited number of shares authorized)
Investor	$10.58	$10.16	$10.29	$9.38

Institutional	$10.59	$10.16	$10.29	$9.37

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Statements of Assets and Liabilities, Continued

February 28, 2007

(Unaudited)

	Balanced Fund	U.S. Tax- Efficient Large Cap Equity Fund	U.S. Tax- Efficient Small Cap Equity Fund
ASSETS:
Investments, at value (Cost $80,750,932, $10,593,833 and $8,369,335)	$87,050,144	$13,175,738	$10,805,945
Investments in affiliates, at cost	925,878	58,346	105,643

Total Assets	87,976,022	13,234,084	10,911,588
Interest and dividends receivable	320,336	15,913	8,299
Receivable for fund shares issued	7,605	46,000	—
Receivable for investments sold	155,509	247,985	1,632
Prepaid expenses and other assets	13,265	6,460	2,221

Total Assets	88,472,737	13,550,442	10,923,740

LIABILITIES:
Payable to custodian	—	—	—
Payable for investments purchased	151,127	160,053	14,060
Distributions payable	—	—	—
Payable for fund shares redeemed	—	88,471	177,713
Accrued expenses and other payables:
Investment advisory fees	24,130	4,209	6,159
Administration fees	2,431	754	374
Distribution fees	4,806	481	44
Chief compliance officer fees	759	164	53
Custodian fees	791	—	129
Fund accounting fees	440	107	194
Transfer agent fees	—	3,359	1,483
Shareholder servicing fees	2,024	200	16
Other accrued liabilities	6,143	382	514

Total Liabilities	192,651	258,180	200,739

Net Assets	$88,280,086	$13,292,262	$10,723,001

COMPOSITION OF NET ASSETS:
Shares of beneficial interest, at par	67	12	8
Additional paid-in capital	78,562,118	27,832,719	6,447,236
Accumulated net investment income	339,300	10,547	3,248
Accumulated net realized gain (loss) from investment transactions	2,153,511	(17,191,267)	1,730,256
Net unrealized appreciation (depreciation) on investments	7,225,090	2,640,251	2,542,253

Net Assets	$88,280,086	$13,292,262	$10,723,001

NET ASSETS:
Investor Shares	$24,701,517	$2,486,594	$167,839
Institutional Shares	63,578,569	10,805,668	10,555,162

Total	$88,280,086	$13,292,262	$10,723,001

SHARES OUTSTANDING:
Investor Shares	1,867,268	224,066	11,863
Institutional Shares	4,801,430	971,325	743,881

Total	6,668,698	1,195,391	755,744

Net asset value, offering price & redemption price per share:
($0.00001 par value per share, unlimited number of shares authorized)
Investor	$13.23	$11.10	$14.15

Institutional	$13.24	$11.12	$14.19

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Statements of Operations

February 28, 2007

(Unaudited)

	U.S Treasury Fund	Cash Management Fund	Tax-Free Money Market Fund
Investment Income:
Interest income	$25,400,183	$24,542,442	$4,947,356
Dividend income	—	—	120,585

Total Income	25,400,183	24,542,442	5,067,941

Expenses:
Investment advisory fees	1,459,153	1,249,376	211,925
Administration fees	798,317	720,827	229,132
Distribution fees—Administrative	1,066,774	860,958	1
Shareholder servicing fees—Administrative shares	327,318	304,196	1
Shareholder servicing fees—Service shares	3,590	4	1
Shareholder servicing fees—Institutional shares	132,959	291,809	1
Shareholder servicing fees—Select shares	—	—	117,134
Chief compliance officer fees	29,230	32,079	7,794
Fund accounting fees	124,450	116,407	144,470
Transfer agent fees	100,859	137,424	1,139
Custodian fees	107,117	90,724	33,014
Trustee fees	19,818	18,956	5,848
Other expenses	187,484	153,471	60,328

Total expenses before fee reductions	4,357,069	3,976,231	810,788
Expenses reduced by Investment Advisor	(185,545)	(483,638)	(188,498)
Expenses reduced by Administrator	(425,088)	(479,000)	(250,775)
Distribution fees waived—Administrative shares	(442,813)	(498,679)	—
Shareholder servicing fees—waived Service shares	(2,154)	(2)	—
Shareholder servicing fees—waived Institutional shares	(96,320)	(204,457)	—
Shareholder servicing fees—waived Select shares	—	—	(117,134)

Net Expenses	3,205,149	2,310,455	254,381

Net Investment Income	22,195,034	22,231,987	4,813,560

Realized Gains On Investments
Net realized gains on investment transactions	—	33	412

Change in net assets resulting from operations	$22,195,034	$22,232,020	$4,813,972

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Statements of Operations, Continued

February 28, 2007

(Unaudited)

	Intermediate Tax-Free Bond Fund	Short-Term Income Fund	Intermediate Bond Fund	Bond Fund
Investment Income:
Interest income	$400,437	$6,373,791	$2,507,233	$1,465,901
Dividend income			1,312	6,380
Dividend income from affiliates	20,439	162,383	45,729	14,470

Total Income	420,876	6,536,174	2,554,274	1,486,751

Expenses:
Investment advisory fees	57,445	698,782	268,301	148,124
Administration fees	20,889	254,105	97,565	53,864
Distribution fees—Investor shares	4,642	113,020	33,074	29,058
Shareholder servicing fees—Investor shares	1,431	35,333	10,605	8,603
Shareholder servicing fees—Institutional shares	7,051	66,086	28,297	12,418
Chief compliance officer fees	741	6,888	2,805	1,530
Fund accounting fees	11,585	99,345	35,036	21,946
Transfer agent fees	5,114	75,052	16,807	14,955
Custodian fees	2,455	30,002	11,441	6,355
Trustee fees	270	5,560	1,973	1,114
Other expenses	5,633	50,783	20,114	13,276

Total expenses before fee reductions	117,256	1,434,956	526,018	311,243
Expenses reduced by Investment Advisor	(36,556)	(508,205)	(170,736)	(94,260)
Expenses reduced by Administrator	(10,444)	(127,050)	(48,782)	(26,931)
Shareholder servicing fees waived—Investor shares	(1,200)	(27,926)	(8,373)	(6,806)
Shareholder servicing fees waived—Institutional shares	(7,051)	(66,086)	(28,297)	(12,418)

Net Expenses	62,005	705,689	269,830	170,828

Net Investment Income	358,871	5,830,485	2,284,444	1,315,923

Realized/Unrealized Gains On Investments
Net realized gains on investment transactions	13,729	290,332	212,922	141,212
Change in unrealized appreciation/depreciation on investments	18,149	1,078,062	513,258	362,823

Net realized/unrealized gains on investments	31,878	1,368,394	726,180	504,035

Change in net assets resulting from operations	$390,749	$7,198,879	$3,010,624	$1,819,958

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Statements of Operations, Continued

February 28, 2007

(Unaudited)

	Balanced Fund	U.S. Tax- Efficient Large Cap Equity Fund	U.S. Tax- Efficient Small Cap Equity Fund
Investment Income:
Interest income	$866,468	$—	$—
Dividend income	525,140	64,515	99,702
Dividend income from affiliates	36,743	1,539	4,553

Total Income	1,428,351	66,054	104,255

Expenses:
Investment advisory fees	333,753	48,054	50,814
Administration fees	90,204	13,929	14,729
Distribution fees—Investor Shares	33,713	2,950	344
Shareholder servicing fees—Investor Shares	9,695	964	97
Shareholder servicing fees—Institutional Shares	25,145	4,370	5,712
Chief compliance officer fees	2,566	451	326
Fund accounting fees	33,061	5,295	5,292
Transfer agent fees	13,978	6,501	3,931
Custodian fees	10,743	1,663	1,745
Trustee fees	1,897	199	276
Other expenses	17,572	4,408	5,067

Total expenses before fee reductions	572,327	88,794	88,333
Expenses reduced by Investment Advisor	(175,896)	(20,197)	(10,310)
Expenses reduced by Administrator	(45,101)	(6,964)	(7,364)
Shareholder servicing fees—waived Investor Shares	(7,671)	(764)	(81)
Shareholder servicing fees—waived Institutional Shares	(25,145)	(4,370)	(5,712)

Net Expenses	318,514	56,499	64,866

Net Investment Income	1,109,837	9,555	39,389

Realized/Unrealized Gains On Investments
Net realized gains on investment transactions	4,733,242	509,489	1,734,478
Change in unrealized appreciation/depreciation on investments	656,869	789,011	(290,325)

Net realized/unrealized gains on investments	5,390,111	1,298,500	1,444,153

Change in net assets resulting from operations	$6,499,948	$1,308,055	$1,483,542

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Statements of Changes in Net Assets

	U.S Treasury Fund		Cash Management Fund		Tax-Free Money Market Fund
	Period Ended February 28, 2007	Year Ended August 31, 2006	Period Ended February 28, 2007	Year Ended August 31, 2006	Period Ended February 28, 2007	Year Ended August 31, 2006
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$22,195,034	$29,322,756	$22,231,987	$29,691,017	$4,813,560	$7,819,859
Net realized gains (losses) from investments	—	85	33	(33)	412	—

Change in net assets from operations	22,195,034	29,322,841	22,232,020	29,690,984	4,813,972	7,819,859

Distributions to Shareholders:
From net investment income:
Administrative Shares	(5,996,687)	(29,329,937)	(16,327,142)	(29,702,755)	(4)	—
Service Shares	(70,731)	—	(73)	—	(5)	—
Institutional Shares	(16,127,350)	—	(5,884,048)	—	(5)	—
Select Shares	—	—	—	—	(4,815,754)	(7,817,651)

Change in net assets from shareholder distributions	(22,194,768)	(29,329,937)	(22,211,263)	(29,702,755)	(4,815,768)	(7,817,651)

Change in net assets from capital transactions	315,049,614	189,998,820	866,243,717	(53,796,988)	40,370,887	19,821,502

Change in net assets	315,049,880	189,991,724	866,264,474	(53,808,759)	40,369,091	19,823,710

Net Assets:
Beginning of period	883,501,690	693,509,966	769,549,331	823,358,090	280,658,688	260,834,978

End of period	$1,198,551,570	$883,501,690	$1,635,813,805	$769,549,331	$321,027,779	$280,658,688

Accumulated (distributions in excess of) net investment income	$35,414	$35,148	$72,319	$51,595	$—	$2,208

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Statements of Changes in Net Assets, Continued

	U.S Treasury Fund		Cash Management Fund		Tax-Free Money Market Fund
	Period Ended February 28, 2007	Year Ended August 31, 2006	Period Ended February 28, 2007	Year Ended August 31, 2006	Period Ended February 28, 2007	Year Ended August 31, 2006
	(Unaudited)		(Unaudited)		(Unaudited)
Share Transactions:*
Administrative Shares
Proceeds from shares issued	920,776,023	2,029,627,318	2,057,217,416	5,026,233,249	1,000	—
Dividends reinvested	105,202	102,850	343,404	236,402	4	—
Cost of shares redeemed	(977,656,698)	(1,839,731,348)	(2,028,658,371)	(5,080,266,639)	—	—

Total Administrative Shares	(56,775,473)	189,998,820	28,902,449	(53,796,988)	1,004	—

Service Shares
Proceeds from shares issued	42,319,691	—	155,144	—	1,000	—
Dividends reinvested	70,371	—	4	—	4	—
Cost of shares redeemed	(4,789)	—	(154,144)	—	—	—

Total Service Shares	42,385,273	—	1,004	—	1,004	—

Institutional Shares
Proceeds from shares issued	46,172,366	—	295,737,332	—	1,000	—
Proceeds from shares issued in connection with merger	350,232,752	—	683,068,183	—	—	—
Dividends reinvested	53,350	—	140,538	—	6	—
Cost of shares redeemed	(67,018,654)	—	(141,605,789)	—	—	—

Total Institutional Shares	329,439,814	—	837,340,264	—	1,006	—

Select Shares
Proceeds from shares issued	—	—	—	—	468,098,961	467,304,495
Proceeds from shares issued in connection with merger	—	—	—	—	—	—
Dividends reinvested	—	—	—	—	70,055	172,554
Cost of shares redeemed	—	—	—	—	(427,801,153)	(447,655,547)
Total Select Shares	—	—	—	—	40,367,863	19,821,502

Change in net assets from capital transactions	315,049,614	189,998,820	866,243,717	(53,796,988)	40,370,887	19,821,502

*	Share transactions are at net asset value of $1.00 per share.

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Statements of Changes in Net Assets, Continued

	Intermediate Tax-Free Bond Fund		Short-Term Income Fund
	Period Ended February 28, 2007	Year Ended August 31, 2006	Period Ended February 28, 2007	Year Ended August 31, 2006
	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$358,871	$687,094	$5,830,485	$11,240,173
Net realized gains (losses) from investments	13,729	209,759	290,332	(127,113)
Net change in unrealized appreciation/depreciation on investments	18,149	(565,064)	1,078,062	(850,293)

Change in net assets from operations	390,749	331,789	7,198,879	10,262,767

Distributions to Shareholders:
From net investment income:
Investor Shares	(66,469)	(300,109)	(1,916,941)	(7,185,424)
Institutional Shares	(330,311)	(320,706)	(3,698,266)	(3,380,937)
From net realized gains:
Investor Shares	(1,901)	(268,841)	(545,505)	—
Institutional Shares	(9,220)	—	(1,002,859)	—

Change in net assets from shareholder distributions	(407,901)	(889,656)	(7,163,571)	(10,566,361)

Change in net assets from capital transactions	455,482	(8,867,134)	370,625	(11,626,606)

Change in net assets	438,330	(9,425,001)	405,933	(11,930,200)

Net Assets:
Beginning of period	20,204,706	29,629,707	264,038,280	275,968,480

End of period	$20,643,036	$20,204,706	$264,444,213	$264,038,280

Accumulated (distributions in excess of) net investment income	$(39,854)	$(1,945)	$1,763,643	$1,548,365

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Statements of Changes in Net Assets, Continued

	Intermediate Tax-Free Bond Fund		Short-Term Income Fund
	Period Ended February 28, 2007	Year Ended August 31, 2006	Period Ended February 28, 2007	Year Ended August 31, 2006
	(Unaudited)		(Unaudited)
Capital Transactions:
Investor Shares
Proceeds from shares issued	177,026	1,179,927	5,521,368	88,505,471
Dividends reinvested	47,445	333,550	2,115,490	5,759,189
Cost of shares redeemed	(441,639)	(26,821,995)	(24,414,450)	(261,142,975)

Total Investor Shares	(217,168)	(25,308,518)	(16,777,592)	(166,878,315)

Institutional Shares
Proceeds from shares issued	2,929,211	19,339,574	24,826,612	184,042,064
Dividends reinvested	10,563	3,867	2,380,245	740,880
Cost of shares redeemed	(2,267,124)	(2,902,057)	(10,058,640)	(29,531,235)

Total Institutional Shares	672,650	16,441,384	17,148,217	155,251,709

Change in net assets from capital transactions	455,482	(8,867,134)	370,625	(11,626,606)

Share Transactions:
Investor Shares
Issued	16,724	109,883	543,688	8,744,766
Reinvested	4,483	31,466	208,296	569,248
Redeemed	(41,811)	(2,512,664)	(2,402,153)	(25,799,422)

Total Investor Shares	(20,604)	(2,371,315)	(1,650,169)	(16,485,408)

Institutional Shares
Issued	276,548	1,824,819	2,444,623	18,188,423
Reinvested	998	367	234,592	73,258
Redeemed	(214,640)	(275,494)	(990,249)	(2,925,554)

Total Institutional Shares	62,906	1,549,692	1,688,967	15,336,127

Change in shares	42,302	(821,623)	38,798	(1,149,281)

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Statements of Changes in Net Assets, Continued

	Intermediate Bond Fund		Bond Fund		Balanced Fund
	Period Ended February 28, 2007	Year Ended August 31, 2006	Period Ended February 28, 2007	Year Ended August 31, 2006	Period Ended February 28, 2007	Year Ended August 31, 2006
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$2,284,444	$3,835,161	$1,315,923	$2,423,461	$1,109,837	$1,840,761
Net realized gains (losses) from investments	212,922	(65,420)	141,212	(56,600)	4,733,242	7,307,434
Net change in unrealized appreciation/depreciation on investments	513,258	(673,444)	362,823	(980,487)	656,869	(1,863,290)

Change in net assets from operations	3,010,624	3,096,297	1,819,958	1,386,374	6,499,948	7,284,905

Distributions to Shareholders:
From net investment income:
Investor Shares	(572,852)	(1,873,975)	(537,430)	(1,471,973)	(316,714)	(1,140,674)
Institutional Shares	(1,634,387)	(1,972,551)	(750,506)	(941,610)	(746,122)	(664,265)
From net realized gains:
Investor Shares	(81,833)	—	(86,440)	(67,591)	(2,802,113)	(3,459,726)
Institutional Shares	(217,403)	—	(107,323)	—	(6,314,577)	—

Change in net assets from shareholder distributions	(2,506,475)	(3,846,526)	(1,481,699)	(2,481,174)	(10,179,526)	(5,264,665)

Change in net assets from capital transactions	(58,770)	6,583,604	3,230,205	3,685,137	1,554,265	(2,137,157)

Change in net assets	445,379	5,833,375	3,568,464	2,590,337	(2,125,313)	(116,917)

Net Assets:
Beginning of period	97,300,430	91,467,055	53,962,863	51,372,526	90,405,399	90,522,316

End of period	$97,745,809	$97,300,430	$57,531,327	$53,962,863	$88,280,086	$90,405,399

Accumulated net investment income	$376,441	$299,236	$216,490	$188,503	$339,300	$292,299

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Statements of Changes in Net Assets, Continued

	Intermediate Bond Fund		Bond Fund		Balanced Fund
	Period Ended February 28, 2007	Year Ended August 31, 2006	Period Ended February 28, 2007	Year Ended August 31, 2006	Period Ended February 28, 2007	Year Ended August 31, 2006
	(Unaudited)		(Unaudited)		(Unaudited)
Capital Transactions:
Investor Shares
Proceeds from shares issued	3,036,183	11,324,104	4,245,286	9,572,817	1,621,631	8,358,443
Dividends reinvested	602,810	1,169,301	540,843	1,225,828	3,118,820	4,599,020
Cost of shares redeemed	(4,347,254)	(75,723,128)	(6,235,862)	(37,441,831)	(7,061,660)	(75,730,404)

Total Investor Shares	(708,261)	(63,229,723)	(1,449,733)	(26,643,186)	(2,321,209)	(62,772,941)

Institutional Shares
Proceeds from shares issued	8,997,973	77,698,813	7,094,471	34,213,978	192,859	63,489,978
Dividends reinvested	392,379	257,430	193,096	127,970	7,058,215	662,710
Cost of shares redeemed	(8,740,861)	(8,142,916)	(2,607,629)	(4,013,625)	(3,375,600)	(3,516,904)

Total Institutional Shares	649,491	69,813,327	4,679,938	30,328,323	3,875,474	60,635,784

Change in net assets from capital transactions	(58,770)	6,583,604	3,230,205	3,685,137	1,554,265	(2,137,157)

Share Transactions:
Investor Shares
Issued	295,658	1,106,895	454,638	1,024,092	119,144	613,691
Reinvested	58,725	114,572	57,832	131,440	235,226	342,015
Redeemed	(423,531)	(7,386,058)	(669,468)	(3,989,626)	(528,286)	(5,613,365)

Total Investor Shares	(69,148)	(6,164,591)	(156,998)	(2,834,094)	(173,916)	(4,657,659)

Institutional Shares
Issued	877,378	7,581,631	761,957	3,650,372	14,008	4,711,199
Reinvested	38,201	25,312	20,665	13,830	532,205	48,305
Redeemed	(852,367)	(800,163)	(279,095)	(435,176)	(246,921)	(257,366)

Total Institutional Shares	63,212	6,806,780	503,527	3,229,026	299,292	4,502,138

Change in shares	(5,936)	642,189	346,529	394,932	125,376	(155,521)

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Statements of Changes in Net Assets, Continued

	U.S. Tax-Efficient Large Cap Equity Fund		U.S. Tax-Efficient Small Cap Equity Fund
	Period Ended February 28, 2007	Year Ended August 31, 2006	Period Ended February 28, 2007	Year Ended August 31, 2006
	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$9,555	$39,544	$39,389	$43,655
Net realized gains on investments	509,489	3,918,428	1,734,478	450,530
Net change in unrealized appreciation/depreciation on investments	789,011	(2,445,463)	(290,325)	121,368

Change in net assets from operations	1,308,055	1,512,509	1,483,542	615,553

Distributions to Shareholders:
From net investment income:
Investor Shares	—	(47,004)	(496)	(26,708)
Institutional Shares	(4,627)	(10,590)	(36,119)	(16,473)
From net realized gains:
Investor Shares	—	—	(6,941)	(605,911)
Institutional Shares	—	—	(379,842)	—

Change in net assets from shareholder distributions	(4,627)	(57,594)	(423,398)	(649,092)

Change in net assets from capital transactions	(2,743,879)	(4,359,295)	(3,122,246)	(41,901)

Change in net assets	(1,440,451)	(2,904,380)	(2,062,102)	(75,440)

Net Assets:
Beginning of period	14,732,713	17,637,093	12,785,103	12,860,543

End of period	$13,292,262	$14,732,713	$10,723,001	$12,785,103

Accumulated net investment income	$10,547	$5,619	$3,248	$474

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Statements of Changes in Net Assets, Continued

	U.S. Tax-Efficient Large Cap Equity Fund		U.S. Tax-Efficient Small Cap Equity Fund
	Period Ended February 28, 2007	Year Ended August 31, 2006	Period Ended February 28, 2007	Year Ended August 31, 2006
	(Unaudited)		(Unaudited)
Capital Transactions:
Investor Shares
Proceeds from shares issued	124,704	334,008	19,082	323,061
Dividends reinvested	—	14,323	7,426	594,030
Cost of shares redeemed	(89,061)	(16,823,104)	(188,038)	(13,255,638)

Total Investor Shares	35,643	(16,474,773)	(161,530)	(12,338,547)

Institutional Shares
Proceeds from shares issued	74,890	13,995,037	2,566,431	12,904,528
Dividends reinvested	521	1,334	376,914	13
Cost of shares redeemed	(2,854,933)	(1,880,893)	(5,904,061)	(607,895)

Total Institutional Shares	(2,779,522)	12,115,478	(2,960,716)	12,296,646

Change in net assets from capital transactions	(2,743,879)	(4,359,295)	(3,122,246)	(41,901)

Share Transactions:
Investor Shares
Issued	11,238	33,806	1,352	23,642
Reinvested	—	1,485	526	44,765
Redeemed	(8,203)	(1,711,314)	(13,103)	(1,001,980)

Total Investor Shares	3,035	(1,676,023)	(11,225)	(933,573)

Institutional Shares
Issued	7,101	1,419,053	191,811	975,923
Reinvested	50	132	26,618	—
Redeemed	(267,300)	(187,711)	(406,207)	(44,264)

Total Institutional Shares	(260,149)	1,231,474	(187,778)	931,659

Change in shares	(257,114)	(444,549)	(199,003)	(1,914)

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

U.S. Treasury Fund

Schedule of Portfolio Investments

February 28, 2007

(Unaudited)

Principal Amount	Security Description	Value
Repurchase Agreements (100.4%):
$55,000,000	Bear Stearns Cos. Inc., 5.23%, 03/01/07 (Purchased on 02/28/07, proceeds at maturity $55,007,990, collateralized by U.S. Treasury Securities (0.00% - 12.00%), (03/15/07 - 04/15/28), fair value $56,100,506)	$55,000,000
187,000,000	Deutsche Bank AG, 5.26%, 03/01/07 (Purchased on 02/28/07, proceeds at maturity $187,027,323, collateralized by U.S. Treasury Securities, (1.88% - 8.13%), (07/15/13 - 08/15/21), fair value $190,740,451)	187,000,000
188,007,435	JP Morgan Chase & Co., 5.24%, 03/01/07 (Purchased on 02/28/07, proceeds at maturity $188,034,801, collateralized by U.S. Treasury Note, 4.88%, 05/31/11, fair value $191,771,389)	188,007,435
198,000,000	Merrill Lynch & Co., Inc., 5.25%, 03/01/07 (Purchased on 02/28/07, proceeds at maturity 198,028,875, collateralized by U.S. Government Securities, (0.93% - 5.82%), (02/20/33 -08/16/36), fair value $201,962,568)	198,000,000

Principal Amount	Security Description	Value
Repurchase Agreements, continued:
$195,000,000	Morgan Stanley & Co., 5.25%, 03/01/07 (Purchased on 02/28/07, proceeds at maturity $195,028,438, collateralized by U.S. Treasury Note, 4.38%, 01/31/08, fair value $198,900,819)	$195,000,000
190,000,000	Societe Generale, 5.25%, 03/01/07 (Purchased on 02/28/07, proceeds at maturity $190,027,708, collateralized by U.S. Treasury Securities (3.00% - 7.63%), (11/15/07 - 02/15/25), fair value $193,800,097)	190,000,000
190,000,000	UBS AG, 5.29%, 03/01/07 (Purchased on 02/28/07, proceeds at maturity $190,027,919, collateralized by U.S. Government Securities, (0.00% - 8.27%), (10/17/22 - 01/20/37), fair value $193,801,152)	190,000,000

Total Investments (Cost $1,203,007,435)(a)—100.4%		1,203,007,435
Liabilities in excess of other assets—(0.4)%		(4,455,865)

Net Assets—100.0%		$1,198,551,570

(a)	Cost and value for federal income tax and financial reporting purposes are the same.

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Cash Management Fund

Schedule of Portfolio Investments

February 28, 2007

(Unaudited)

Principal Amount	Security Description	Value
Certificates of Deposit (17.7%):
Banking & Financial Services (17.7%):
$25,000,000	Abbey National, 5.32%, 6/15/07	$25,000,000
30,000,000	Bank of Nova Scotia, 5.29%, 3/6/07	29,999,773
30,000,000	Barclays Bank, 5.32%, 4/10/07	30,000,329
	BNP Paribas
10,000,000	5.35%, 7/30/07	10,000,172
20,000,000	5.35%, 4/23/07	19,999,524
	Calyon NY
20,000,000	5.29%, 5/4/07	20,000,000
10,000,000	5.30%, 3/27/07	10,000,000
25,000,000	Credit Suisse First Boston, 5.30%, 4/11/07	25,000,000
30,000,000	Deutsche Bank, 5.30%, 5/15/07	30,000,564
	Fortis Bank NY
10,000,000	5.31%, 4/27/07	10,000,000
20,000,000	5.31%, 7/23/07	20,000,000
	Rabobank Nederland
20,000,000	5.27%, 3/19/07	20,000,000
10,000,000	5.28%, 3/12/07	10,000,000
30,000,000	Societe Generale NY, 5.28%, 4/9/07	30,000,000

Total Certificates of Deposit (Cost $290,000,362)		290,000,362

Commercial Paper** (35.2%):
Banking (7.3%):
30,000,000	Bank of America Corp., 5.36%, 3/19/07	29,921,100
30,000,000	HBOS Treasury Services plc, 5.37%, 5/16/07	29,668,767
30,000,000	Svenska Handelsbanken, 5.37%, 4/4/07	29,851,675
30,000,000	UBS Americas, 5.37%, 3/1/07	30,000,000

		119,441,542

Chemicals (1.5%):
	BASF AG
10,000,000	5.36%, 4/12/07(b)	9,938,867
15,000,000	5.37%, 4/5/07(b)	14,923,729

		24,862,596

Diversified Manufacturing Operations (5.2%):
	General Electric Capital Corp.
15,000,000	5.33%, 3/27/07	14,943,342
15,000,000	5.34%, 3/30/07	14,936,804

Principal Amount	Security Description	Value
Commercial Paper, continued:
Diversified Manufacturing Operations, continued:
$25,000,000	IBM Corp., 5.27%, 3/1/07(b)	$25,000,000
30,000,000	Toyota Motor Credit Corp., 5.33%, 3/30/07	29,873,850

		84,753,996

Financial Services (6.6%):
30,000,000	AIG Funding, 5.34%, 3/30/07	29,873,608
29,600,000	Allianz Finance, 5.36%, 5/8/07(b)	29,308,144
25,000,000	American Express Credit Corp., 5.32%, 3/30/07	24,894,875
25,000,000	American Honda Finance, 5.34%, 4/27/07	24,793,375

		108,870,002

Food—Miscellaneous/Diversified (1.8%):
30,000,000	Nestle Capital Corp., 5.31%, 3/1/07(b)	30,000,000

Insurance (1.5%):
	ING America Insurance
15,000,000	5.36%, 3/6/07	14,989,125
9,000,000	5.37%, 4/9/07	8,949,008

		23,938,133

Petroleum Refining (3.7%):
30,000,000	Chevron Funding Corp., 5.32%, 3/8/07	29,969,608
30,000,000	Total Capital, 5.30%, 3/28/07(b)	29,882,775

		59,852,383

Pharmaceuticals (1.5%):
25,000,000	Merck & Co., Inc., 5.30%, 3/12/07	24,960,201

Security Brokers & Dealers (6.1%):
25,000,000	Bear Stearns, 5.35%, 3/29/07	24,898,111
25,000,000	JP Morgan Chase & Co., 5.36%, 4/11/07	24,850,806
25,000,000	Merrill Lynch & Co., 5.34%, 4/4/07	24,876,986
25,000,000	The Goldman Sachs Group, Inc., 5.33%, 7/9/07	24,535,069

		99,160,972

Total Commercial Paper (Cost $575,839,825)		575,839,825

Continued

AMERICAN PERFORMANCE FUNDS

Cash Management Fund

Schedule of Portfolio Investments, Continued

February 28, 2007

(Unaudited)

Principal Amount	Security Description	Value
U.S. Government Agency Securities (11.6%):
$20,000,000	Fannie Mae, 5.30%, 1/8/08	$20,000,000
	Federal Home Loan Bank
5,000,000	2.85%, 4/27/07	4,981,317
10,000,000	5.17%, 9/21/07	10,000,000
39,140,000	5.30%, 10/26/07 - 3/5/08	39,140,000
20,000,000	5.32%, 1/11/08	20,000,000
25,000,000	5.34%*, 5/15/07	25,000,000
5,000,000	5.35%, 9/28/07	5,000,000
	Freddie Mac
15,000,000	5.15%, 4/13/07	15,000,000
50,000,000	5.30%, 2/1/08 - 2/6/08	50,000,000

Total U.S. Government Agency Securities (Cost $189,121,317)		189,121,317

Repurchase Agreements (37.0%):
25,000,000	Bear Stearns Cos., Inc., 5.27%, 3/1/07 (Purchased on 2/28/07, proceeds at maturity $25,003,660, collateralized by U.S. Government Agency Securities (6.00%, (12/02/21 - 11/15/24), fair value $26,178,481)	25,000,000
148,000,000	Deutsche Bank AG, 5.31%, 3/1/07 (Purchased on 2/28/07, proceeds at maturity $148,021,830, collateralized by U.S. Treasury Securities (4.00% - 4.38%), (05/15/07 - 02/15/14), fair value $150,960,731)	148,000,000

Principal Amount	Security Description	Value
Repurchase Agreements, continued:
$147,871,248	JP Morgan Chase & Co., 5.29%, 3/1/07 (Purchased on 2/28/07, proceeds at maturity $147,892,977, collateralized by U.S. Government Agency Securities (0.00% - 6.94%), (03/06/07 - 07/15/36), fair value $150,831,734)	$147,871,248
140,000,000	Morgan Stanley & Co., 5.29%, 3/1/07 (Purchased on 2/28/07, proceeds at maturity $140,020,572, collateralized by U.S. Treasury Securities (4.38% - 8.00%), (01/31/08 - 08/15/27), fair value $142.800.244)	140,000,000
145,000,000	UBS AG, 5.30%, 3/1/07 (Purchased on 2/28/07, proceeds at maturity $145,021,347, collateralized by U.S. Government Agency Security, 0.00%, 08/27/07, fair value $147,900,426)	145,000,000

Total Repurchase Agreements (Cost $605,871,248)		605,871,248

Total Investments (Cost $1,660,832,752)(a)—101.5%		1,660,832,752
Liabilities in excess of other assets—(1.5)%		(25,018,947)

Net Assets—100.0%		$1,635,813,805

(a)	Cost and value for federal income tax and financial reporting purposes are the same.
(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended.
*	Variable rate investments. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2007. The date presented reflects the next rate change date.
**	The rate presented is the effective yield at purchase.

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Tax-Free Money Market Fund

Schedule of Portfolio Investments

February 28, 2007

(Unaudited)

Shares or Principal Amount	Security Description	Value
Municipal Bonds (99.0%):
Alabama (2.5%):
$8,200,000	Montgomery Alabama Industrial Development Board, 3.63%*, 5/1/21, General Electric	$8,200,000

Colorado (9.1%):
8,500,000	Broomfield Colorado Urban Renewal, 3.67%*, 12/1/30, Enhanced by: LOC	8,500,000
7,000,000	Colorado Educational & Cultural Facilities Student Housing, 3.67%*, 7/1/37, Enhanced by: LOC	7,000,000
6,800,000	Denver Colorado City & County Airport Revenue, 3.55%*, 11/15/25, Enhanced by: LOC, AMT	6,800,000
7,000,000	University of Colorado Hospital Authority Revenue, 3.52%*, 11/15/35, Enhanced by: LOC	7,000,000

		29,300,000

District of Columbia (1.8%):
5,765,000	District of Columbia Revenue, 3.52%*, 10/1/30, Enhanced by: LOC	5,765,000

Florida (3.7%):
4,800,000	Alachua County Florida Health Facilities Revenue, 3.63%*, 12/1/12, Enhanced by: LOC	4,800,000
7,000,000	Palm Beach Florida Schools District, 3.57%, 3/8/07, Enhanced by: LOC	7,000,000

		11,800,000

Georgia (7.3%):
2,340,000	Athens-Clarke County University Development Revenue, 3.66%*, 4/1/31, Enhanced by: LOC	2,340,000
2,800,000	Fulton County Georgia Hospital Authority Revenue, 3.60%*, 10/1/33, Enhanced by: LOC	2,800,000
11,800,000	MARTA Georgia, 3.50%, 4/5/07, Enhanced by: LOC	11,800,000
6,500,000	Richmond County Hospital Authority Revenue, 3.52%*, 1/1/25, Enhanced by: LOC	6,500,000

		23,440,000

Shares or Principal Amount	Security Description	Value
Municipal Bonds, continued:
Illinois (7.6%):
$7,500,000	Educational Facilities Authority Revenue, Elmhurst College, 3.58%*, 3/1/33, Enhanced by: LOC	$7,500,000
10,000,000	Illinois Financial Authority Revenue, 3.67%*, 11/1/41, Enhanced by: LOC	10,000,000
6,800,000	Quincy Illinois Revenue, Blessing Hospital Project, 3.58%*, 11/15/33, Enhanced by: LOC	6,800,000

		24,300,000

Indiana (7.2%):
11,000,000	Indiana State Financial Authority, 3.52%*, 6/1/35, Enhanced by: LOC	11,000,000
12,000,000	Mount Vernon Indiana Pollution Control & Solid Waste Disposal Revenue, 3.63%*, 12/1/14, General Electric	12,000,000

		23,000,000

Kentucky (4.0%):
5,000,000	Jefferson County Kentucky Student High School Industrial Building Revenue, 3.67%*, 9/1/29, Enhanced by: LOC	5,000,000
7,715,000	Jeffersontown Lease Program Revenue, 3.64%*, 3/1/30, Enhanced by: LOC	7,715,000

		12,715,000

Maryland (2.5%):
8,200,000	Maryland State Economic Development Corp. Revenue, 3.65%*, 12/1/25, Enhanced by: LOC	8,200,000

Massachusetts (4.2%):
10,000,000	Mass Water Resources Authority, 3.55%, 4/10/07, Enhanced by: LOC	10,000,000
3,500,000	Massachusetts Water Resources Authority, 3.60%, 3/1/07, Enhanced by: LOC	3,500,000

		13,500,000

Continued

AMERICAN PERFORMANCE FUNDS

Tax-Free Money Market Fund

Schedule of Portfolio Investments, Continued

February 28, 2007

(Unaudited)

Shares or Principal Amount	Security Description	Value
Municipal Bonds, continued:
Michigan (4.5%):
$5,800,000	Detroit Sewer Disposal Revenue, 3.66%*, 7/1/27, Insured by: FSA	$5,800,000
6,000,000	Michigan State Hospital Finance Authority Revenue, 3.67%*, 12/1/30, Insured by: AMBAC	6,000,000
2,548,000	Michigan State Strategic Fund, Solid Waste Disposal, Grayling Generating Project, AMT, 3.56%*, 1/1/14, Enhanced by: LOC	2,548,000

		14,348,000

Missouri (3.1%):
6,900,000	Missouri State Health & Educational Facilities Authority Educational Facilities Revenue, 3.65%*, 2/1/31, Enhanced by: LOC	6,900,000
3,000,000	Missouri State Highways & Transportation Revenue, 3.49%*, 5/1/15, Enhanced by: LOC	3,000,000

		9,900,000

New Mexico (2.8%):
9,100,000	Farmington New Mexico Pollution Control Revenue, Series A, 3.64%*, 5/1/24, Enhanced by: LOC	9,100,000

New York (3.1%):
10,000,000	Metropolitan Transit Authority New York, 3.65%, 6/27/07, Enhanced by: LOC	10,000,000

Pennsylvania (3.4%):
11,000,000	Delaware County Pennsylvania Industrial Authority, 3.50%, 4/10/07, Enhanced by: LOC	11,000,000

Tennessee (2.0%):
6,400,000	Montgomery County Public Building Authority, 3.65%*, 2/1/36, Enhanced by: LOC	6,400,000

Texas (11.0%):
11,250,000	Brownsville, Texas Utility, 3.60%, 3/5/07, Enhanced by: LOC	11,250,000

Shares or Principal Amount	Security Description	Value
Municipal Bonds, continued:
Texas, continued:
$8,000,000	Calhoun County Texas Industrial Development Authority Port Revenue, 3.59%*, 11/1/15, Enhanced by: LOC, AMT	$8,000,000
10,000,000	Gulf Coast Waste Disposal Authority Pollution Control Revenue, 3.58%*, 6/1/20, Exxon	10,000,000
6,000,000	Midlothian Industrial Development Corporate Pollution Control Revenue, 3.54%*, 12/1/09, Enhanced by: LOC	6,000,000

		35,250,000

Utah (3.1%):
10,000,000	Emery County Utah Pollution Control Revenue, 3.55%*, 7/1/15, Enhanced by: LOC	10,000,000

Vermont (2.5%):
8,000,000	Vermont State, Student Assistance Corporation, Student Loan Revenue, 3.66%*, 1/1/08, Enhanced by: LOC	8,000,000

Virginia (1.9%):
5,995,000	Peninsula Ports Authority, 3.60%, 3/28/07, Enhanced by: LOC	5,995,000

Washington (4.0%):
6,000,000	Port Seattle, Washington, 3.50%, 4/5/07, Enhanced by: LOC	6,000,000
6,700,000	Washington State Health Care Facilities Authority, National Healthcare Research & Education Revenue, 3.55%*, 1/1/32, Enhanced by: LOC	6,700,000

		12,700,000

West Virginia (5.6%):
8,000,000	Public Energy Authority Revenue, 3.53%, 4/5/07, Enhanced by: LOC, AMT	8,000,000
10,000,000	West Virginia State Hospital Finance Authority Revenue, 3.66%*, 10/1/36, Enhanced by: LOC	10,000,000

		18,000,000

Continued

AMERICAN PERFORMANCE FUNDS

Tax-Free Money Market Fund

Schedule of Portfolio Investments, Continued

February 28, 2007

(Unaudited)

Shares or Principal Amount	Security Description	Value
Municipal Bonds, continued:
Wisconsin (2.1%):
$4,000,000	Beaver Dam Wisconsin Development Revenue, 3.66%*, 12/1/36, Enhanced by: LOC	$4,000,000
	Wisconsin State Health & Educational Facilities Authority Revenue
1,450,000	3.66%*, 11/1/30, Enhanced by: LOC	1,450,000
1,400,000	3.52%*, 8/15/33, Enhanced by: LOC	1,400,000

		6,850,000

Total Municipal Bonds (Cost $317,763,000)		317,763,000

Shares or Principal Amount	Security Description	Value
Investment Companies (0.9%):
2,471,051	Goldman Sachs Tax-Free Money Market Fund	$2,471,051
365,328	SEI Tax-Exempt Trust Institutional Money Market Fund, Class A	365,328

Total Investment Companies (Cost $2,836,379)		2,836,379

Total Investments (Cost $320,599,379)(a)—99.9%		320,599,379
Other assets in excess of liabilities—0.1%		428,400

Net Assets—100.0%		$321,027,779

(a)	Cost and value for federal income tax and financial reporting purposes are the same.
*	Represents variable rate investments. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2007. The date presented reflects the final maturity date.

AMBAC—American Municipal Bond Assurance Corp.

AMT—Alternative Minimum Tax

FGIC—Financial Guaranty Insurance Corporation

FSA—Financial Security Assurance

LOC—Letter of Credit

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments

February 28, 2007

(Unaudited)

Shares or Principal Amount	Security Description	Value
Municipal Bonds (97.7%):
Alabama (4.5%):
$475,000	Birmingham Alabama Refunding & Capital Improvement, GO, Series B, 3.13%, 12/1/08	$470,126
450,000	Huntsville Alabama, Water System Revenue, 4.70%, 11/1/13, Callable 11/1/08 @ 101*, Insured by: AMBAC	461,160

		931,286

Arizona (0.1%):
15,000	Phoenix Arizona, GO, Series A, 4.50%, 7/1/16, Callable 7/1/08 @ 101*	15,256

Arkansas (0.1%):
30,000	Fountain Hill School District, Arkansas Ashley County, GO, 3.50%, 6/1/07, Insured by: State Aid	29,984

California (1.0%):
10,000	Forestville California University School District, GO, 5.00%, 8/1/11, Insured by: FSA	10,609
15,000	Metropolitan Water District, Southern California Waterworks Revenue, 5.00%, 7/1/18, Callable 1/1/08 @ 101*	15,329
10,000	Morgan Hill California University School District, GO, 5.00%, 8/1/12, Callable 8/1/11 @ 101*, Insured by: FGIC	10,679
	Pomona California Public Financing Authority Revenue
80,000	5.00%, 2/1/24, Callable 2/1/08 @ 102*, Insured by: MBIA	82,405
25,000	5.00%, 2/1/24, Callable 2/1/08 @ 102*, Insured by MBIA	25,820
15,000	San Bernardino County California Transportation Authority, Series A, 4.88%, 3/1/10, Callable 3/1/08 @ 101*, Insured by: FSA	15,342
25,000	San Diego California Public Facilities Financing Authority Revenue, Series A, 4.38%, 9/2/12, Callable 9/2/09 @ 101*, Insured by: AMBAC	25,665
10,000	San Mateo County California Transportation District, 4.75%, 6/1/16, Callable 6/1/08 @ 101*, Insured by: MBIA	10,378

Shares or Principal Amount	Security Description	Value
Municipal Bonds, continued:
California, continued:
$10,000	West Contra Costa California University School District, GO, 5.00%, 8/1/15, Callable 8/1/09 @ 101*, Insured by: FGIC	$10,407

		206,634

Florida (0.8%):
25,000	Florida Municipal Loan Council Revenue, 4.50%, 4/1/13, Callable 4/1/09 @ 101*, Insured by: MBIA	25,542
120,000	Miami-Dade County Florida Public Facilities Revenue, Jackson Memorial Hospital, 5.00%, 6/1/18, Callable 6/1/08 @ 101*, Insured by: FSA	123,134
20,000	West Palm Beach Florida, Utility System Revenue, 3.50%, 10/1/12, Callable 10/1/10 @ 100*, Insured by: FSA	19,779

		168,455

Georgia (0.2%):
25,000	Coweta County Georgia Development Authority Revenue, 5.13%, 1/1/17, Callable 1/1/10 @ 101*, Insured by: AMBAC	26,232
20,000	Dalton-Whitfield County Georgia Hospital Authority Revenue, 5.25%, 7/1/13, Callable 4/30/07 @ 101*, Insured by: MBIA	20,022

		46,254

Illinois (12.0%):
400,000	Chicago Park District, GO, Series A, 5.25%, 11/15/12, Callable 11/15/08 @ 100*, Insured by: MBIA	410,048
250,000	Illinois Health Facilities Authority Revenue, Series A, 5.50%, 2/15/15, Callable 2/15/11 @ 101*, Insured by: FSA	265,932
285,000	Joliet Illinois Waterworks & Sewage Revenue, Series A, 5.00%, 1/1/14, Callable 1/1/12 @ 100*, Insured by: AMBAC	300,627
215,000	Kane County Illinois School District No. 129 Aurora West Side, GO, Series B, 4.70%, 2/1/15, Callable 2/1/12 @ 100*, Insured by: FGIC	223,983

Continued

AMERICAN PERFORMANCE FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments, Continued

February 28, 2007

(Unaudited)

Shares or Principal Amount	Security Description	Value
Municipal Bonds, continued:
Illinois, continued:
$15,000	University of Illinois Certificates, 4.25%, 10/1/09, Insured by: AMBAC	$15,194
670,000	Will County Ill. Community High School Dist. No. 210 Lincoln-Way School Bldg., 5.00%, 1/1/17, Insured by: FGIC	736,049
500,000	Will County School District No. 122, GO, Series B, 5.10%, 11/1/15, Callable 11/1/11 @ 100*, Insured by: FGIC	528,455

		2,480,288

Indiana (7.7%):
305,000	Bartholomew County Indiana Building Corp., 4.25%, 7/15/15	309,264
390,000	Bartholomew County Indiana Building Corp., 4.25%, 7/15/14	396,864
10,000	East Chicago Indiana Multiple School Building Corp., 5.40%, 7/15/12, Callable 7/15/08 @ 101*, Insured by: AMBAC	10,319
845,000	New Albany Indiana Redevelopment Authority, 4.00%, 2/1/14	849,453
20,000	Warren Township Indiana School Building Corp., 5.00%, 7/5/14, Callable 7/5/08 @ 101*, Insured by: FSA	20,521

		1,586,421

Iowa (0.4%):
50,000	Iowa City Sewer Revenue, 4.10%, 7/1/12, Callable 7/1/10 @ 100*, Insured by: FSA	50,621
25,000	Iowa City Water Revenue, 4.75%, 7/1/12, Callable 7/1/08 @ 100*, Insured by: FGIC	25,339

		75,960

Kansas (1.3%):
250,000	University of Kansas Hospital Authority Health Facilities Revenue, 5.70%, 9/1/20, Callable 9/1/09 @ 100*, Insured by: AMBAC	262,055

Shares or Principal Amount	Security Description	Value
Municipal Bonds, continued:
Kentucky (0.1%):
$5,000	Campbell & Kenton Counties Sanitary District Revenue, Series A, 5.00%, 8/1/17, Callable 8/1/11 @ 101*, Insured by: FSA	$5,280
10,000	Kentucky State Turnpike Authority Economic Development Road Revenue, 5.15%, 7/1/19, Callable 7/1/11 @ 100*, Insured by: FSA	10,533

		15,813

Louisiana (2.6%):
10,000	Bossier City Louisiana Public Improvement Sales and Use Tax Revenue, 3.65%, 11/1/08, Insured by: AMBAC	9,993
500,000	Louisiana Public Facilities Authority, 5.45%, 2/1/13, Callable 8/1/07 @ 100*, Insured by: AMBAC	503,230
25,000	Orleans Parish Louisiana Parishwide School District, GO, 4.80%, 9/1/09, Callable 10/19/06 @ 100*, Insured by: FGIC	25,021

		538,244

Maine (1.9%):
380,000	Maine Municipal Bond Bank Revenue, Series A, 4.00%, 11/1/15, Callable 11/1/13 @ 100*	385,841

Massachusetts (0.0%):
5,000	Massachusetts State Water Reserve Authority Revenue, Series B, 4.00%, 12/1/18, Callable 4/1/07 @ 100*, Insured by: MBIA	5,002

Michigan (8.1%):
	Lake Orion Michigan Community School District, GO
490,000	5.00%, 5/1/16, Callable 5/1/12 @ 100*, Insured by: Q-SBLF	516,891
110,000	5.00%, 5/1/16, Prerefunded 5/1/12 @ 100*, Insured by: Q-SBLF	116,833
600,000	Michigan State Building Authority Revenue, Series I, 4.75%, 10/15/15, Callable 10/15/09 @ 100*	616,086
400,000	Novi Michigan Special Assessment, 4.75%, 10/1/14, Callable 10/1/08 @ 100*, Insured by: AMBAC	405,492

Continued

AMERICAN PERFORMANCE FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments, Continued

February 28, 2007

(Unaudited)

Shares or Principal Amount	Security Description	Value
Municipal Bonds, continued:
Michigan, continued:
$25,000	Ottawa County Michigan, GO, 5.05%, 8/1/14, Callable: 8/1/08 @ 100*	$25,436

		1,680,738

Minnesota (0.0%):
10,000	Minneapolis & St. Paul Minnesota Housing & Redevelopment Authority, 4.75%, 11/15/18, Callable 4/30/07 @ 101*, Insured by: AMBAC	10,007

Mississippi (0.3%):
60,000	Mississippi Development Bank, Special Obligation Revenue, Series B, 5.55%, 7/1/16, Callable 7/1/10 @ 100*, Insured by: FSA	63,272

Missouri (0.4%):
10,000	Chesterfield Missouri, GO, 5.00%, 2/15/14, Callable: 2/15/08 @ 100*	10,120
25,000	Missouri State Health & Education Facilities Authority Revenue, Washington University, 5.00%, 6/15/21, Callable 6/15/09 @ 100*	25,725
10,000	Missouri State Health & Educational Facilities Authority Revenue, Rockhurst High School, 4.60%, 6/1/08, Callable 4/30/07 @ 102*, Enhanced by: Allied Irish Bank	10,066
5,000	St. Joseph Hospital Jackson County Revenue, 7.50%, 6/1/10, Callable 4/30/07 @ 100*, ETM	4,975
5,000	St. Louis Missouri Municipal Finance Corp., 5.40%, 2/15/12, Callable 4/30/07 @ 101*, Insured by: AMBAC	5,057
20,000	Stone County Missouri Reorganization School District No. 4, GO, 4.95%, 3/1/13, Callable 3/1/08 @ 100*, Insured by: State Aid	20,237
10,000	Wentzville Missouri School District No. 4, GO, 4.70%, 3/1/11, Callable 3/1/08 @ 100*, Insured by: FSA	10,105

		86,285

Shares or Principal Amount	Security Description	Value
Municipal Bonds, continued:
Nebraska (0.0%):
$10,000	Lincoln Nebraska, GO, 3.45%, 6/15/15, Callable 6/15/13 @ 100*	$9,735

New Mexico (1.1%):
235,000	Aztec New Mexico School District, GO, 3.60%, 10/1/10, Insured by: FGIC	234,711

New York (0.2%):
25,000	New York City Transport Authority Revenue, 5.40%, 1/1/18, Insured by: FSA	27,793
5,000	New York State Urban Development Corp. Revenue, Series B, 4.75%, 1/1/28, Callable 1/1/09 @ 101*, ETM	5,150

		32,943

Ohio (0.1%):
10,000	Alliance Ohio Water Works, 5.00%, 11/15/20, Callable 11/15/08 @ 101*, Insured by: MBIA	10,292

Oklahoma (10.5%):
200,000	Edmond Oklahoma Public Works Authority Utility Revenue, 5.60%, 7/1/19, Callable 7/1/09 @ 100*, Insured by: AMBAC	208,712
300,000	Oklahoma City Oklahoma, GO, 3.63%, 3/1/10	299,958
500,000	Oklahoma City Water Utilities Revenue, Series A, 5.00%, 7/1/16, Callable 7/1/09 @ 100*	514,315
50,000	Oklahoma County Independent School District 89, GO, 4.50%, 2/1/09, Insured by: FGIC	50,801
50,000	Oklahoma State Turnpike Authority, 5.00%, 1/1/15, Callable 1/1/09 @ 100*, Insured by: FGIC	51,199
285,000	Oklahoma University Board of Regents, Series A, 5.50%, 6/1/16, Callable 6/1/11 @ 100*, Insured by: MBIA	305,021
250,000	Tulsa County Oklahoma Independent School District No. 001, GO, 3.00%, 4/1/09, Insured by: FSA	245,762

Continued

AMERICAN PERFORMANCE FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments, Continued

February 28, 2007

(Unaudited)

Shares or Principal Amount	Security Description	Value
Municipal Bonds, continued:
Oklahoma, continued:
$5,000	Tulsa Oklahoma Industrial Authority Revenue, 6.50%, 4/1/07, Continuously Callable @ 100, ETM	$5,012
150,000	University of Oklahoma Revenue, 3.70%, 6/1/13, Insured by: MBIA	149,844
335,000	University of Oklahoma Revenue, Tulsa Campus, 3.80%, 1/1/12, Insured by: MBIA	336,461

		2,167,085

Oregon (0.0%):
5,000	Albany Oregon, GO, 4.25%, 3/1/10, Callable 3/1/09 @ 100*, Insured by: FGIC	5,056

Pennsylvania (5.8%):
50,000	Delaware County Pennsylvania, GO, 5.13%, 10/1/13, Callable 10/1/09 @ 100*	51,694
10,000	Delaware County Pennsylvania Authority Health Care Revenue, 5.38%, 11/15/23, Callable 4/30/07 @ 100*, ETM	9,996
25,000	Downingtown Pennsylvania Area School District, GO, 3.90%, 3/1/10, Callable 3/1/08 @ 100*, Insured by: FGIC	25,042
20,000	Jefferson-Morgan School District, GO, Series A, 4.00%, 10/1/07, Callable 4/30/07 @ 100*, Insured by: FSA	20,004
250,000	Lackawanna County Pennsylvania, GO, Series A, 4.80%, 1/1/13, Callable 1/1/09 @ 100*, Insured by: FGIC	254,440
750,000	Pennsylvania State, GO, Third Series, 5.00%, 9/1/16, Callable 9/1/14 @ 100*	810,697
25,000	Plumstead Township Pennsylvania, GO, 4.25%, 12/15/12, Callable 12/15/07 @ 100*, Insured by: AMBAC	25,133

		1,197,006

Rhode Island (0.3%):
60,000	Providence Rhode Island, GO, 5.45%, 1/15/10, Callable 4/30/07 @ 101*, Insured by: FSA	60,686

Shares or Principal Amount	Security Description	Value
Municipal Bonds, continued:
Tennessee (0.2%):
$50,000	Tennessee State, GO, 5.25%, 5/1/13, Callable 5/1/07 @ 101.5*	$50,883

Texas (25.6%):
275,000	Allen Texas Independent School District, GO, 3.00%, 2/15/10, Insured by: PSF-GTD	267,908
25,000	Austin Texas, GO, 5.00%, 8/1/12, Callable 8/1/07 @ 100*, Insured by: PSF-GTD	25,143
50,000	Bay City Texas Independent School District, GO, 4.80%, 2/15/14, Callable 2/15/08 @ 100*, Insured by: PSF-GTD	50,549
30,000	Baytown Texas, GO, 4.75%, 2/1/11, Callable 8/1/08 @ 100*	30,381
275,000	Brazos River Authority Revenue, 5.13%, 5/1/19, Callable 5/1/08 @ 102*, Insured by: AMBAC	284,042
75,000	Clear Brook City Texas Municipal Utilities District, 5.13%, 2/1/26, Callable 2/1/11 @ 100*, Insured by: FGIC	78,007
	Conroe Texas Independent School District, GO
95,000	4.90%, 2/15/17, Callable: 2/15/08 @ 100*, Insured by: PSF-GTD	95,930
55,000	4.90%, 2/15/17, Callable: 2/15/08 @ 100*, Insured by: PSF-GTD	55,655
525,000	Corpus Christi Texas Independent School District, 3.20%, 8/15/10, Insured by: PSF-GTD	514,994
	Corpus Christi Texas Utilities System Revenue
100,000	3.00%, 7/15/09, Insured by: FSA	98,015
100,000	3.00%, 7/15/10, Insured by: FSA	97,191
100,000	4.00%, 7/15/11, Insured by: FSA	101,159
500,000	Dallas Texas Independent School District, GO, 4.50%, 8/15/14, Callable 8/15/09 @ 100*, Insured by: PSF-GTD	509,070
165,000	Del Rio Texas, GO, Series B, 4.50%, 7/1/16, Callable 7/1/12 @ 100*, Insured by: AMBAC	170,367
135,000	Fort Bend Texas Independent School District, GO, 5.13%, 8/15/22, Callable 8/15/10 @ 100*, Insured by: PSF-GTD	140,130

Continued

AMERICAN PERFORMANCE FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments, Continued

February 28, 2007

(Unaudited)

Shares or Principal Amount	Security Description	Value
Municipal Bonds, continued:
Texas, continued:
$25,000	Harris County Texas, GO, 5.13%, 8/15/17, Callable 8/15/07 @ 101*, Insured by: MBIA	$25,399
	Houston, Texas, GO
400,000	4.75%, 3/1/17, Callable 3/1/09 @ 100*, Insured by: MBIA	408,524
100,000	4.75%, 3/1/17, Callable 3/1/09 @ 100*, Insured by: MBIA	101,395
215,000	Lubbock Texas Independent School District, GO, 4.50%, 2/15/16, Callable 2/15/12 @ 100*, Insured by: PSF-GTD	221,727
40,000	McKinney Texas, GO, 4.70%, 8/15/14, Insured by: FSA	40,796
	Mesquite Texas Independent School District, GO
25,000	5.00%, 8/15/12, Callable 08/15/07 @ 100*, Insured by PSF-GTD	25,157
5,000	5.00%, 8/15/12, Callable 08/15/07 @ 100*, Insured by: PSF-GTD	5,029
40,000	Mission Texas Construction Independent School District, GO, 5.00%, 2/15/16, Callable 2/15/08 @ 100*, Insured by: PSF-GTD	40,514
10,000	Montgomery County Texas Municipal Utility District No. 46, GO, 3.00%, 3/1/09, Insured by: FGIC	9,842
10,000	Northside Texas Independent School District, GO, 5.00%, 2/15/23, Callable 2/15/11 @ 100*, Insured by: PSF-GTD	10,385
550,000	Pflugerville Texas, 4.75%, 8/1/20, Callable 8/1/13 @ 100*, Insured by: FGIC	573,468
350,000	Port Arthur Texas Naval District, GO, 4.88%, 3/1/17, Callable 3/1/08 @ 100*, Insured by: AMBAC	353,122
260,000	Port Houston Authority Texas Harris County, GO, Series A, 3.75%, 10/1/11	259,992
50,000	Red River Authority Texas Pollution Control, 5.20%, 7/1/11, Callable 4/30/07 @ 101.5*, Insured by: AMBAC	50,442
50,000	San Patricio Texas, Municipal Water District, 4.75%, 7/10/13, Callable 7/10/09 @ 100*, Insured by: FSA	51,246

Shares or Principal Amount	Security Description	Value
Municipal Bonds, continued:
Texas, continued:
$265,000	Texas State, GO, Series B, 5.13%, 10/1/15, Callable 10/1/08 @ 101*	$273,109
100,000	Texas State Public Finance Authority, Series B, 4.80%, 2/1/16, Callable 2/1/09 @ 100*, Insured by: AMBAC	102,135
200,000	Texas State University System, 5.00%, 3/15/20, Callable 3/15/12 @ 100*, Insured by: FSA	210,456

		5,281,279

Utah (2.7%):
250,000	Utah State, GO, Series A, 5.00%, 7/1/12, Callable 7/1/08 @ 100*, ETM	254,532
300,000	Washington County Utah School District, GO, 3.00%, 3/1/10, Insured by: SBG	292,239

		546,771

Washington (7.3%):
300,000	Seattle Drain & Wastewater Revenue, 5.00%, 11/1/17, Callable 11/1/11 @ 100*, Insured by: FGIC	315,009
750,000	Washington State, Series C, GO, 5.00%, 1/1/17, Insured by: AMBAC	823,290
350,000	Washington State Health Care Facilities Authority Revenue, 5.50%, 11/15/13, Callable 11/15/08 @ 101*, Insured by: AMBAC	362,568

		1,500,867

West Virginia (1.0%):
10,000	Ohio County West Virginia Building Commission Revenue, 7.00%, 10/1/10, Callable 04/01/07 @ 100*, ETM	10,042
200,000	West Virginia State, Hospital Financial Authority Revenue, Series A, 3.50%, 6/1/10, Insured by: FSA	198,350

		208,392

Wisconsin (1.4%):
20,000	Appleton Wisconsin Storm Water System Revenue, 4.00%, 4/1/17, Callable 4/1/13 @ 100*, Insured by: MBIA	20,248

Continued

AMERICAN PERFORMANCE FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments, Continued

February 28, 2007

(Unaudited)

Shares or Principal Amount	Security Description	Value
Municipal Bonds, continued:
Wisconsin, continued:
$250,000	Milwaukee County Wisconsin, GO, Series A, 5.00%, 10/1/14, Callable 10/1/11 @ 100*	$263,060

		283,308

Total Municipal Bonds (Cost $19,830,611)		20,176,809

Shares or Principal Amount	Security Description	Value
Investments in Affiliates (1.5%):
310,150	American Performance Tax Free Money Market Fund	$310,150

Total Investments In Affiliates (Cost $310,150)		310,150

Total Investments (Cost $20,140,761)(a)—99.2%		20,486,959
Other assets in excess of liabilities—0.8%		156,077

Net Assets—100.0%		$20,643,036

*	Represents next call date. Additional subsequent call dates and amounts also apply to this security.
(a)	Represents cost for financial reporting purposes.

AMBAC—American Municipal Bond Assurance Corp.

ETM—Escrowed to Maturity

FGIC—Financial Guaranty Insurance Corporation

FSA—Financial Security Assurance

GO—General Obligations Bond

MBIA—Insured by Municipal Bond Insurance Association

PSF-GTD—Public School Fund Guaranteed

Q-SBLF—Qualified School Bond Loan Fund

SBG—School Board Guaranty

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments

February 28, 2007

(Unaudited)

Principal Amount	Security Description	Value
Asset Backed Securities (2.5%):
$1,058,846	ACLC Business Loan Receivables, Series 1998-2, Class A3, 6.69%, 4/15/20(a)(b)	$1,008,551
790,912	ACLC Business Loan Receivables, Series 2000-1, Class A3F, 8.03%, 10/15/21(a)(b)	790,912
40,251	Atherton Franchisee Loan Funding, Series 1998-A, Class A2, 6.72%, 5/15/20(a)(b)	40,251
1,200,000	Atherton Franchisee Loan Funding, Series 1998-A, Class B, 6.85%, 5/15/20(a)(b)	1,188,043
583,595	Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12(a)(b)	598,084
750,644	Captec Franchise Trust, Series 2000-1, Class A1, 7.89%, 10/15/10(a)(b)	766,034
2,198	Honda Auto Receivables Owners Trust, Series 2005-4, Class A2, 4.32%, 1/21/08	2,197
23,713	Origen Manufactured Housing, Series 2004-A, Class A2, 3.38%, 8/15/17	23,485
936,661	Peachtree Franchise Loan LLC., Series 1999-A, Class A1, 6.68%, 1/15/21(a)(b)	939,810
677,561	PSB Lending Home Loan Owner Trust, Series 1997-4, Class M1, 8.38%, 5/20/24	675,597
441,853	Residential Asset Mortgage Products, Inc., Series 2003-RS8, Class MI2, 6.20%, 9/25/33	441,135

Total Asset Backed Securities (Cost $6,164,130)		6,474,099

Mortgage Backed Securities (45.2%):
18,698	ABN AMRO Mortgage Corp., Series 2002-10, Class 1A1, 4.00%, 1/25/33	18,606
189,238	ABN AMRO Mortgage Corp., Series 2003-1, Class A2, 5.00%, 2/25/18	188,392
550,000	ABN AMRO Mortgage Corp., Series 2002-10, Class 1A6, 5.75%, 1/25/33	546,466
917,046	ABN AMRO Mortgage Corp., Series 2002-10, Class 1A8, 5.75%, 1/25/33	918,264

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$70,000	Adjustable Rate Mortgage Trust, Series 2005-1, Class 2A22, 4.59%**, 5/25/35	$68,688
196,307	American General Mortgage Loan Trust, Series 2006-1, Class A1, 5.75%, 12/25/35	196,244
550,000	American Home Mortgage Investment Trust, Series 2006-2, Class 3A2, 6.20%, 6/25/36	554,124
742,938	Banc of America Alternative Loan Trust, Series 2005-5, Class 4A1, 5.00%, 6/25/19	739,489
864,340	Banc of America Alternative Loan Trust, Series 2004-9, Class 2CB2, 5.50%, 10/25/34	861,454
1,213,496	Banc of America Alternative Loan Trust, Series 2004-4, Class 4A1, 5.75%, 5/25/34	1,210,310
16,367	Banc of America Commercial Mortgage, Inc., Series 2000-1, Class A1A, 7.11%, 11/15/31	16,523
91,168	Banc of America Funding Corp., Series 2003-2, Class 2A1, 6.00%, 6/25/17	91,666
331,301	Banc of America Mortgage Securities, Series 2004-E, Class 1A1, 3.52%**, 6/25/34	331,353
243,327	Banc of America Mortgage Securities, Series 2003-F, Class 2A1, 3.73%, 7/25/33	239,763
69,246	Banc of America Mortgage Securities, Series 2004-F, Class 2A7, 4.15%, 7/25/34	67,864
196,523	Banc of America Mortgage Securities, Series 2003-H, Class 2A3, 4.34%, 9/25/33	195,657
665,227	Banc of America Mortgage Securities, Series 2003-1, Class 2A4, 5.00%, 2/25/18	652,338
378,867	Banc of America Mortgage Securities, Series 2004-2, Class 2A1, 5.25%, 3/25/34	377,774
46,607	Banc of America Mortgage Securities, Series 2003-8, Class 1A9, 5.50%, 11/25/33	46,613
885,414	Banc of America Mortgage Securities, Series 2005-2, Class 1A2, 5.50%, 4/25/35	884,823

Continued

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

February 28, 2007

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$777,766	Banc of America Mortgage Securities, Series 2004-2, Class 5A1, 6.50%, 10/25/31	$792,686
618,550	Banc of America Mortgage Securities, Series 2004-1, Class 5A1, 6.50%, 9/25/33	624,639
50,000	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-4, Class A6, 3.40%**, 6/25/34	48,982
143,335	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 1A1, 4.55%**, 9/25/34	143,510
41,732	Bear Stearns Alternative Trust, Series 2005-5, Class 26A1, 5.42%**, 7/25/35	41,328
1,847,388	Cendant Mortgage Corp., Series 2003-9, Class 2A2, 4.84%**, 11/25/18	1,829,966
92,914	Cendant Mortgage Corp., Series 2003-8, Class 1A2, 5.25%, 10/25/33	92,007
1,934,148	Cendant Mortgage Corp., Series 2003-9, Class 1A6, 5.25%, 11/25/33	1,926,864
37,854	Centex Home Equity, Series 2005-D, Class AF1, 5.04%, 10/25/35	37,713
74,449	Chase Funding Mortgage Loan Asset-Backed, Series 2001-4, Class 1A6, 6.24%, 1/25/13	74,756
449,515	Chase Mortgage Finance Corp., Series 2003-S1, Class 2A1, 5.00%, 2/25/18	446,066
162,732	Chase Mortgage Finance Corp., Series 2004-S1, Class A3, 5.50%, 2/25/19	163,714
87,599	Chase Mortgage Finance Corp., Series 2003-S5, Class A4, 5.50%, 6/25/33	86,143
764,328	Chase Mortgage Finance Corp., Series 2005-S3, Class A4, 5.50%, 11/25/35	761,298
67,400	Chase Mortgage Finance Corp., Series 2003-S15, Class 1A1, 6.00%, 1/25/34	67,641
223,041	Chaseflex Trust, Series 2006-2, Class A1A, 5.77%**, 9/25/36	223,139
108,046	CIT Marine Trust, Series 1999-A, Class A4, 2,281.25%, 11/15/19	108,104

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$241,151	Citicorp Mortgage Securities, Inc., Series 2003-4, Class A4, 5.00%, 3/25/18	$237,227
332,415	Citicorp Mortgage Securities, Inc., Series 2003-11, Class 2A3, 5.00%, 12/25/33	328,321
564,529	Citicorp Mortgage Securities, Inc., Series 2004-3, Class A9, 5.25%, 5/25/34	557,016
43,269	Citicorp Mortgage Securities, Inc., Series 2003-3, Class A4, 5.50%, 3/25/33	43,092
66,275	Citicorp Mortgage Securities, Inc., Series 2003-5, Class 1A1, 5.50%, 4/25/33	65,972
1,846,192	Citicorp Mortgage Securities, Inc., Series 2004-8, Class 1A1, 5.50%, 10/25/34	1,850,911
189,472	Citicorp Mortgage Securities, Inc., Series 1994-3, Class A13, 6.50%, 2/25/24	188,869
146,188	Citicorp Residential Mortgage Securities, Inc., Series 2006-2, Class A1A, 5.87%, 9/25/36	146,123
43,331	Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class WA1, 6.50%, 10/25/33	44,329
426,357	Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class WA2, 6.50%, 10/25/33	431,354
162,216	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 2CB3, 8.00%, 8/25/34	171,623
20,000	Commercial Mortgage Asset Trust, Series 1999-C1, Class A3, 6.64%, 1/17/32	20,499
62,621	Countrywide Alternative Loan Trust, Series 2004-12CB, Class 1A1, 5.00%, 7/25/19	61,789
162,933	Countrywide Alternative Loan Trust, Series 2004-18CB, Class 3A1, 5.25%, 9/25/19	159,543
68,721	Countrywide Alternative Loan Trust, Series 2002-12, Class A7, 5.40%, 11/25/32	68,490
650,788	Countrywide Alternative Loan Trust, Series 2004-16CB, Class 1A2, 5.50%, 7/25/34	645,399

Continued

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

February 28, 2007

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$371,728	Countrywide Alternative Loan Trust, Series 2004-14T2, Class A6, 5.50%, 8/25/34	$371,170
153,604	Countrywide Alternative Loan Trust, Series 2003-J1, Class 4A1, 6.00%, 10/25/32	154,914
68,683	Countrywide Alternative Loan Trust, Series 2004-J2, Class 7A1, 6.00%, 12/25/33	68,919
127,168	Countrywide Alternative Loan Trust, Series 2004-35T2, Class A1, 6.00%, 2/25/35	127,293
309,864	Countrywide Alternative Loan Trust, Series 2004-J8, Class 2A1, 7.00%, 8/25/34	314,453
58,623	Countrywide Asset-Backed Certificates, Series 2004-13, Class AF3, 3.99%, 2/25/31	58,200
223,562	Countrywide Home Loans, Series 2003-J7, Class 3A2, 4.50%, 8/25/18	220,662
25,754	Countrywide Home Loans, Series 2002-31, Class A6, 4.50%, 1/25/33	25,568
411,748	Countrywide Home Loans, Series 2004-12, Class 12A1, 4.73%**, 8/25/34	408,724
422,965	Countrywide Home Loans, Series 2002-35, Class 4A3, 5.00%, 2/25/18	420,047
1,026,708	Countrywide Home Loans, Series 2002-38, Class A2, 5.00%, 2/25/18	1,022,147
926,407	Countrywide Home Loans, Series 2003-14, Class A19, 5.00%, 6/25/33	914,251
315,507	Countrywide Home Loans, Series 2003-J7, Class 2A2, 5.00%, 8/25/33	312,904
178,703	Countrywide Home Loans, Series 2003-1, Class 1A10, 5.25%, 3/25/33	177,726
1,397,624	Countrywide Home Loans, Series 2002-19, Class 2A4, 5.50%, 11/25/17	1,388,787
185,281	Countrywide Home Loans, Series 2003-14,Class A2, 5.50%, 6/25/33	183,380

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$103,008	Countrywide Home Loans, Series 2003-J5, Class 1A1, 5.50%, 7/25/33	$103,047
376,410	Countrywide Home Loans, Series 2003-57, Class A1, 5.50%, 1/25/34	374,540
818,487	Countrywide Home Loans, Series 2004-1, Class A6, 5.50%, 2/25/34	815,618
727,607	Countrywide Home Loans, Series 2005-13, Class A1, 5.50%, 6/25/35	727,325
16,481	Countrywide Home Loans, Series 2003-42, Class 1A1, 5.66%**, 9/25/33	16,631
1,974,623	Countrywide Home Loans, Series 2002-21, Class A1, 5.75%, 11/25/17	1,965,546
253,513	Countrywide Home Loans, Series 2002-J5, Class 1A14, 5.75%, 1/25/33	252,373
220,343	Countrywide Home Loans, Series 2005-8R, Class A4, 6.00%, 10/25/34	220,652
395,053	Countrywide Home Loans, Series 2006-20, Class 1A6, 6.00%, 2/25/37	396,639
469,535	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR7, Class 2A1, 4.69%**, 11/25/34	465,612
504,166	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR2, Class 2A1, 4.85%**, 2/25/33	510,433
127,088	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-10, Class 7A1, 5.00%, 9/25/15	126,653
1,121,394	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 8A1, 5.00%, 9/25/18	1,103,500
298,856	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-11, Class 1A26, 5.25%, 6/25/33	297,804
482,828	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-08, Class 1A2, 5.25%, 12/25/34	475,586
49,290	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-34, Class 4A1, 5.50%, 11/25/17	48,928

Continued

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

February 28, 2007

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$229,902	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 5A1, 5.50%, 2/25/19	$228,500
134,712	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-10, Class 1A1, 5.50%, 5/25/33	133,676
561,689	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-21, Class 3A1, 5.50%, 8/25/33	555,595
6,677,165	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 1A1, 5.50%, 10/25/33	6,677,764
25,776	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-8, Class 4A4, 5.50%, 12/25/34	25,569
409,811	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 1A1, 5.75%, 2/25/34	408,253
721,254	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-AR28, Class CB3, 5.77%**, 11/25/32	717,647
133,351	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-5, Class 2A1, 6.00%, 2/25/17	132,919
231,671	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8 , Class 5A1, 6.50%, 4/25/33	232,199
477,139	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-29, Class 7A1, 6.50%, 12/25/33	476,752
271,325	Credit Suisse First Boston Mortgage Securities Corp., Series 1997-C2, Class A3, 6.55%, 1/17/35	272,906
162,785	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-1, Class 1A1, 7.00%, 2/25/33	162,785
202,580	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-10, Class 2A1, 7.50%, 5/25/32	204,041
302,108	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-10, Class 2B1, 7.50%, 5/25/32	302,937
207,081	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-34, Class 1A1, 7.50%, 12/25/32	208,358
110,000	Deutsche Mortgage Securities, Inc., Series 2004-5, Class A3, 5.59%, 7/25/34	109,482

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$68,439	Fannie Mae, Series 2003-88, Class TC, 3.50%, 4/25/11	$68,009
163,872	Fannie Mae, Series 2003-24, Class BA, 4.00%, 4/25/17	159,614
15,876	Fannie Mae, Series 2004-90, Class XN, 4.35%, 3/25/34	15,515
42,458	Fannie Mae, Series 2003-81, Class TB, 4.50%, 9/25/18	40,204
69,050	Fannie Mae, Series 2003-33, Class PC, 4.50%, 3/25/27	68,792
8,986	Fannie Mae, Series 2002-82, Class QL, 5.00%, 5/25/27	8,951
16,700	Fannie Mae, Series 2003-13, Class PG, 5.00%, 11/25/32	16,599
243,421	Fannie Mae, Series 1999-1, Class K, 5.50%, 12/25/08	242,635
283,987	Fannie Mae, Series 2003-1, Class A, 5.50%, 8/25/30	284,613
43,312	Fannie Mae, Series 2001-53, Class CL, 5.50%, 6/25/31	43,165
113,923	Fannie Mae, Series 2002-63, Class CG, 5.50%, 6/25/31	113,816
297,806	Fannie Mae, Series 2006-10, Class LC, 5.75%, 9/25/20	298,854
7,289	Fannie Mae, Series 1992-139, Class A, 6.00%, 8/25/07	7,272
1,875	Fannie Mae, Series 1992-196, Class J, 6.00%, 11/25/07	1,869
55,924	Fannie Mae, Series 1993-191, Class PJ, 6.00%, 10/25/08	55,961
42,264	Fannie Mae, Series 1992-129, Class L, 6.00%, 7/25/22	43,121
18,402	Fannie Mae, Series 2001-72, Class NH, 6.00%, 4/25/30	18,362
116,586	Fannie Mae, Series 2003-46, Class TC, 6.00%, 5/25/30	116,733
48,870	Fannie Mae, 6.23%**, 6/1/19, Pool # 91574	49,285
139,982	Fannie Mae, 6.24%, 12/1/22, Pool #303247	141,296
13,058	Fannie Mae, Series G94-2, Class D, 6.45%, 1/25/24	13,293
143,856	Fannie Mae, Series 2001-50, Class VB, 6.50%, 12/25/16	143,972
22,686	Fannie Mae, Series 1993-210, Class PL, 6.50%, 4/25/23	22,743
22,058	Fannie Mae, Series 1993-183, Class K, 6.50%, 7/25/23	22,334

Continued

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

February 28, 2007

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$4,921	Fannie Mae, Series 2002-36, Class HM, 6.50%, 12/25/29	$4,907
809,260	Fannie Mae, Series 2005-112, Class BL, 6.50%, 12/25/35	803,408
161,494	Fannie Mae, Series 1993-255, Class C, 6.55%, 12/25/23	162,614
246,079	Fannie Mae, 6.59%**, 2/1/30, Pool # 556998	248,036
1,932	Fannie Mae, Series 1991-108, Class J, 7.00%, 9/25/21	2,023
24,161	Fannie Mae, Series 1993-250, Class Z, 7.00%, 12/25/23	24,960
409,977	Fannie Mae, Series 1997-M8, Class A3, 7.23%, 1/25/22	422,142
2,912	Fannie Mae, 7.50%, 11/1/07, Pool # 50660	3,022
6,702	Fannie Mae, 7.50%, 10/1/09, Pool # 303057	6,759
169,534	Fannie Mae, Series 1991-165, Class L, 7.50%, 12/25/21	172,442
7,300	Fannie Mae, Series 1992-195, Class C, 7.50%, 10/25/22	7,607
28,000	Fannie Mae, Series 1996-42, Class LL, 7.50%, 9/25/26	29,577
4,790	Fannie Mae, Series 1992-11, Class E, 8.00%, 12/25/21	4,829
18,452	Fannie Mae, Series 1992-34, Class G, 8.00%, 3/25/22	18,684
107,422	Fannie Mae Whole Loan, Series 2001-W2, Class AF6, 6.59%, 10/25/31	107,053
92,801	FFCA Secured Lending Corp., Series 1998-1, Class A1B, 6.73%, 10/18/25	92,640
84,267	First Horizon ABS Trust, Series 2004-HE4, Class A2, 4.07%, 7/25/19	82,937
189,033	First Horizon Alternative Mortgage Securities, Series 2005-FA1, Class 1A6, 5.50%, 3/25/35	188,241
304,469	First Horizon Alternative Mortgage Securities, Series 2004-FA1, Class 1A1, 6.25%, 10/25/34	307,611
338,290	First Horizon Alternative Mortgage Securities, Series 2006-FA5, Class A3, 6.25%, 8/25/36	339,367
483,862	First Horizon Mortgage Pass-Through Trust, Series 2004-1, Class 2A1, 4.75%, 3/25/19	474,328

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$100,423	First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 2A1, 5.34%**, 10/25/35	$100,437
603,913	First Horizon Mortgage Pass-Through Trust, Series 2003-10, Class 1A2, 5.50%, 1/25/34	601,030
98,742	First Union National Bank Commercial Mortgage, Series 1999-C4, Class A1, 7.18%, 12/15/31	98,810
893,598	Freddie Mac, Series H013, Class A3, 3.15%, 5/15/10	879,564
36,451	Freddie Mac, Series 2773, Class EK, 3.50%, 5/15/10	36,315
185,951	Freddie Mac, Series 2695, Class GU, 3.50%, 11/15/22	183,099
110,911	Freddie Mac, Series 2752, Class EJ, 4.00%, 2/15/14	106,096
69,929	Freddie Mac, Series 2672, Class NF, 4.00%, 12/15/16	67,500
6,903	Freddie Mac, Series 2764, Class PH, 4.00%, 9/15/19	6,876
130,054	Freddie Mac, Series 2542, Class AF, 4.50%, 11/15/11	129,095
53,668	Freddie Mac, Series 2508, Class CR, 4.50%, 3/15/16	53,210
1,220,506	Freddie Mac, Series 2877, Class JD, 4.50%, 3/15/19	1,156,726
80,967	Freddie Mac, Series 2802, Class NJ, 4.50%, 2/15/20	80,653
72,729	Freddie Mac, Series 2835, Class DG, 4.50%, 12/15/20	72,297
33,726	Freddie Mac, Series 2957, Class KJ, 4.50%, 10/15/24	33,419
37,483	Freddie Mac, Series 2574, Class PL, 4.50%, 5/15/26	37,348
74,288	Freddie Mac, Series 1228, Class M, 4.60%**, 3/15/22	74,279
120,346	Freddie Mac, 5.00%, 9/1/07, Pool# M90754	119,635
463,850	Freddie Mac, Series 2573, Class GA, 5.00%, 1/15/13	461,656
14,686	Freddie Mac, Series 2517, Class VL, 5.00%, 5/15/13	14,656
48,991	Freddie Mac, Series 2497, Class NF, 5.00%, 1/15/16	48,790
433,116	Freddie Mac, Series 2478, Class BG, 5.00%, 12/15/21	430,708

Continued

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

February 28, 2007

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$183,926	Freddie Mac, Series 2516, Class EC, 5.00%, 2/15/22	$182,671
93,979	Freddie Mac, Series 2517, Class DC, 5.00%, 5/15/29	93,633
905,849	Freddie Mac, Series 2528, Class ME, 5.25%, 5/15/30	891,782
56,102	Freddie Mac, Series T-60, Class 1A4B, 5.34%, 3/25/44	55,878
4,845	Freddie Mac, 5.50%, 1/1/14, Pool # E77412	4,855
3,782	Freddie Mac, Series 2508, Class GL, 5.50%, 2/15/16	3,772
17,308	Freddie Mac, 5.88%, 3/1/17, Pool #350044	17,367
117,667	Freddie Mac, 5.89%**, 4/1/36, Pool #1N0148	118,582
26,743	Freddie Mac, Series 2388, Class VD, 6.00%, 8/15/19	26,752
21,775	Freddie Mac, Series 2425, Class MD, 6.00%, 2/15/21	21,782
193,917	Freddie Mac, Series 2113, Class QE, 6.00%, 11/15/27	194,403
306,492	Freddie Mac, Series 2064, Class M, 6.00%, 6/15/28	312,169
148,929	Freddie Mac, Series 2426, Class GH, 6.00%, 8/15/30	149,472
281,347	Freddie Mac, Series 2523, Class BD, 6.00%, 1/15/32	285,051
36,987	Freddie Mac, Series 1599, Class C, 6.10%, 10/15/23	37,573
22,705	Freddie Mac, Series 2061, Class PT, 6.25%, 12/15/27	22,736
65,000	Freddie Mac, Series 2454, Class LL, 6.25%, 4/15/32	66,544
7,500	Freddie Mac, Series 1539, Class PM, 6.50%, 6/15/08	7,485
53,916	Freddie Mac, 6.50%, 12/1/11, Pool #E20275	55,148
44,962	Freddie Mac, Series 180, Class H, 6.50%, 9/15/21	44,734
21,511	Freddie Mac, Series 1173, Class E, 6.50%, 11/15/21	21,510
36,082	Freddie Mac, Series 1643, Class E, 6.50%, 5/15/23	36,074
33,625	Freddie Mac, Series 1558, Class D, 6.50%, 7/15/23	34,050
10,000	Freddie Mac, Series 2290, Class LL, 6.50%, 2/15/31	10,239

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$17,218	Freddie Mac, Series 1568, Class D, 6.75%, 8/15/23	$17,614
11,983	Freddie Mac, Series 114, Class H, 6.95%, 1/15/21	11,941
3,695	Freddie Mac, Series 1458, Class K, 7.00%, 1/15/08	3,689
19,755	Freddie Mac, Series 1475, Class K, 7.00%, 2/15/08	19,721
7,116	Freddie Mac, Series 139, Class G, 7.00%, 4/15/21	7,091
20,591	Freddie Mac, Series 1163, Class JA, 7.00%, 11/15/21	20,556
5,558	Freddie Mac, Series 1217, Class I, 7.00%, 3/15/22	5,567
12,444	Freddie Mac, Series 1474, Class E, 7.00%, 2/15/23	12,489
5,000	Freddie Mac, Series 53, Class A, 7.13%, 7/20/26	5,112
766	Freddie Mac, Series 1258, Class EB, 8.00%, 5/15/07	766
16,345	Freddie Mac, 8.00%, 12/1/09, Pool #182015	17,187
125,703	Freddie Mac, Series 33, Class D, 8.00%, 4/15/20	125,524
27,445	Freddie Mac, Series 1310, Class J, 8.00%, 6/15/22	28,696
19,524	Freddie Mac, Series 1312, Class I, 8.00%, 7/15/22	19,567
291,817	Freddie Mac, Series 85, Class C, 8.60%, 1/15/21	306,813
43,854	GMAC Mortgage Corp. Loan Trust, Series 2003-J1, Class A8, 4.25%, 3/25/18	43,676
560,716	GMAC Mortgage Corp. Loan Trust, Series 2003-J1, Class A3, 5.25%, 3/25/18	558,944
352,827	GMAC Mortgage Corp. Loan Trust, Series 2004-J4, Class A1, 5.50%, 9/25/34	352,150
21,732	Government National Mortgage Assoc., Series 2003-12, Class ON, 4.00%, 2/16/28	21,605
55,820	Government National Mortgage Assoc., 5.00%**, 11/20/29, Pool #876947	56,440
40,011	Government National Mortgage Assoc., 5.13%**, 12/20/18, Pool #8437	40,470

Continued

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

February 28, 2007

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$14,073	Government National Mortgage Assoc., 5.13%**, 12/20/21, Pool #8889	$14,260
18,733	Government National Mortgage Assoc., 5.13%**, 12/20/27, Pool #80141	18,967
18,228	Government National Mortgage Assoc., 5.25%**, 3/20/29, Pool #80263	18,295
10,000	Government National Mortgage Assoc., Series 2002-70, Class TN, 5.25%, 10/20/29	9,996
35,532	Government National Mortgage Assoc., 5.38%**, 1/20/23, Pool #8123	35,756
30,320	Government National Mortgage Assoc., 5.38%**, 1/20/25, Pool #8580	30,579
41,129	Government National Mortgage Assoc., 5.38%**, 1/20/25, Pool #8585	41,452
17,950	Government National Mortgage Assoc., 5.38%**, 3/20/26, Pool #8832	18,071
18,690	Government National Mortgage Assoc., 5.63%**, 2/20/16, Pool #8103	18,866
21,178	Government National Mortgage Assoc., Series 2002-67, Class VA, 6.00%, 3/20/13	21,144
27,814	Government National Mortgage Assoc., Series 2001-56, Class PQ, 6.00%, 8/20/30	27,914
121,601	Government National Mortgage Assoc., Series 2002-52, Class CJ, 6.00%, 9/20/31	122,987
33,639	Government National Mortgage Assoc., Series 2002-25, Class B, 6.21%, 3/16/21	34,053
1,465	Government National Mortgage Assoc., 6.50%, 7/15/23, Pool #350795	1,507
656	Government National Mortgage Assoc., 6.50%, 12/15/25, Pool #414856	674
27,566	Government National Mortgage Assoc., Series 2002-12, Class MB, 6.50%, 10/20/31	27,980

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$7,507	Government National Mortgage Assoc., 7.00%, 9/15/09, Pool #380616	$7,740
878	Government National Mortgage Assoc., 7.00%, 4/20/24, Pool #1655	912
700	Government National Mortgage Assoc., 7.00%, 11/20/26, Pool #2320	728
1,337	Government National Mortgage Assoc., 7.50%, 3/15/24, Pool #376439	1,394
612	Government National Mortgage Assoc., 8.00%, 8/15/07, Pool #18730	616
2,068	Government National Mortgage Assoc., 8.00%, 8/15/07, Pool #19641	2,078
1,825	Government National Mortgage Assoc., 8.00%, 11/15/07, Pool #20059	1,834
1,147	Government National Mortgage Assoc., 8.00%, 11/15/07, Pool #21277	1,153
1,429	Government National Mortgage Assoc., 8.00%, 12/15/07, Pool #14999	1,436
522	Government National Mortgage Assoc., 8.00%, 12/15/07, Pool #20455	525
1,093	Government National Mortgage Assoc., 8.00%, 12/15/07, Pool #20866	1,099
426	Government National Mortgage Assoc., 8.00%, 2/15/08, Pool #22610	432
1,567	Government National Mortgage Assoc., 8.00%, 2/15/08, Pool #23055	1,589
703	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #423563	745
222,010	GSR Mortgage Loan Trust, Series 2003-3F, Class 2A1, 4.50%, 4/25/33	216,521
726,376	GSR Mortgage Loan Trust, Series 2005-AR2, Class 1A2, 4.60%**, 4/25/35	723,199

Continued

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

February 28, 2007

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$1,675,665	GSR Mortgage Loan Trust, Series 2003-3F, Class 1A2, 5.00%, 4/25/33	$1,653,744
567,796	GSR Mortgage Loan Trust, Series 2005-8F, Class 7A1, 5.50%, 10/25/20	568,929
323,808	GSR Mortgage Loan Trust, Series 2002-3F, Class 1AA, 6.00%, 8/25/16	322,907
292,854	GSR Mortgage Loan Trust, Series 2005-8F, Class 3A4, 6.00%, 11/25/35	294,579
322,514	GSR Mortgage Loan Trust, Series 2004-2F, Class 11A1, 7.00%, 9/25/19	327,932
63,188	IMC Home Equity Loan Trust, Series 1998-1, Class A6, 7.02%**, 6/20/29	65,989
311,147	Indymac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, 4.51%**, 8/25/34	313,838
218,710	Indymac Index Mortgage Loan Trust, Series 2006-AR13, Class A1, 6.10%**, 7/25/36	219,622
196,866	Indymac Index Mortgage Loan Trust, Series 2006-AR25, Class 4A2, 6.21%**, 9/25/36	199,264
225,715	Indymac Index Mortgage Loan Trust, Series 2006-AR19, Class 1A2, 6.48%**, 8/25/36	230,891
631,357	JP Morgan Adjustable Rate Mortgage Trust, Series 2005-A2, Class 3A1, 4.91%**, 4/25/35	625,543
50,000	JP Morgan Adjustable Rate Mortgage Trust, Series 2005-A7, Class 1A2, 5.16%**, 10/25/35	49,510
87,000	JP Morgan Adjustable Rate Mortgage Trust, Series 2005-A6, Class 3A2, 5.45%**, 9/25/35	86,479
113,556	JP Morgan Adjustable Rate Mortgage Trust, Series 2006-A5, Class 3A4, 5.98%, 8/25/36	113,535
196,184	Lehman Mortgage Trust, Series 2005-2, Class 2A3, 5.50%, 12/25/35	197,068
87,669	Mach One Trust, Commercial Mortgage-Backed, Series 2004-1A, Class A1, 3.89%, 5/28/40	86,614

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$25,793	Master Alternative Loans Trust, Series 2004-3, Class 3A1, 6.00%, 4/25/34	$25,753
783,996	Master Alternative Loans Trust, Series 2003-7, Class 5A1, 6.25%, 11/25/33	786,216
1,287,804	Master Alternative Loans Trust, Series 2004-3, Class 5A1, 6.50%, 3/25/34	1,299,676
91,125	Master Alternative Loans Trust, Series 2004-3, Class 6A1, 6.50%, 4/25/34	91,965
177,580	Master Alternative Loans Trust, Series 2003-8, Class 4A1, 7.00%, 12/25/33	182,548
31,898	Master Alternative Loans Trust, Series 2004-1, Class 3A1, 7.00%, 1/25/34	32,501
58,029	Master Alternative Loans Trust, Series 2004-3, Class 8A1, 7.00%, 4/25/34	58,663
456,294	Master Alternative Loans Trust, Series 2004-5, Class 6A1, 7.00%, 6/25/34	465,005
77,431	Master Asset Securitization Trust, Series 2003-11, Class 6A1, 4.00%, 12/25/33	77,062
1,228,914	Master Asset Securitization Trust, Series 2003-3, Class 2A1, 5.00%, 4/25/18	1,207,195
42,014	Master Asset Securitization Trust, Series 2003-4, Class 2A2, 5.00%, 5/25/18	41,758
493,817	Master Asset Securitization Trust, Series 2003-11, Class 7A6, 5.25%, 2/25/15	491,922
482,591	Master Asset Securitization Trust, Series 2002-8, Class 1A2, 5.25%, 12/25/17	478,234
470,433	Master Asset Securitization Trust, Series 2003-8, Class 3A9, 5.25%, 9/25/33	462,919
240,359	Master Asset Securitization Trust, Series 2003-3, Class 5A1, 5.50%, 4/25/18	240,379
1,915,136	Master Asset Securitization Trust, Series 2004-9, Class 2A1, 5.50%, 9/25/34	1,906,953

Continued

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

February 28, 2007

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$236,321	Master Seasoned Securities Trust, Series 2005-1, Class 2A1, 6.19%**, 9/25/17	$241,619
67,091	Merrill Lynch Mortgage Investors, Inc., Series 2004-A2, Class 1A, 3.79%**, 7/25/34	67,584
22,795	Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class 2A2, 4.59%**, 2/25/34	22,796
60,097	Merrill Lynch Mortgage Investors, Inc., Series 1998-C1, Class A2, 2,365.20%, 11/15/26	60,679
46,648	Morgan Stanley Dean Witter Capital I, Series 2000-LIF2, Class A1, 6.96%, 10/15/33	46,778
244,464	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 2A2, 4.07%**, 8/25/34	245,629
1,872,783	Morgan Stanley Mortgage Loan Trust, Series 2004-9, Class 1A, 6.17%**, 11/25/34	1,886,537
1,486,127	Morgan Stanley Mortgage Loan Trust, Series 2004-4, Class 2A, 6.44%, 9/25/34	1,507,259
97,767	New Century Home Equity Loan Trust, Series 1999-NCB, Class A6, 7.89%, 5/25/29	97,449
635,000	Nomura Asset Acceptance Corp., Series 2006-AF2, Class 1A3, 6.22%, 8/25/36	639,923
1,042,757	Prime Mortgage Trust, Series 2004-CL1, Class 2A1, 5.00%, 2/25/19	1,024,025
85,000	RAAC, Series 2005-SP1, Class 2A7, 5.25%, 9/25/34	84,666
388,572	RAAC, Series 2004-SP2, Class A1, 6.05%, 1/25/17	394,623
423,321	Residential Accredit Loans, Inc., Series 2002-QS19, Class A5, 4.20%, 12/25/32	414,449
563,902	Residential Accredit Loans, Inc., Series 2004-QA4, Class NB21, 5.38%**, 9/25/34	564,925
1,112,448	Residential Accredit Loans, Inc., Series 2004-QS11, Class A3, 5.50%, 8/25/34	1,108,797

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$117,127	Residential Accredit Loans, Inc., Series 2006-QA1, Class A21, 5.99%**, 1/25/36	$118,413
166,582	Residential Accredit Loans, Inc., Series 2001-QS19, Class A1, 6.00%, 12/25/16	165,972
2,233,581	Residential Accredit Loans, Inc., Series 2005-QS17, Class A10, 6.00%, 12/25/35	2,242,975
355,355	Residential Accredit Loans, Inc., Series 2006-QS6, Class 1A2, 6.00%, 6/25/36	355,419
1,283,000	Residential Accredit Loans, Inc., Series 2006-QS10, Class A8, 6.00%, 8/25/36	1,278,769
222,538	Residential Accredit Loans, Inc., Series 2002-QS8, Class A5, 6.25%, 6/25/17	221,812
171,312	Residential Accredit Loans, Inc., Series 2001-QS16, Class A2, 6.25%, 11/25/31	170,945
43,536	Residential Accredit Loans, Inc., Series 2001-QS18, Class A1, 6.50%, 12/25/31	43,380
1,301,654	Residential Asset Mortgage Products, Inc., Series 2002-RS2, Class AI5, 6.03%, 3/25/32	1,297,383
23,752	Residential Asset Mortgage Products, Inc., Series 2001-RS3, Class AI4, 6.79%, 10/25/31	23,666
476,366	Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11, 7.13%, 3/25/16	482,553
225,105	Residential Asset Securities Corp., Series 2001-KS2, Class AI6, 6.49%**, 10/25/30	224,954
28,219	Residential Asset Securities Corp., Series 2003-KS1, Class M2, 7.07%**, 1/25/33	28,262
511,318	Residential Funding Mortgage Securities I, Series 2003-S11, Class A1, 2.50%, 6/25/18	491,467
662,095	Residential Funding Mortgage Securities I, Series 2002-S20, Class A1, 4.00%, 12/25/17	644,890
1,190,366	Residential Funding Mortgage Securities I, Series 2003-S2, Class A8, 4.75%, 2/25/33	1,186,006

Continued

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

February 28, 2007

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$161,815	Residential Funding Mortgage Securities I, Series 2002-S17, Class A1, 5.00%, 11/25/17	$158,918
429,001	Residential Funding Mortgage Securities I, Series 2004-S4, Class 1A5, 5.25%, 4/25/34	424,799
785,325	Residential Funding Mortgage Securities I, Series 2004-S6, Class 1A4, 5.50%, 6/25/34	778,816
140,476	Residential Funding Mortgage Securities I, Series 2003-S9, Class A1, 6.50%, 3/25/32	141,845
453,568	Residential Funding Securities Corp., Series 2002-RM1, Class AI1, 5.50%, 12/25/17	450,420
545,000	Soundview Home Equity Loan Trust, Series 2005-B, Class M2, 5.73%, 5/25/35	541,730
100,000	SSB RV Trust, Series 2001-1, Class A5, 6.30%, 4/15/16	100,029
33,890	Structured Adjustable Rate Mortgage Loan, Series 2004-1, Class 3A1, 5.29%**, 2/25/34	33,916
376,192	Structured Asset Mortgage Investments, Inc., Series 1999-2, Class 3A, 6.75%, 5/25/29	375,502
176,918	Structured Asset Securities Corp., Series 2003-24A, Class 1A3, 5.00%, 7/25/33	179,084
237,246	Structured Asset Securities Corp., Series 2003-21, Class 1A3, 5.50%, 7/25/33	236,442
2,020,732	Structured Asset Securities Corp., Series 2005-5, Class 2A1, 5.50%, 4/25/35	2,014,447
2,205,966	Structured Asset Securities Corp., Series 2003-10, Class A, 6.00%, 4/25/33	2,203,899
572,757	Structured Asset Securities Corp., Series 2004-20, Class 4A1, 6.00%, 11/25/34	577,861
7,000	Structured Mortgage Asset Residential Trust, Series 1992-12B, Class G, 7.60%, 1/25/24	6,980
37,628	Summit Mortgage Trust, Series 2001-1, Class B1, 6.58%**, 12/28/12	37,628
63,997	Wachovia Asset Securitization, Inc., Series 2002-1, Class 2A1, 6.25%, 10/25/33	63,664

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$122,201	Wachovia Asset Securitization, Inc., Series 2002-1, Class 1A1, 6.25%, 10/25/33	$120,778
791,953	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 5.32%**, 8/20/35	776,476
2,000,000	Washington Mutual, Series 2003-AR5, Class A6, 3.70%**, 6/25/33	1,965,443
433,170	Washington Mutual, Series 2003-S4, Class 4A1, 4.00%, 2/25/32	420,402
930,000	Washington Mutual, Series 2003-AR10, Class A5, 4.06%**, 10/25/33	914,627
82,907	Washington Mutual, Series 2004-AR3, Class A2, 4.24%, 6/25/34	82,023
156,563	Washington Mutual, Series 2003-S7, Class A1, 4.50%, 8/25/18	152,089
120,643	Washington Mutual, Series 2003-S13, Class 21A1, 4.50%, 12/25/18	117,219
380,156	Washington Mutual, Series 2003-S3, Class 1A46, 5.00%, 6/25/33	377,445
21,399	Washington Mutual, Series 2002-S8, Class 2A7, 5.25%, 1/25/18	21,151
15,407	Washington Mutual, Series 2003-MS8, Class 1A7, 5.50%, 5/25/33	15,361
1,863,554	Washington Mutual, Series 2003-S5, Class 1A1, 5.50%, 6/25/33	1,838,238
77,323	Washington Mutual, Series 2006-AR8, Class 1A1, 5.94%**, 8/25/46	77,498
1,431,640	Washington Mutual, Series 2004-S3, Class 3A1, 6.00%, 7/25/34	1,435,838
157,707	Washington Mutual Mortgage Pass-Through Trust, Series 2003-MS6, Class 3A1, 4.55%, 5/25/33	154,925
66,835	Washington Mutual Mortgage Pass-Through Trust, Series 2003-MS7, Class A2, 4.75%, 3/25/33	66,610
267,850	Washington Mutual Mortgage Pass-Through Trust, Series 2003-MS2, Class 3A1, 5.00%, 3/25/18	262,702
615,578	Washington Mutual Mortgage Pass-Through Trust, Series 2002-MS8, Class 2A1, 5.25%, 12/25/17	604,267
465,220	Washington Mutual Mortgage Pass-Through Trust, Class 2002-MS7, Series 2A1, 5.50%, 10/25/17	462,684

Continued

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

February 28, 2007

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$380,586	Washington Mutual Mortgage Pass-Through Trust, Series 2002-MS2, Class 2A1, 6.00%, 4/25/17	$379,189
681,508	Washington Mutual Mortgage Pass-Through Trust, Series 2006-5, Class 2CB1, 6.00%, 7/25/36	682,059
261,172	Washington Mutual Mortgage Pass-Through Trust, Series 2006-5, Class 3A1A, 6.25%, 7/25/36	260,957
778,640	Washington Mutual Mortgage Pass-Through Trust, Series 2002-MS2, Class 3A1, 6.50%, 5/25/32	776,089
154,267	Washington Mutual Pass-Through Certificates, Series 2003-AR4, Class A6, 3.42%, 5/25/33	151,483
678,684	Washington Mutual Pass-Through Certificates, Series 2003-S8, Class A4, 4.50%, 9/25/18	658,446
82,174	Wells Fargo Mortgage Backed Securities Trust, Series 2004-N, Class A3, 4.10%**, 8/25/34	81,417
448,372	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 1A1, 4.98%, 10/25/35	448,563
610,858	Wells Fargo Mortgage Backed Securities Trust, Series 2003-1, Class 1A4, 5.00%, 2/25/18	605,686
99,411	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 2A4, 5.24%, 4/25/36	98,799
174,458	Wells Fargo Mortgage Backed Securities Trust, Series 2005-1, Class 3A1, 5.25%, 1/25/20	174,579
3,342	Wells Fargo Mortgage Backed Securities Trust, Series 2003-3, Class 1A21, 5.25%, 4/25/33	3,331
260,258	Wells Fargo Mortgage Backed Securities Trust, Series 2003-9, Class 1A12, 5.25%, 8/25/33	257,110
91,083	Wells Fargo Mortgage Backed Securities Trust, Series 2003-4, Class A15, 5.50%, 6/25/33	90,795
234,877	Wells Fargo Mortgage Backed Securities Trust, Series 2003-17, Class 2A4, 5.50%, 1/25/34	231,632
4,224,012	Wells Fargo Mortgage Backed Securities Trust, Series 2004-1, Class A29, 5.50%, 2/25/34	4,176,345

Total Mortgage Backed Securities (Cost $119,997,569)		119,539,748

Principal Amount	Security Description	Value
Corporate Bonds (10.6%):
Banking (1.5%):
$3,195,000	Bank of America Corp., 7.70%, 12/31/26, Callable 4/23/07 @ 103.78*(a)	$3,316,378
500,000	JPMorgan Chase & Co., 6.50%, 1/15/09	509,914

		3,826,292

Electric Integrated (0.0%):
55,000	Cleveland Electric, 7.13%, 7/1/07	55,337

Financial—Leasing Company (1.1%):
3,000,000	International Lease Finance Corp., 5.32%, 12/9/07	2,994,444

Financial Services (7.7%):
2,750,000	Alesco Preferred Funding, Ltd., Series 6A, Class C1, 6.97%**, 3/23/35(b)	2,766,500
1,000,000	Household Finance Corp., 7.70%, 7/15/22	1,002,891
1,500,000	Preferred Term Securities IV, 4.91%**, 6/24/34, Callable 6/24/09 @ 100*(b)	1,475,625
500,000	Preferred Term Securities IX, 7.17%**, 4/3/33, Callable 4/3/08 @ 100*(b)	500,000
5,000,000	Preferred Term Securities V, 7.47%**, 4/3/32, Callable 4/03/07 @ 100*(b)	5,020,000
2,000,000	Preferred Term Securities VIII, 5.35%**, 1/3/33, Callable 1/3/08 @ 100*(b)	1,990,000
1,800,000	Preferred Term Securities XVI, 4.44%**, 3/23/35, Callable 12/23/09 @ 100*(b)	1,728,000
991,108	Preferred Term Securities XXIII, 6.15%**, 12/22/36(a)(b)	981,395
3,000,000	Reg Diversified Funding, 6.70%**, 1/25/36(b)	3,015,000
2,000,000	Taberna Preferred Funding Ltd., Series 2006-5A, Class A3, 6.81%**, 8/5/36(b)	1,995,000

		20,474,411

Security Brokers & Dealers (0.3%)
700,000	Bear Stearns Co., Inc., 7.00%, 9/24/21	694,437

Total Corporate Bonds (Cost $28,209,929)		28,044,921

Continued

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

February 28, 2007

(Unaudited)

Principal Amount	Security Description	Value
U.S. Government Agency Securities (30.7%):
$460,000	Fannie Mae, 2.79%, 10/12/07, Callable 4/12/07 @ 100*	$453,255
117,000	Fannie Mae, 3.00%, 1/8/08, Continuously Callable @ 100	114,940
376,000	Fannie Mae, 3.00%**, 3/25/08, Continuously Callable @ 100	371,834
50,000	Fannie Mae, 3.25%, 8/13/07, Continuously Callable @ 100	49,552
100,000	Fannie Mae, 3.38%, 5/15/07	99,610
93,000	Fannie Mae, 3.38%, 8/27/08, Continuously Callable @ 100	91,058
1,010,000	Fannie Mae, 3.50%**, 9/16/09, Callable 3/16/07 @ 100*	1,009,214
240,000	Fannie Mae, 3.75%**, 12/17/07, Continuously Callable @ 100	237,422
87,000	Fannie Mae, 3.75%**, 9/23/08, Continuously Callable @ 100	86,020
150,000	Fannie Mae, 3.98%**, 3/24/09, Callable 4/16/07 @ 100*	149,328
75,000	Fannie Mae, 4.00%**, 1/28/08, Continuously Callable @ 100	74,282
115,000	Fannie Mae, 4.00%**, 5/13/08, Continuously Callable @ 100	114,561
105,000	Fannie Mae, 4.00%**, 8/25/08, Continuously Callable @ 100	104,439
133,000	Fannie Mae, 4.00%**, 12/15/08, Callable 4/2/07 @ 100*	132,206
500,000	Fannie Mae, 4.00%, 1/30/09, Continuously Callable @ 100	491,762
85,000	Fannie Mae, 4.00%**, 10/21/09, Continuously Callable @ 100	84,083
116,000	Fannie Mae, 4.00%**, 1/14/10, Continuously Callable @ 100	114,630
84,000	Fannie Mae, 4.00%**, 2/26/10, Continuously Callable @ 100	82,908
95,000	Fannie Mae, 4.00%**, 3/10/10, Continuously Callable @ 100	94,141
125,000	Fannie Mae, 4.00%, 3/26/10, Callable 3/26/07 @ 100*	121,988
15,000	Fannie Mae, 4.00%**, 6/9/10, Continuously Callable @ 100	14,896
150,000	Fannie Mae, 4.00%**, 7/21/10, Continuously Callable @ 100	148,783
1,200,000	Fannie Mae, 4.00%**, 7/28/10, Callable 7/28/07 @ 100*	1,192,060
50,000	Fannie Mae, 4.00%**, 3/30/11, Continuously Callable @ 100	49,615
134,000	Fannie Mae, 4.00%**, 9/16/11, Continuously Callable @ 100	131,389

Principal Amount	Security Description	Value
U.S. Government Agency Securities, continued:
$200,000	Fannie Mae, 4.00%**, 10/7/11, Continuously Callable @ 100	$196,024
50,000	Fannie Mae, 4.00%**, 6/10/13, Continuously Callable @ 100	49,781
135,000	Fannie Mae, 4.00%**, 8/11/14, Callable 5/11/07 @ 100*	134,077
40,000	Fannie Mae, 4.00%**, 3/3/16, Callable 6/3/07 @ 100*	39,395
13,000	Fannie Mae, 4.00%**, 8/25/16, Continuously Callable @ 100	12,908
409,000	Fannie Mae, 4.00%**, 9/16/16, Continuously Callable @ 100	405,722
166,000	Fannie Mae, 4.00%**, 4/15/19, Callable 4/15/07 @ 100*	161,653
1,250,000	Fannie Mae, 4.02%, 8/26/08, Callable 4/2/07 @ 100*	1,234,985
2,500,000	Fannie Mae, 4.13%, 1/27/09, Continuously Callable @ 100	2,467,445
150,000	Fannie Mae, 4.13%**, 9/2/14, Continuously Callable @ 100	148,960
151,000	Fannie Mae, 4.25%**, 10/19/12, Callable 4/19/07 @ 100*	149,821
340,000	Fannie Mae, 4.25%**, 10/18/13, Callable 4/18/07 @100*	337,257
25,000	Fannie Mae, 4.50%**, 7/1/08, Continuously Callable @ 100	24,910
100,000	Fannie Mae, 4.50%**, 1/14/09, Continuously Callable @ 100	99,224
215,000	Fannie Mae, 4.50%**, 6/3/09, Continuously Callable @ 100	213,805
1,500,000	Fannie Mae, 4.50%, 9/30/09, Continuously Callable @ 100	1,481,817
200,000	Fannie Mae, 4.50%**, 12/9/09, Continuously Callable @ 100	198,327
75,000	Fannie Mae, 4.50%**, 4/7/10, Continuously Callable @ 100	74,883
200,000	Fannie Mae, 4.50%**, 4/29/10, Continuously Callable @ 100	198,082
1,000,000	Fannie Mae, 4.50%**, 7/6/10, Callable 4/6/07 @ 100*	996,458
55,000	Fannie Mae, 4.50%**, 10/14/11, Continuously Callable @ 100	54,351
50,000	Fannie Mae, 4.50%**, 10/26/12, Continuously Callable @ 100	49,455
10,000	Fannie Mae, 4.50%**, 9/17/14, Callable 6/17/07 @ 100*	9,857
100,000	Fannie Mae, 4.75%**, 4/26/13, Callable 3/24/07 @ 100*	99,056

Continued

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

February 28, 2007

(Unaudited)

Principal Amount	Security Description	Value
U.S. Government Agency Securities, continued:
$100,000	Fannie Mae, 5.00%**, 1/28/08, Callable 4/25/08 @ 100*	$99,916
2,000,000	Fannie Mae, 5.00%**, 4/25/08	1,998,660
1,000,000	Fannie Mae, 5.00%**, 7/7/08, Continuously Callable @ 100	1,001,347
100,000	Fannie Mae, 5.00%**, 7/22/10, Continuously Callable @ 100	99,551
40,000	Fannie Mae, 5.00%**, 8/5/10, Continuously Callable @ 100	39,819
290,000	Fannie Mae, 5.00%**, 8/12/10, Continuously Callable @ 100	288,688
25,000	Fannie Mae, 5.00%**, 11/29/10, Continuously Callable @ 100	24,869
2,500,000	Fannie Mae, 5.00%**, 9/24/13, Callable 6/24/07 @ 100*	2,482,085
100,000	Fannie Mae, 5.00%**, 9/30/14, Continuously Callable @ 100	99,353
1,000,000	Fannie Mae, 5.00%**, 11/28/14, Callable 5/28/07 @ 100*	992,225
150,000	Fannie Mae, 5.00%**, 12/22/14, Continuously Callable @ 100	148,956
155,000	Fannie Mae, 5.00%**, 11/29/18, Continuously Callable @ 100	153,901
90,000	Fannie Mae, 5.00%**, 12/28/18, Callable 6/28/07 @ 100*	89,288
865,000	Fannie Mae, 5.13%**, 9/29/09	871,186
43,000	Fannie Mae, 5.13%**, 11/30/13, Continuously Callable @ 100	42,744
40,000	Federal Farm Credit Bank, 2.43%, 3/22/07, Continuously Callable @ 100	39,929
100,000	Federal Farm Credit Bank, 3.00%, 4/1/08, Continuously Callable @ 100	97,907
100,000	Federal Farm Credit Bank, 3.38%, 9/24/07, Continuously Callable @ 100	98,958
500,000	Federal Farm Credit Bank, 3.45%, 9/24/07, Continuously Callable @ 100	494,997
300,000	Federal Farm Credit Bank, 3.50%, 7/28/08, Continuously Callable @ 100	294,453
2,300,000	Federal Farm Credit Bank, 3.97%, 6/17/08, Continuously Callable @ 100	2,272,375
15,000	Federal Farm Credit Bank, 4.13%, 12/10/08, Continuously Callable @ 100	14,798

Principal Amount	Security Description	Value
U.S. Government Agency Securities, continued:
$100,000	Federal Home Loan Bank, 2.25%, 7/2/07, Continuously Callable @ 100	$99,007
125,000	Federal Home Loan Bank, 2.28%, 6/26/07	123,829
125,000	Federal Home Loan Bank, 2.35%, 7/9/07, Continuously Callable @ 100	123,732
1,000,000	Federal Home Loan Bank, 2.60%, 6/4/07, Continuously Callable @ 100	993,191
200,000	Federal Home Loan Bank, 2.80%, 3/9/07, Continuously Callable @ 100	199,877
600,000	Federal Home Loan Bank, 3.00%**, 4/27/07, Callable 07/27/07 @ 100*	597,765
200,000	Federal Home Loan Bank, 3.00%, 4/30/07	199,255
100,000	Federal Home Loan Bank, 3.00%, 12/12/07, Callable 6/12/07 @ 100*	98,384
250,000	Federal Home Loan Bank, 3.00%, 4/1/08, Continuously Callable @ 100	244,866
250,000	Federal Home Loan Bank, 3.02%, 3/12/08, Callable 6/12/07 @ 100*	245,104
100,000	Federal Home Loan Bank, 3.15%, 4/23/07, Continuously Callable @ 100	99,675
350,000	Federal Home Loan Bank, 3.15%, 4/27/07, Continuously Callable @ 100	348,777
200,000	Federal Home Loan Bank, 3.15%, 8/13/07, Continuously Callable @ 100	198,134
300,000	Federal Home Loan Bank, 3.19%, 8/13/07, Callable 5/13/07 @ 100*	297,253
50,000	Federal Home Loan Bank, 3.21%, 8/20/07, Callable 5/20/07 @ 100*	49,524
200,000	Federal Home Loan Bank, 3.25%**, 9/30/09, Callable 3/30/07 @ 100*	197,103
200,000	Federal Home Loan Bank, 3.25%**, 7/10/13, Callable 4/10/07 @ 100*	193,505

Continued

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

February 28, 2007

(Unaudited)

Principal Amount	Security Description	Value
U.S. Government Agency Securities, continued:
$100,000	Federal Home Loan Bank, 3.28%, 5/9/07	$99,623
100,000	Federal Home Loan Bank, 3.35%, 8/27/07, Callable 5/27/07 @ 100*	99,071
350,000	Federal Home Loan Bank, 3.38%, 9/7/07, Continuously Callable @ 100	346,618
250,000	Federal Home Loan Bank, 3.40%, 7/30/08, Callable 4/30/07 @ 100*	245,147
500,000	Federal Home Loan Bank, 3.45%, 11/9/07, Continuously Callable @ 100	494,156
550,000	Federal Home Loan Bank, 3.50%**, 5/10/07	548,125
100,000	Federal Home Loan Bank, 3.50%**, 12/30/08, Continuously Callable @ 100	98,464
1,000,000	Federal Home Loan Bank, 3.50%**, 7/30/13, Callable 4/30/07 @ 100*	992,268
150,000	Federal Home Loan Bank, 3.51%, 8/4/08, Continuously Callable @ 100	147,281
60,000	Federal Home Loan Bank, 3.53%, 11/23/07, Continuously Callable @ 100	59,303
50,000	Federal Home Loan Bank, 3.54%, 11/30/07, Continuously Callable @ 100	49,410
100,000	Federal Home Loan Bank, 3.57%, 1/30/09, Callable 4/30/07 @ 100*	97,710
100,000	Federal Home Loan Bank, 3.60%, 10/19/07, Callable 4/19/07 @ 100*	98,995
50,000	Federal Home Loan Bank, 3.64%, 11/30/07, Continuously Callable @ 100	49,448
100,000	Federal Home Loan Bank, 3.65%, 12/14/07, Callable 6/14/07 @ 100*	98,876
100,000	Federal Home Loan Bank, 3.65%**, 7/16/08, Callable 4/16/07 @ 100*	98,880
65,000	Federal Home Loan Bank, 3.75%, 3/7/07	64,981

Principal Amount	Security Description	Value
U.S. Government Agency Securities, continued:
$500,000	Federal Home Loan Bank, 3.75%**, 12/19/07, Callable 3/19/07 @ 100*	$497,424
5,000,000	Federal Home Loan Bank, 3.75%, 8/15/08	4,925,845
200,000	Federal Home Loan Bank, 3.80%, 8/24/07, Continuously Callable @ 100	198,600
700,000	Federal Home Loan Bank, 3.95%**, 9/24/07	694,924
200,000	Federal Home Loan Bank, 4.00%, 3/16/07	199,879
25,000	Federal Home Loan Bank, 4.00%, 3/28/07	24,974
65,000	Federal Home Loan Bank, 4.00%, 6/25/07, Callable 4/25/07 @ 100*	64,751
3,000,000	Federal Home Loan Bank, 4.00%**, 1/25/08, Callable 4/25/07 @ 100*	2,996,985
1,500,000	Federal Home Loan Bank, 4.00%, 2/1/08, Callable 5/1/07 @ 100*	1,486,027
100,000	Federal Home Loan Bank, 4.00%**, 7/24/08, Callable 4/24/07 @ 100*	99,533
140,000	Federal Home Loan Bank, 4.00%**, 8/20/08, Callable 5/20/07 @ 100*	139,141
200,000	Federal Home Loan Bank, 4.00%**, 11/28/08, Callable 5/28/07 @ 100*	198,984
50,000	Federal Home Loan Bank, 4.00%, 12/1/08, Continuously Callable @ 100	49,243
110,000	Federal Home Loan Bank, 4.00%, 12/30/08, Callable 3/28/07 @ 100*	108,319
250,000	Federal Home Loan Bank, 4.00%**, 6/5/09, Callable 3/5/07 @ 100*	248,373
120,000	Federal Home Loan Bank, 4.00%**, 10/14/09, Callable 4/14/07 @ 100*	118,772
100,000	Federal Home Loan Bank, 4.00%**, 10/15/09, Callable 4/15/07 @ 100*	98,497
2,500,000	Federal Home Loan Bank, 4.00%**, 2/25/10	2,514,390

Continued

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

February 28, 2007

(Unaudited)

Principal Amount	Security Description	Value
U.S. Government Agency Securities, continued:
$100,000	Federal Home Loan Bank, 4.00%**, 12/9/11, Callable 3/9/07 @ 100*	$99,021
175,000	Federal Home Loan Bank, 4.00%**, 6/11/13, Callable 3/11/07 @ 100*	173,321
100,000	Federal Home Loan Bank, 4.00%**, 2/27/14, Callable 8/27/07 @ 100*	99,326
450,000	Federal Home Loan Bank, 4.00%**, 8/6/18, Callable 5/6/07 @ 100*	440,493
1,700,000	Federal Home Loan Bank, 4.00%**, 8/6/18, Callable 5/6/07 @ 100*	1,686,740
295,000	Federal Home Loan Bank, 4.00%**, 4/29/19, Callable 4/29/07 @ 100*	294,260
10,000	Federal Home Loan Bank, 4.02%, 10/22/08, Callable 4/22/07 @ 100*	9,868
1,000,000	Federal Home Loan Bank, 4.03%, 1/28/08, Continuously Callable @ 100	990,918
100,000	Federal Home Loan Bank, 4.08%, 12/28/07, Callable 6/28/07 @ 100*	99,173
50,000	Federal Home Loan Bank, 4.10%, 10/21/08, Continuously Callable @ 100	49,391
200,000	Federal Home Loan Bank, 4.13%, 4/27/07	199,608
500,000	Federal Home Loan Bank, 4.13%**, 3/29/10, Callable 3/29/07 @ 100*	499,521
50,000	Federal Home Loan Bank, 4.15%, 11/20/08, Callable 5/20/07 @ 100*	49,394
100,000	Federal Home Loan Bank, 4.20%, 9/2/08, Continuously Callable @ 100	99,022
25,000	Federal Home Loan Bank, 4.25%, 6/28/07, Callable 3/28/07 @ 100*	24,918
300,000	Federal Home Loan Bank, 4.25%**, 11/19/07, Callable 5/19/07 @ 100*	299,366

Principal Amount	Security Description	Value
U.S. Government Agency Securities, continued:
$400,000	Federal Home Loan Bank, 4.25%**, 8/14/08, Callable 5/14/07 @ 100*	$398,284
370,000	Federal Home Loan Bank, 4.25%**, 5/12/09, Callable 5/12/07 @ 100*	368,023
100,000	Federal Home Loan Bank, 4.25%**, 5/26/09, Callable 5/26/07 @ 100*	99,437
700,000	Federal Home Loan Bank, 4.25%**, 12/17/14, Callable 6/17/07 @ 100*	692,082
25,000	Federal Home Loan Bank, 4.27%, 3/17/08, Callable 6/17/07 @ 100*	24,816
900,000	Federal Home Loan Bank, 4.50%**, 12/26/08, Continuously Callable @ 100	895,141
500,000	Federal Home Loan Bank, 4.50%**, 8/17/09, Callable 5/17/07 @ 100*	496,832
200,000	Federal Home Loan Bank, 4.50%**, 12/15/09, Callable 6/15/07 @ 100*	199,279
500,000	Federal Home Loan Bank, 4.50%**, 6/30/10, Callable 3/30/07 @ 100*	496,966
100,000	Federal Home Loan Bank, 4.50%**, 3/9/15, Callable 9/9/07 @ 100*	99,483
1,500,000	Federal Home Loan Bank, 4.50%**, 7/23/18, Callable 4/23/07 @ 100*	1,458,670
200,000	Federal Home Loan Bank, 4.50%**, 7/24/18, Callable 4/24/07 @ 100*	194,746
500,000	Federal Home Loan Bank, 4.63%**, 8/6/10, Callable 5/6/07 @ 100*	497,635
100,000	Federal Home Loan Bank, 4.75%**, 11/24/09, Callable 5/24/07 @ 100*	99,491
577,778	Federal Home Loan Bank, 4.75%**, 4/30/14, Callable 4/30/07 @ 100*	572,589
100,000	Federal Home Loan Bank, 5.00%**, 8/15/08, Callable 8/15/07 @ 100*	99,969

Continued

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

February 28, 2007

(Unaudited)

Principal Amount	Security Description	Value
U.S. Government Agency Securities, continued:
$200,000	Federal Home Loan Bank, 5.00%**, 8/28/08, Callable 5/28/07 @ 100*	$200,248
100,000	Federal Home Loan Bank, 5.00%**, 10/23/08, Callable 4/23/07 @ 100*	99,746
290,000	Federal Home Loan Bank, 5.00%**, 12/16/08, Callable 6/16/07 @ 100*	289,350
300,000	Federal Home Loan Bank, 5.00%**, 2/27/09, Callable 5/27/07 @ 100*	299,034
125,000	Federal Home Loan Bank, 5.00%**, 8/26/09, Callable 5/26/07 @ 100*	124,540
1,000,000	Federal Home Loan Bank, 5.00%**, 4/12/10, Callable 4/12/07 @ 100*	999,575
100,000	Federal Home Loan Bank, 5.00%**, 11/17/10, Callable 5/17/07 @ 100*	99,685
1,750,000	Federal Home Loan Bank, 5.00%**, 10/20/15, Callable 4/20/07 @ 100*	1,732,500
500,000	Federal Home Loan Bank, 5.00%**, 5/21/18, Callable 5/21/07 @ 100*	494,617
230,000	Federal Home Loan Bank, 5.00%**, 6/4/18, Callable 6/4/07 @ 100*	227,479
3,000,000	Federal Home Loan Bank, 5.00%**, 7/16/18, Callable 4/16/07 @100*	2,963,418
175,000	Federal Home Loan Bank, 5.15%, 1/26/09, Callable 4/26/07 @ 100*	174,591
300,000	Federal Home Loan Bank, 5.25%**, 12/30/11, Callable 3/30/07 @ 100*	298,297
100,000	Freddie Mac, 3.00%, 1/23/08, Callable 7/23/07 @ 100*	98,189
520,000	Freddie Mac, 3.00%, 7/9/08, Continuously Callable @ 100	507,257
1,000,000	Freddie Mac, 3.25%, 5/14/08, Callable 5/14/07 @ 100*	980,320
250,000	Freddie Mac, 3.25%, 12/18/08, Continuously Callable @ 100	243,186
200,000	Freddie Mac, 3.25%**, 9/30/09, Continuously Callable @ 100	196,967

Principal Amount	Security Description	Value
U.S. Government Agency Securities, continued:
$225,000	Freddie Mac, 3.50%, 7/30/07	$223,400
100,000	Freddie Mac, 3.50%, 3/12/08, Callable 9/12/07 @ 100*	98,488
20,000	Freddie Mac, 3.50%**, 7/15/10, Continuously Callable @ 100	19,594
100,000	Freddie Mac, 3.75%**, 10/27/11, Continuously Callable @ 100	98,818
500,000	Freddie Mac, 4.00%**, 6/23/08, Continuously Callable @ 100	495,344
75,000	Freddie Mac, 4.00%**, 7/28/08, Callable 7/28/07 @ 100*	74,567
150,000	Freddie Mac, 4.00%**, 11/15/08, Continuously Callable @ 100	149,209
39,000	Freddie Mac, 4.00%**, 4/15/09, Continuously Callable @ 100	38,630
75,000	Freddie Mac, 4.00%**, 8/15/09, Continuously Callable @ 100	74,075
67,000	Freddie Mac, 4.00%**, 10/15/09, Continuously Callable @ 100	66,257
65,000	Freddie Mac, 4.00%**, 10/15/09, Continuously Callable @ 100	64,348
159,000	Freddie Mac, 4.00%**, 11/15/09, Continuously Callable @ 100	157,104
125,000	Freddie Mac, 4.00%**, 11/15/09, Continuously Callable @ 100	124,070
330,000	Freddie Mac, 4.00%**, 3/26/10, Callable 3/26/07 @ 100*	327,175
400,000	Freddie Mac, 4.00%**, 10/26/12, Callable 7/26/07 @ 100*	397,708
125,000	Freddie Mac, 4.00%**, 11/26/13, Callable 5/26/07 @ 100*	123,570
18,000	Freddie Mac, 4.00%**, 10/28/14, Continuously Callable @ 100	17,694
70,000	Freddie Mac, 4.00%**, 3/15/16, Continuously Callable @ 100	69,093
110,000	Freddie Mac, 4.00%**, 9/13/19, Callabe 6/13/07 @100*	107,692
1,000,000	Freddie Mac, 4.13%, 5/12/10, Continuously Callable @ 100	980,210
68,000	Freddie Mac, 4.25%**, 10/15/08, Continuously Callable @ 100	67,600
200,000	Freddie Mac, 4.25%**, 12/15/08, Continuously Callable @ 100	198,691
175,000	Freddie Mac, 4.25%**, 8/15/09, Continuously Callable @ 100	173,719
200,000	Freddie Mac, 4.50%**, 8/19/08, Continuously Callable @ 100	199,437
100,000	Freddie Mac, 4.50%**, 11/12/08, Callable 5/12/07 @100*	99,375

Continued

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

February 28, 2007

(Unaudited)

Principal Amount	Security Description	Value
U.S. Government Agency Securities, continued:
$25,000	Freddie Mac, 4.50%**, 2/3/09, Callable 8/3/07 @ 100*	$24,796
50,000	Freddie Mac, 4.50%**, 11/15/09, Continuously Callable @ 100	49,643
49,000	Freddie Mac, 4.50%**, 11/15/09, Continuously Callable @ 100	48,651
1,500,000	Freddie Mac, 4.50%**, 11/18/09, Continuously Callable @ 100	1,487,574
20,000	Freddie Mac, 4.50%**, 1/15/10, Continuously Callable @ 100	19,835
210,000	Freddie Mac, 4.50%**, 11/30/10, Continuously Callable @ 100	208,260
50,000	Freddie Mac, 4.50%, 6/17/14, Callable 6/17/07 @ 100*	49,466
70,000	Freddie Mac, 4.50%**, 10/15/15, Continuously Callable @ 100	69,418
740,000	Freddie Mac, 4.63%**, 12/15/10, Continuously Callable @ 100	733,555
2,000,000	Freddie Mac, 4.85%, 12/1/09, Callable 6/1/07 @ 100*	1,984,416
40,000	Freddie Mac, 5.00%**, 1/15/09, Continuously Callable @ 100	39,870
750,000	Freddie Mac, 5.00%, 9/1/09, Callable 6/1/07 @ 100*	745,030
10,000	Freddie Mac, 5.00%**, 11/15/10, Callable 3/28/07 @ 100*	9,958
75,000	Freddie Mac, 5.00%**, 2/15/14, Continuously Callable @ 100	74,376
100,000	Freddie Mac, 5.00%**, 4/15/18, Continuously Callable @ 100	98,682

Shares or Principal Amount	Security Description	Value
U.S. Government Agency Securities, continued:
$84,000	Freddie Mac, 5.00%**, 12/24/18, Callable 6/24/07 @ 100*	$83,157
105,000	Freddie Mac, 5.05%**, 12/15/09, Callable 6/15/07 @ 100*	104,862
90,000	Freddie Mac, 5.25%**, 8/4/15, Continuously Callable @ 100	89,154

Total U.S. Government Agency Securities (Cost $81,122,003)		81,063,585

U.S. Treasury Obligations (7.1%):
5,000,000	U.S. Treasury Notes, 3.13%, 5/15/07	4,979,100
2,000,000	U.S. Treasury Notes, 3.13%, 4/15/09	1,940,312
2,000,000	U.S. Treasury Notes, 3.63%, 7/15/09	1,956,718
5,000,000	U.S. Treasury Notes, 4.50%, 2/28/11	4,998,045
5,000,000	U.S. Treasury Notes, 4.88%, 5/31/08	5,004,885

Total U.S. Treasury Obligations (Cost $18,898,878)		18,879,060

Investments in Affiliate (4.3%):
11,379,892	American Performance Cash Management Fund	11,379,892

Total Investments (Cost $265,772,402)(c)—100.4%		265,381,305
Liabilities in excess of other assets—(0.4)%		(937,092)

Net Assets—100.0%		$264,444,213

(a)	Represents an illiquid security.
(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended unless otherwise noted the security has been deemed liquid according to the policies and procedures adopted by the board.
(c)	Represents cost for financial reporting purposes.

Issue Description	Acquisition Date	Cost	Per Share	Net Assets
ACLC Business Loan Receivables Trust, Series 1998-2, Class A3, 6.69%, 4/15/20	7/11/2003	$973,036	$0.95	0.38%
ACLC Business Loan Receivables Trust, Series 2000-1, Class A3F, 8.03%, 10/15/21	7/28/2003	768,151	1.00	0.30%
Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12	9/19/2003	542,743	1.02	0.23%
Atherton Franchisee Loan Funding, Series 1998-A, Class A2, 6.72%, 5/15/20	8/7/2003	37,433	1.00	0.02%
Atherton Franchisee Loan Funding, Series 1998-A, Class B, 6.85%, 5/15/20	7/1/2003	984,457	0.99	0.45%
Captec Franchise Trust, Series 2000-1, Class A1, 7.89%, 10/15/10	7/16/2003	747.829	1.02	0.29%
Peachtree Franchise Loan LLC, Series 1999-A, Class A1, 6.68%, 1/15/21	10/24/2003	908,561	1.00	0.36%
Preferred Term Principal Protection Note Series XXIII	9/22/2006	985,568	0.99	0.37%

*	Represents next call date. Additional subsequent call dates and amounts also apply to this security.
**	Variable rate investments. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2007. The date presented reflects the final maturity date.

LLC—Limited Liability Co.

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments

February 28, 2007

(Unaudited)

Principal Amount	Security Description	Value
Asset Backed Securities (3.1%):
$235,299	ACLC Business Loan Receivables, Series 1998-2, Class A3, 6.69%, 4/15/20(a)(b)	$224,122
448,184	ACLC Business Loan Receivables, Series 2000-1, Class A3F, 8.03%, 10/15/21(a)(b)	448,184
35,219	Atherton Franchisee Loan Funding, Series 1998-A, Class A2, 6.72%, 5/15/20(a)(b)	35,219
500,000	Atherton Franchisee Loan Funding, Series 1998-A, Class B, 6.85%, 5/15/20(a)(b)	495,018
408,517	Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12(a)(b)	418,659
207,631	Bear Stearns Asset Backed Securities, Inc., Series 2002-1, Class 1A5, 6.39%**, 12/25/34	208,479
326,367	Captec Franchise Trust, Series 2000-1, Class A1, 7.89%, 10/15/10(a)(b)	333,058
438,570	Peachtree Franchise Loan LLC., Series 1999-A, Class A1, 6.68%, 1/15/21(a)(b)	440,045
101,998	PSB Lending Home Loan Owner Trust, Series 1997-4, Class M1, 8.38%, 5/20/24	101,703
294,569	Residential Asset Mortgage Products, Inc., Series 2003-RS8, Class MI2, 6.20%, 9/25/33	294,090

Total Asset Backed Securities (Cost $2,848,860)		2,998,577

Mortgage Backed Securities (30.4%):
715,167	ABFS Mortgage Loan Trust, Series 2002-1 , Class A5, 6.51%, 12/15/32	719,714
450,110	Banc of America Alternative Loan Trust, Series 2004-4, Class 4A1, 5.75%, 5/25/34	448,928
272,682	Banc of America Alternative Loan Trust, Series 2006-4, Class 4CB1, 6.50%, 5/25/46	277,859
10,000	Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A2, 4.04%, 11/10/39	9,708
73,498	Banc of America Funding Corp., Series 2004-B, Class 5A1, 5.24%, 11/20/34	73,806

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$408,621	Banc of America Funding Corp., Series 2003-1, Class A1, 6.00%, 5/20/33	$409,516
170,295	Banc of America Mortgage Securities, Series 2003-9, Class 3A1, 5.00%, 12/25/18	166,783
128,481	Banc of America Mortgage Securities, Series 2003-1, Class 2A2, 5.25%, 2/25/18	127,958
274,138	Banc of America Mortgage Securities, Series 2004-8, Class 3A1, 5.25%, 10/25/19	273,885
77,369	Bank Of America Alternative Loan Trust, Series 2005-5, Class 2CB1, 6.00%, 6/25/35	77,659
192,830	Bear Stearns Mortgage Trust, Series 2003-7, Class 4A, 4.91%**, 10/25/33	189,362
194,621	Bear Stearns Mortgage Trust, Series 2004-9, Class 12A3, 4.96%**, 11/25/34	191,641
276,307	Cendant Mortgage Corp., Series 2003-9, Class 1A6, 5.25%, 11/25/33	275,266
293,162	Chase Mortgage Finance Corp., Series 2003-S1, Class 2A1, 5.00%, 2/25/18	290,913
139,318	Chase Mortgage Finance Corp., Series 2003-S2, Class A1, 5.00%, 3/25/18	138,234
54,244	Chase Mortgage Finance Corp., Series 2004-S1, Class A3, 5.50%, 2/25/19	54,571
93,787	Chaseflex Trust, Series 2005-1, Class 2A4, 5.50%, 2/25/35	93,288
631,043	Citicorp Mortgage Securities, Inc., Series 2004-9, Class 1A9, 5.25%, 12/25/34	631,043
95,542	Citicorp Mortgage Securities, Inc., Series 2003-9, Class A14, 5.50%, 10/25/33	94,827
190,734	Citigroup Mortgage Loan Trust, Inc., Series 2003-UST1, Class A1, 5.50%, 12/25/18	189,721
232,818	Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	237,716
58,553	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM1, Class 1A3, 6.75%, 7/25/34	59,678

Continued

AMERICAN PERFORMANCE FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

February 28, 2007

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$43,203	Countrywide Alternative Loan Trust, Series 2003-12CB, Class 2A1, 5.00%, 7/25/18	$42,393
205,353	Countrywide Alternative Loan Trust, Series 2004-24CB, Class 2A1, 5.00%, 11/25/19	202,441
194,457	Countrywide Alternative Loan Trust, Series 2005-3CB, Class 1A4, 5.25%, 3/25/35	192,613
275,955	Countrywide Alternative Loan Trust, Series 2004-J1, Class 1A1, 6.00%, 2/25/34	275,221
88,379	Countrywide Alternative Loan Trust, Series 2004-5CB, Class 1A1, 6.00%, 5/25/34	88,805
219,006	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.00%, 10/25/34	219,896
157,016	Countrywide Alternative Loan Trust, Series 2005-53T2, Class 2A1, 6.00%, 11/25/35	157,101
280,249	Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1, 6.25%, 12/25/33	279,750
95,884	Countrywide Alternative Loan Trust, Series 2004-J6, Class 2A1, 6.50%, 11/25/31	96,947
228,749	Countrywide Home Loans, Series 2004-12, Class 12A1, 4.73%**, 8/25/34	227,069
169,830	Countrywide Home Loans, Series 2004-J6, Class 1A2, 5.25%, 8/25/24	169,520
178,703	Countrywide Home Loans, Series 2003-1, Class 1A10, 5.25%, 3/25/33	177,726
641,478	Countrywide Home Loans, Series 2002-21, Class A1, 5.75%, 11/25/17	638,529
126,756	Countrywide Home Loans, Series 2002-J5, Class 1A14, 5.75%, 1/25/33	126,187
453,487	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 8A1, 5.00%, 9/25/18	446,250
165,203	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-21, Class 3A1, 5.50%, 8/25/33	163,410

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$780,590	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 1A1, 5.50%, 10/25/33	$780,660
6,668	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-5, Class 2A1, 6.00%, 2/25/17	6,646
171,503	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-29, Class 8A1, 6.00%, 11/25/18	172,448
278,991	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-27, Class 8A1, 6.00%, 11/25/33	277,859
158,137	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1, 6.50%, 4/25/33	158,498
144,995	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-10, Class 2A1, 7.50%, 5/25/32	146,041
77,353	Fannie Mae, 4.09%**, 9/1/33, Pool #739372	75,904
19,604	Fannie Mae, Series 2003-33, Class LD, 4.25%, 9/25/22	19,086
71,441	Fannie Mae, Series 2004-72, Class LA, 4.50%, 4/25/30	70,071
7,973	Fannie Mae, Series 1992-45, Class F, 4.74%**, 4/25/22	7,897
41,431	Fannie Mae, 4.75%**, 7/1/23, Pool #224951	42,167
776,380	Fannie Mae, 4.84%**, 2/1/33, Pool #683235	761,747
49,808	Fannie Mae, Series 2002-89, Class QE, 5.00%, 9/25/31	49,572
33,000	Fannie Mae, Series 2005-48, Class MD, 5.00%, 4/25/34	31,829
280,213	Fannie Mae, 5.37%**, 4/1/32, Pool #638549	281,180
648	Fannie Mae, 5.50%, 6/25/30	647
150	Fannie Mae, Series 1992-196, Class J, 6.00%, 11/25/07	149
282	Fannie Mae, Series 2002-27, Class GC, 6.00%, 5/25/17	287
45,803	Fannie Mae, Series 1989-52, Class G, 6.00%**, 8/25/19	46,687
14,624	Fannie Mae, Series 1999-7, Class D, 6.00%, 3/18/28	14,620
500,000	Fannie Mae, Series 2006-7, Class TB, 6.00%, 2/25/31	511,405

Continued

AMERICAN PERFORMANCE FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

February 28, 2007

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$3,423	Fannie Mae, 6.00%, 4/1/35, Pool #735503	$3,463
208,699	Fannie Mae, 6.19%**, 11/1/22, Pool #189916	211,993
22,998	Fannie Mae, Series 1990-89, Class K, 6.50%, 7/25/20	23,802
22,615	Fannie Mae, Series 2001-55, Class PC, 6.50%, 10/25/31	23,480
65,066	Fannie Mae, Series 2002-22, Class G, 6.50%, 4/25/32	66,695
1,335	Fannie Mae, Series 1992-53, Class G, 7.00%, 4/25/07	1,332
67,636	Fannie Mae, Series 2003-W2, Class 1A2, 7.00%, 7/25/42	69,353
163,991	Fannie Mae, Series 1997-M8, Class A3, 7.23%, 1/25/22	168,857
4,645	Fannie Mae, Series 2002-T1, Class A3, 7.50%, 11/25/31	4,845
30,048	Fannie Mae, Series 1992-31, Class M, 7.75%, 3/25/22	31,921
24,274	Fannie Mae, Series D-32, Class L, 8.00%, 10/25/21	25,914
3,819	Fannie Mae, Series G-32, Class N, 8.10%, 10/25/21	4,084
15,586	Fannie Mae, Series 1991-66, Class J, 8.13%, 6/25/21	16,720
7,530	Fannie Mae, Series 1991-18, Class H, 8.50%, 3/25/21	8,015
5,728	Fannie Mae, Series G-7, Class E, 8.90%, 3/25/21	6,226
2,240	Fannie Mae, Series 1990-62, Class G, 9.00%, 6/25/20	2,405
808,207	First Horizon Alternative Mortgage Securities, Series 2004-FA1, Class 1A1, 6.25%, 10/25/34	816,548
229,132	First Horizon Mortgage Pass-Through Trust, Series 2002-7, Class 2A2, 5.25%, 12/25/17	227,407
118,795	First Horizon Mortgage Pass-Through Trust, Series 2005-8, Class 2A1, 5.25%, 2/25/21	118,772
3,201	Freddie Mac, Series 1222, Class P, 3.58%, 3/15/22	3,198
97,708	Freddie Mac, Series 2590, Class AQ, 4.25%, 3/15/18	92,441
445,025	Freddie Mac, Series 2568, Class KA, 4.25%, 12/15/21	431,908

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$97,704	Freddie Mac, Series 2532, Class B, 5.00%, 9/15/16	$97,322
108,953	Freddie Mac, Series 2556, Class TJ, 5.00%, 1/15/22	108,189
223,766	Freddie Mac, Series 2517, Class BK, 5.00%, 2/15/31	223,276
442,055	Freddie Mac, Series 2528, Class ME, 5.25%, 5/15/30	435,190
169,749	Freddie Mac, Series 2527, Class VU, 5.50%, 10/15/13	171,004
6,637	Freddie Mac, Series 2419, Class QL, 5.50%, 3/15/17	6,729
88,501	Freddie Mac, Series 2390, Class TA, 6.00%, 11/15/20	88,476
51,109	Freddie Mac, Series 1136, Class H, 6.00%, 9/15/21	51,018
179,235	Freddie Mac, Series 2064, Class M, 6.00%, 6/15/28	182,555
82,000	Freddie Mac, Series 2470, Class LL, 6.00%, 7/15/32	81,798
94,276	Freddie Mac, Series 3129, Class LM, 6.00%, 9/15/32	95,655
30,000	Freddie Mac, Series 2403, Class LL, 6.25%, 1/15/32	30,604
48,000	Freddie Mac, Series 2454, Class LL, 6.25%, 4/15/32	49,140
154,044	Freddie Mac, 6.50%, 12/1/11, Pool #E20275	157,566
134,387	Freddie Mac, 6.69%, 8/1/34, Pool #755230	133,957
11,054	Freddie Mac, Series 1128, Class IB, 7.00%, 8/15/21	11,035
35,269	Freddie Mac, Series 1379, Class H, 7.00%, 10/15/22	36,742
16,706	Freddie Mac, Series 1714, Class K, 7.00%, 4/15/24	17,291
16,407	Freddie Mac, Series 1688, Class W, 7.25%, 3/15/14	17,341
12,809	Freddie Mac, Series 1052, Class G, 7.50%, 3/15/21	12,788
26,488	Freddie Mac, Series 1904, Class D, 7.50%, 10/15/26	27,366
11,503	Freddie Mac, Series 1119, Class H, 7.75%, 8/15/21	11,500
43,636	Freddie Mac, Series 1281, Class I, 8.00%, 5/15/22	44,032
53,673	Freddie Mac, Series 1310, Class J, 8.00%, 6/15/22	56,121

Continued

AMERICAN PERFORMANCE FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

February 28, 2007

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$8,165	Freddie Mac, Series 138, Class E, 8.07%, 7/15/21	$8,139
14,274	Freddie Mac, Series 1264, Class I, 8.30%, 4/15/22	14,282
18,979	Freddie Mac, 9.00%, 5/1/16, Pool #170164	20,178
20,486	Freddie Mac, 9.00%, 6/1/16, Pool #170171	21,800
19,665	Freddie Mac, 9.00%, 9/1/16, Pool #170192	20,981
9,444	Freddie Mac, 9.50%, 6/1/16, Pool #274005	10,216
50,974	GMAC Mortgage Corp. Loan Trust, Series 2003-J1, Class A3, 5.25%, 3/25/18	50,813
222,647	GMAC Mortgage Corp. Loan Trust, Series 2004-J5, Class A7, 6.50%, 1/25/35	225,395
91,682	Government National Mortgage Assoc., 5.38%, 1/20/22, Pool #8900	92,235
48,086	Government National Mortgage Assoc., 6.00%, 1/15/09, Pool #371901	48,403
34,624	Government National Mortgage Assoc., Series 2003-18, Class KB, 6.00%, 7/20/31	35,136
39,498	Government National Mortgage Assoc., Series 2002-57, Class BA, 6.00%, 4/20/32	40,149
67,927	Government National Mortgage Assoc., 7.00%, 3/15/26, Pool #419128	70,837
778	Government National Mortgage Assoc., 7.00%, 3/20/27, Pool #2394	809
504	Government National Mortgage Assoc., 7.50%, 6/15/07, Pool #329595	506
13,314	Government National Mortgage Assoc., Series 1996-20, Class D, 7.50%, 9/16/26	13,985
4,132	Government National Mortgage Assoc., 8.00%, 11/15/21, Pool #308330	4,377
9,933	Government National Mortgage Assoc., 8.00%, 2/15/22, Pool #319029	10,532

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$18,588	Government National Mortgage Assoc., 8.00%, 5/15/23, Pool #343406	$19,667
4,601	Government National Mortgage Assoc., 8.00%, 10/20/24, Pool #1884	4,853
907	Government National Mortgage Assoc., 8.00%, 2/20/26, Pool #2171	958
1,874	Government National Mortgage Assoc., 8.00%, 3/20/26, Pool #2187	1,979
7,892	Government National Mortgage Assoc., 8.00%, 4/20/26, Pool #2205	8,335
33,528	Government National Mortgage Assoc., 8.00%, 5/20/26, Pool #2219	35,411
4,693	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #423563	4,975
41,242	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #426149	43,723
1,688	Government National Mortgage Assoc., 10.00%, 2/15/19, Pool #269976	1,876
78,926	GSR Mortgage Loan Trust, Series 2004-10F, Class 2A4, 5.00%, 8/25/19	77,366
214,379	GSR Mortgage Loan Trust, Series 2004-10F, Class 3A1, 5.50%, 8/25/19	216,030
24,491	GSR Mortgage Loan Trust, Series 2003-2F, Class 3A1, 6.00%, 3/25/32	24,318
108,936	JP Morgan Mortgage Trust, Series 2006-A2, Class 2A1, 5.77%, 4/25/36	109,157
335,894	JP Morgan Mortgage Trust, Series 2004-S2, Class 4A5, 6.00%, 11/25/34	338,200
71,871	Master Alternative Loans Trust, Series 2004-13, Class 12A1, 5.50%, 12/25/19	71,490
70,443	Master Alternative Loans Trust, Series 2005-1, Class 5A1, 5.50%, 1/25/20	70,577
129,114	Master Alternative Loans Trust, Series 2004-4, Class 1A1, 5.50%, 5/25/34	128,592

Continued

AMERICAN PERFORMANCE FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

February 28, 2007

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$136,823	Master Alternative Loans Trust, Series 2004-6, Class 7A1, 6.00%, 7/25/34	$137,037
88,260	Master Alternative Loans Trust, Series 2003-7, Class 6A1, 6.50%, 12/25/33	88,312
111,181	Master Alternative Loans Trust, Series 2004-4, Class 8A1, 6.50%, 5/25/34	112,506
145,164	Master Asset Securitization Trust, Series 2002-7, Class 1A1, 5.50%, 11/25/17	143,585
384,521	Master Asset Securitization Trust, Series 2003-8, Class 1A1, 5.50%, 9/25/33	378,993
214,547	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3A, 6.08%, 4/25/34	214,882
1,179,000	Nomura Asset Acceptance Corp., Series 2004-AP2, Class A6, 5.60%, 7/25/34	1,180,609
111,065	Ocwen Residential MBS Corp., Series 1998-R1, Class B1, 7.00%, 10/25/40	111,472
48,273	Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.00%, 2/25/34	48,680
2,668	Prudential Home Mortgage Securities, Series 1993-9, Class A11, 7.50%, 3/25/08	2,663
388,572	RAAC, Series 2004-SP2, Class A1, 6.05%, 1/25/17	394,622
152,133	Residential Accredit Loans, Inc., Series 2003-QS18, Class A1, 5.00%, 9/25/18	149,376
189,910	Residential Accredit Loans, Inc., Series 2003-QS1, Class A1, 5.00%, 1/25/33	186,451
306,844	Residential Accredit Loans, Inc., Series 2004-QS2, Class CB, 5.75%, 2/25/34	302,146
178,604	Residential Accredit Loans, Inc., Series 2002-QS19, Class A8, 6.00%, 12/25/32	177,866
600,000	Residential Accredit Loans, Inc., Series 2006-QS10, Class A8, 6.00%, 8/25/36	598,021
314,088	Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11, 7.13%, 3/25/16	318,167

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$218,144	Residential Asset Securitization Trust, Series 2005-A14, Class A5, 5.50%, 12/25/35	$214,734
191,751	Residential Funding Mortgage Securities I, Series 2003-S12, Class 2A1, 4.00%, 12/25/32	180,923
93,025	Residential Funding Mortgage Securities I, Series 2004-S5, Class 2A1, 4.50%, 5/25/19	91,057
401,473	Residential Funding Mortgage Securities I, Series 2003-S2, Class A8, 4.75%, 2/25/33	400,002
360,620	Residential Funding Mortgage Securities I, Series 2003-S1, Class A1, 5.00%, 1/25/18	358,077
96,957	Residential Funding Mortgage Securities I, Series 2003-S5, Class 1A1, 5.00%, 11/25/18	96,298
302,378	Residential Funding Securities Corp., Series 2002-RM1, Class AI1, 5.50%, 12/25/17	300,280
83,323	Structured Asset Mortgage Investments, Inc., Series 1999-2, Class 3A, 6.75%, 5/25/29	83,170
242,466	Structured Asset Securities Corp., Series 2003-20, Class 2A4, 4.50%, 7/25/18	236,809
200,000	Structured Asset Securities Corp., Series 2003-1, Class 1A3, 5.25%, 2/25/18	195,950
30,000	Structured Asset Securities Corp., Series 2002-15, Class A4, 6.00%, 8/25/32	29,876
222,113	Structured Asset Securities Corp., Series 2004-20, Class 5A1, 6.25%, 11/25/34	223,050
53,528	Structured Asset Securities Corp., Series 2002-3, Class A4, 6.40%, 3/25/32	53,255
228,333	Structured Asset Securities Corp., Series 2002-6; Class 1A5, 6.50%, 4/25/32	227,884
1,724	Structured Asset Securities Corp., Series 1997-2, Class 2A4, 7.25%, 3/28/30	1,718
316,606	Structured Mortgage Loan, Series 2004-3AC, Class A1, 4.94%**, 3/25/34	314,970

Continued

AMERICAN PERFORMANCE FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

February 28, 2007

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$395,976	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 5.32%**, 8/20/35	$388,238
9,001	Washington Mutual, Series 2003-AR5, Class A5, 3.84%, 6/25/33	8,946
333,171	Washington Mutual, Series 2003-S6, Class 2A3, 4.75%, 7/25/18	326,091
39,213	Washington Mutual, Series 2003-S11, Class 1A, 5.00%, 11/25/33	38,103
45,619	Washington Mutual, Series 2003-S3, Class 1A31, 5.25%, 6/25/33	45,316
683,223	Washington Mutual MSC Mortgage, Series 2002-MS6, Class 3A1, 6.50%, 9/25/32	680,721
15,347	Washington Mutual MSC Mortgage, Series 2004-RA1, Class 2A, 7.00%, 3/25/34	15,533
325,668	Washington Mutual Pass-Through Certificates, Series 2005-6, Class 1CB, 6.50%, 8/25/35	329,281
250,000	Wells Fargo Mortgage Backed Securities, Series 2003-10, Class A3, 4.50%, 9/25/18	240,279
141,690	Wells Fargo Mortgage Backed Securities, Series 2003-14, Class 1A1, 4.75%, 12/25/18	137,860
20,000	Wells Fargo Mortgage Backed Securities, Series 2002-03, Class 1A7, 5.25%, 4/25/33	19,890
51,697	Wells Fargo Mortgage Backed Securities Trust, Series 2004-E, Class A1, 4.89%, 5/25/34	50,715
712,667	Wells Fargo Mortgage Backed Securities Trust, Series 2003-1, Class 1A4, 5.00%, 2/25/18	706,633
243,807	Wells Fargo Mortgage Backed Securities Trust, Series 2005-13, Class A1, 5.00%, 11/25/20	242,522
606,995	Wells Fargo Mortgage Backed Securities Trust, Series 2006-3, Class A9, 5.50%, 3/25/36	608,423

Total Mortgage Backed Securities (Cost $29,740,240)		29,735,680

Principal Amount	Security Description	Value
Corporate Bonds (9.9%):
Financial—Leasing Company (1.0%):
$1,000,000	International Lease Finance Corp., 5.32%, 12/9/07	$998,148

Financial Services (7.7%):
75,000	Household Finance Corp., 6.60%, 6/15/11	77,785
50,000	Household Finance Corp., 6.80%, 5/15/11	52,226
300,000	Household Finance Corp., 7.40%, 8/15/22	300,392
331,000	Household Finance Corp., 7.50%, 6/15/22, Callable 6/15/07 @ 100*	331,379
500,000	Household Finance Corp., 7.70%, 7/15/22	501,446
500,000	I-Preferred Term Securities, 7.37%**, 12/11/32, Callable 12/11/07 @ 100*(b)	500,000
500,000	Preferred Term Securities IX, 7.17%**, 4/3/33, Callable 4/3/08 @ 100*(b)	500,000
500,000	Preferred Term Securities XI, 6.96%**, 9/24/33, Callable 9/24/08 @ 100*(b)	500,000
991,108	Preferred Term Securities XXIII, 6.15%**, 12/22/36(a)(b)	981,395
1,750,000	Reg Diversified Funding, 6.70%**, 1/25/36(b)	1,758,750
2,000,000	Taberna Preferred Funding Ltd., Series 2006-5A, Class A3, 6.81%, 8/5/36(b)	1,995,000

		7,498,373

Security Brokers & Dealers (0.9%):
200,000	Bear Stearns Co., Inc., 7.00%, 9/24/21	198,410
250,000	Goldman Sachs Group, Inc., 6.13%, 2/15/33	257,425
365,000	Merrill Lynch & Co., Inc., 6.50%, 7/15/18	397,478

		853,313

Telecommunications (0.3%):
50,000	Qwest Corp., 6.88%, 9/15/33, Callable 4/23/07 @ 101.66*	50,485
250,000	Southwestern Bell Telephone Co., 6.29%, 9/29/10	255,094

		305,579

Total Corporate Bonds (Cost $9,671,177)		9,655,413

Continued

AMERICAN PERFORMANCE FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

February 28, 2007

(Unaudited)

Principal Amount	Security Description	Value
Taxable Municipal Bonds (1.7%):
California (0.5%):
$500,000	Monrovia Redevelopment Agency Tax Allocation, 6.90%, 5/1/17, Callable 5/1/08 @ 102*, Insured by: AMBAC	$519,995

Georgia (1.1%):
1,000,000	Atlanta & Fulton County Georgia Recreational Authority Revenue, Downtown Arena Project, 7.00%, 12/1/28, Callable 12/1/07 @ 102*, Insured by: FSA	1,029,680

Wisconsin (0.1%):
120,000	Wisconsin State, GO, Series D, 6.90%, 11/1/11, Callable 11/1/08 @ 100*	119,141

Total Taxable Municipal Bonds (Cost $1,609,863)		1,668,816

U.S. Government Agency Securities (38.7%):
80,000	Fannie Mae, 3.00%, 1/15/08, Continuously Callable @ 100	78,580
150,000	Fannie Mae, 3.00%, 3/25/09, Continuously Callable @ 100	144,552
250,000	Fannie Mae, 3.21%, 7/23/08, Callable 7/23/07 @ 100*	244,469
35,000	Fannie Mae, 3.50%**, 4/8/10, Continuously Callable @ 100	34,151
138,000	Fannie Mae, 3.50%**, 2/24/12, Continuously Callable @ 100	136,213
220,000	Fannie Mae, 3.50%**, 8/17/12, Continuously Callable @ 100	217,687
105,000	Fannie Mae, 3.50%**, 8/24/12, Continuously Callable @ 100	103,859
75,000	Fannie Mae, 4.00%**, 12/23/08, Continuously Callable @ 100	74,163
70,000	Fannie Mae, 4.00%**, 3/15/09, Continuously Callable @ 100	69,033
1,000,000	Fannie Mae, 4.00%**, 7/28/10, Callable 7/28/07 @ 100*	993,383
750,000	Fannie Mae, 4.00%, 11/10/11, Callable 5/10/07 @ 100*	742,621
55,000	Fannie Mae, 4.00%**, 9/21/12, Callable 06/21/07 @100*	54,154
30,000	Fannie Mae, 4.00%**, 2/7/13, Continuously Callable @ 100	29,573
63,000	Fannie Mae, 4.00%**, 7/8/13, Continuously Callable @ 100	62,653

Principal Amount	Security Description	Value
U.S. Government Agency Securities, continued:
$200,000	Fannie Mae, 4.00%**, 8/23/13, Continuously Callable @ 100	$198,126
67,000	Fannie Mae, 4.00%**, 12/2/14, Continuously Callable @ 100	66,188
180,000	Fannie Mae, 4.00%**, 12/23/14, Continuously Callable @ 100	176,464
85,000	Fannie Mae, 4.00%**, 3/23/15, Continuously Callable @ 100	84,311
250,000	Fannie Mae, 4.00%**, 3/3/16, Callable 6/3/07 @ 100*	246,216
91,000	Fannie Mae, 4.00%**, 3/8/17, Continuously Callable @ 100	89,385
120,000	Fannie Mae, 4.13%**, 9/16/14	119,107
223,000	Fannie Mae, 4.13%**, 12/26/18, Callable 12/26/08 @ 100*	219,011
50,000	Fannie Mae, 4.25%**, 9/8/09, Callable 4/2/07 @ 100*	49,633
85,000	Fannie Mae, 4.25%**, 2/10/11, Continuously Callable @ 100	83,964
85,000	Fannie Mae, 4.25%**, 10/19/12, Callable 4/19/07 @ 100*	84,336
75,000	Fannie Mae, 4.25%**, 2/25/13, Continuously Callable @ 100	74,078
56,000	Fannie Mae, 4.25%**, 7/1/13	55,743
180,000	Fannie Mae, 4.25%**, 8/5/13, Continuously Callable @ 100	177,870
65,000	Fannie Mae, 4.38%**, 10/28/09, Continuously Callable @ 100	64,280
115,000	Fannie Mae, 4.38%**, 4/5/13, Callable 3/23/07 @ 100*	113,377
100,000	Fannie Mae, 4.50%**, 4/29/10, Continuously Callable @ 100	99,041
93,000	Fannie Mae, 4.50%**, 11/19/12, Continuously Callable @ 100	91,927
151,000	Fannie Mae, 4.50%**, 4/7/15, Continuously Callable @ 100	149,771
40,000	Fannie Mae, 4.50%**, 4/21/15, Continuously Callable @ 100	39,633
30,000	Fannie Mae, 4.50%**, 8/25/15, Continuously Callable @ 100	29,549
16,000	Fannie Mae, 4.50%**, 9/30/19, Continuously Callable @ 100	15,698
185,000	Fannie Mae, 4.75%**, 9/2/11, Continuously Callable @ 100	183,483
399,000	Fannie Mae, 4.75%**, 9/27/18, Continuously Callable @ 100	395,353
80,000	Fannie Mae, 5.00%**, 7/22/10, Continuously Callable @ 100	79,641

Continued

AMERICAN PERFORMANCE FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

February 28, 2007

(Unaudited)

Principal Amount	Security Description	Value
U.S. Government Agency Securities, continued:
$1,000,000	Fannie Mae, 5.00%**, 9/24/13, Callable 6/24/07 @ 100*	$992,834
160,000	Fannie Mae, 5.00%**, 2/18/14, Continuously Callable @ 100	158,806
1,000,000	Fannie Mae, 5.00%**, 4/11/14, Callable 4/11/07 @ 100*	994,220
238,000	Fannie Mae, 5.00%**, 4/22/14, Continuously Callable @ 100	236,103
202,000	Fannie Mae, 5.00%**, 7/15/14, Continuously Callable @ 100	200,267
750,000	Fannie Mae, 5.00%**, 11/28/14, Callable 5/28/07 @ 100*	744,169
100,000	Fannie Mae, 5.00%**, 12/22/14, Continuously Callable @ 100	99,304
50,000	Fannie Mae, 5.00%**, 12/30/14, Callable 6/30/07 @ 100*	49,850
100,000	Fannie Mae, 5.00%**, 2/23/15, Continuously Callable @ 100	99,273
30,000	Fannie Mae, 5.00%**, 8/22/18, Continuously Callable @ 100	29,876
49,000	Fannie Mae, 5.00%**, 9/21/18, Continuously Callable @ 100	48,731
285,000	Fannie Mae, 5.00%**, 11/5/18, Continuously Callable @ 100	280,967
75,000	Fannie Mae, 5.00%**, 5/10/19, Continuously Callable @ 100	74,132
79,000	Fannie Mae, 5.00%**, 6/17/19, Continuously Callable @ 100	78,750
367,000	Fannie Mae, 5.00%**, 4/28/20, Callable 4/28/07 @ 100*	361,580
77,000	Fannie Mae, 5.13%**, 8/25/14, Continuously Callable @ 100	76,471
100,000	Fannie Mae, 5.13%**, 12/18/15, Callable 4/2/07 @ 100*	99,324
182,000	Fannie Mae, 5.25%**, 8/1/18, Callable 5/1/07 @ 100*	180,499
30,000	Fannie Mae, 5.38%**, 5/12/14, Continuously Callable @ 100	29,897
20,000	Fannie Mae, 5.38%**, 8/11/15, Callable 4/2/07 @ 100*	19,909
130,000	Fannie Mae, 5.50%**, 12/16/11, Continuously Callable @ 100	129,808
100,000	Federal Farm Credit Bank, 3.00%, 5/28/08, Continuously Callable @ 100	97,689
1,000,000	Federal Farm Credit Bank, 3.97%, 6/17/08, Continuously Callable @ 100	987,989

Principal Amount	Security Description	Value
U.S. Government Agency Securities, continued:
$250,000	Federal Home Loan Bank, 3.00%**, 4/29/09, Callable 4/29/07 @ 100*	$248,983
250,000	Federal Home Loan Bank, 3.02%, 3/12/08, Callable 6/12/07 @ 100*	245,104
100,000	Federal Home Loan Bank, 3.05%, 1/23/08, Callable 4/23/07 @ 100*	98,258
120,000	Federal Home Loan Bank, 3.50%, 12/12/08, Callable 6/12/07 @ 100*	117,312
100,000	Federal Home Loan Bank, 3.50%**, 12/19/08, Callable 6/19/07 @ 100*	98,507
150,000	Federal Home Loan Bank, 3.50%, 12/26/08, Callable 6/26/07 @ 100*	146,568
2,500,000	Federal Home Loan Bank, 3.50%, 6/19/09, Callable 6/19/07 @ 100*	2,428,515
100,000	Federal Home Loan Bank, 3.51%, 8/4/08, Continuously Callable @ 100	98,187
40,000	Federal Home Loan Bank, 3.51%, 1/30/09, Callable 7/30/07 @ 100*	39,044
100,000	Federal Home Loan Bank, 3.60%, 4/8/09, Continuously Callable @ 100	97,544
65,000	Federal Home Loan Bank, 3.63%, 4/23/08, Continuously Callable @ 100	64,041
100,000	Federal Home Loan Bank, 3.70%, 3/10/08, Continuously Callable @ 100	98,720
450,000	Federal Home Loan Bank, 3.75%, 8/15/08	443,326
181,818	Federal Home Loan Bank, 3.80%, 8/11/08, Continuously Callable @ 100	179,199
500,000	Federal Home Loan Bank, 3.95%**, 9/24/07	496,374
50,000	Federal Home Loan Bank, 4.00%, 8/13/08, Continuously Callable @ 100	49,404
100,000	Federal Home Loan Bank, 4.00%**, 9/24/09, Callable 6/24/07 @ 100*	99,030
500,000	Federal Home Loan Bank, 4.00%**, 3/17/10, Callable 3/17/07 @ 100*	499,698
500,000	Federal Home Loan Bank, 4.00%, 12/9/11, Callable 6/9/07 @ 100*	498,111
100,000	Federal Home Loan Bank, 4.00%**, 6/26/13, Callable 6/26/07 @ 100*	98,045

Continued

AMERICAN PERFORMANCE FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

February 28, 2007

(Unaudited)

Principal Amount	Security Description	Value
U.S. Government Agency Securities, continued:
$200,000	Federal Home Loan Bank, 4.00%**, 6/26/15, Callable 6/26/07 @ 100*	$197,832
97,000	Federal Home Loan Bank, 4.00%**, 11/10/16, Continuously Callable @ 100	94,963
100,000	Federal Home Loan Bank, 4.00%**, 10/13/17, Callable 4/13/07 @ 100*	98,573
180,000	Federal Home Loan Bank, 4.10%, 7/14/08, Continuously Callable @ 100	178,118
100,000	Federal Home Loan Bank, 4.13%, 8/4/08, Continuously Callable @ 100	98,964
50,000	Federal Home Loan Bank, 4.13%, 8/5/08, Continuously Callable @ 100	49,482
200,000	Federal Home Loan Bank, 4.25%**, 6/26/13, Callable 6/26/07 @ 100*	195,102
250,000	Federal Home Loan Bank, 4.35%, 9/1/09, Continuously Callable @ 100	246,503
150,000	Federal Home Loan Bank, 4.50%**, 12/26/08, Continuously Callable @ 100	149,190
500,000	Federal Home Loan Bank, 4.50%**, 6/30/10, Callable 3/30/07 @ 100*	496,966
145,000	Federal Home Loan Bank, 4.50%**, 2/15/14, Continuously Callable @ 100	142,876
650,000	Federal Home Loan Bank, 4.50%**, 6/5/18, Callable 3/5/07 @ 100*	631,649
1,500,000	Federal Home Loan Bank, 4.50%**, 7/23/18, Callable 4/23/07 @ 100*	1,458,670
50,000	Federal Home Loan Bank, 4.52%, 8/26/09, Continuously Callable @ 100	49,441
25,000	Federal Home Loan Bank, 4.54%, 6/15/10, Callable 3/28/07 @ 100*	24,661
611,111	Federal Home Loan Bank, 4.75%**, 4/30/14, Callable 4/30/07 @ 100*	605,623
100,000	Federal Home Loan Bank, 5.00%**, 4/29/09	100,366
900,000	Federal Home Loan Bank, 5.00%**, 4/12/10, Callable 4/12/07 @ 100*	899,617
100,000	Federal Home Loan Bank, 5.00%**, 1/27/15, Callable 4/27/07 @ 100*	99,370

Principal Amount	Security Description	Value
U.S. Government Agency Securities, continued:
$100,000	Federal Home Loan Bank, 5.00%**, 3/30/15, Callable 3/30/07 @ 100*	$99,175
900,000	Federal Home Loan Bank, 5.00%**, 10/20/15, Callable 4/20/07 @ 100*	891,000
235,000	Federal Home Loan Bank, 5.00%**, 5/21/18, Callable 5/21/07 @ 100*	232,470
100,000	Federal Home Loan Bank, 5.00%**, 6/5/18, Callable 6/5/07 @ 100*	98,153
1,000,000	Federal Home Loan Bank, 5.00%**, 7/16/18, Callable 4/16/07 @100*	987,806
750,000	Federal Home Loan Bank, 5.20%, 9/20/13, Continuously Callable @ 100	742,686
2,590,000	Federal Home Loan Bank, 5.25%, 8/22/12, Continuously Callable @ 100	2,571,958
96,000	Freddie Mac, 3.00%, 12/15/09, Continuously Callable @ 100	91,435
100,000	Freddie Mac, 3.38%, 4/23/08, Continuously Callable @ 100	98,240
110,000	Freddie Mac, 3.50%**, 3/15/11, Continuously Callable @ 100	107,898
200,000	Freddie Mac, 4.00%**, 6/18/08, Callable 6/18/07 @ 100*	199,054
167,000	Freddie Mac, 4.00%**, 11/10/08, Continuously Callable @ 100	165,357
100,000	Freddie Mac, 4.00%**, 9/26/11, Continuously Callable @ 100	98,727
500,000	Freddie Mac, 4.00%, 2/10/12, Callable 5/10/07 @ 100*	495,827
358,000	Freddie Mac, 4.00%, 9/17/12, Continuously Callable @ 100	351,287
45,000	Freddie Mac, 4.00%**, 4/22/13, Continuously Callable @ 100	44,091
1,300,000	Freddie Mac, 4.00%, 10/28/13, Continuously Callable @ 100	1,282,901
20,000	Freddie Mac, 4.00%**, 3/15/15, Callable 3/15/07 @ 100*	19,569
157,000	Freddie Mac, 4.00%**, 4/15/16, Continuously Callable @ 100	154,524
157,000	Freddie Mac, 4.00%**, 3/15/18, Callable 3/28/07 @ 100*	153,640
200,000	Freddie Mac, 4.00%**, 6/25/18, Continuously Callable @ 100	192,568

Continued

AMERICAN PERFORMANCE FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

February 28, 2007

(Unaudited)

Principal Amount	Security Description	Value
U.S. Government Agency Securities, continued:
$115,000	Freddie Mac, 4.00%**, 1/28/19, Continuously Callable @ 100	$112,510
58,000	Freddie Mac, 4.00%**, 3/28/19, Continuously Callable @ 100	56,859
220,000	Freddie Mac, 4.13%**, 12/16/13, Continuously Callable @ 100	216,243
158,000	Freddie Mac, 4.13%**, 10/7/16, Continuously Callable @ 100	155,320
150,000	Freddie Mac, 4.25%**, 12/15/08, Continuously Callable @ 100	149,018
25,000	Freddie Mac, 4.25%**, 8/15/09, Continuously Callable @ 100	24,795
90,000	Freddie Mac, 4.50%**, 12/15/08, Continuously Callable @ 100	89,546
100,000	Freddie Mac, 4.50%**, 1/15/10, Continuously Callable @ 100	99,068
70,000	Freddie Mac, 4.50%**, 11/30/10, Continuously Callable @ 100	69,420
50,000	Freddie Mac, 4.50%**, 4/2/13, Continuously Callable @ 100	49,468
60,000	Freddie Mac, 4.50%**, 4/24/13, Callable 4/24/07 @ 100*	59,582
36,000	Freddie Mac, 4.50%**, 8/15/13, Continuously Callable @ 100	35,760
31,000	Freddie Mac, 4.50%**, 10/15/14, Continuously Callable @ 100	30,532
263,000	Freddie Mac, 4.50%**, 10/15/15, Continuously Callable @ 100	260,815
85,000	Freddie Mac, 4.50%**, 2/15/17, Callable 5/15/07 @ 100*	82,696
25,000	Freddie Mac, 4.50%**, 4/15/19, Continuously Callable @ 100	24,227
500,000	Freddie Mac, 4.55%, 1/20/11, Continuously Callable @ 100	495,530
275,000	Freddie Mac, 4.63%**, 12/15/10, Continuously Callable @ 100	272,605
100,000	Freddie Mac, 4.63%**, 10/18/19, Continuously Callable @ 100	97,852
1,000,000	Freddie Mac, 5.00%, 9/1/09, Callable 6/1/07 @ 100*	993,374
100,000	Freddie Mac, 5.00%**, 1/15/14, Continuously Callable @ 100	99,191
90,000	Freddie Mac, 5.00%**, 6/15/14, Callable 3/28/07 @ 100*	89,459
50,000	Freddie Mac, 5.00%**, 2/15/16, Continuously Callable @ 100	49,542

Shares or Principal Amount	Security Description	Value
U.S. Government Agency Securities, continued:
$236,000	Freddie Mac, 5.00%**, 4/15/18, Continuously Callable @ 100	$232,889
334,000	Freddie Mac, 5.00%**, 8/1/18, Callable 5/1/07 @ 100*	328,522
150,000	Freddie Mac, 5.00%**, 12/17/18, Continuously Callable @ 100	147,888
195,000	Freddie Mac, 5.13%, 10/15/13, Continuously Callable @ 100	193,785
100,000	Freddie Mac, 5.25%**, 10/15/18, Callable 4/15/07 @ 100*	98,963
118,000	Freddie Mac, 5.38%**, 8/1/18, Callable 5/1/07 @ 100*	117,016

Total U.S. Government Agency Securities (Cost $37,748,384)		37,814,501

U.S. Treasury Obligations (14.2%):
1,500,000	U.S. Treasury Bonds, 5.38%, 2/15/31	1,635,468
1,500,000	U.S. Treasury Bonds, 5.50%, 8/15/28	1,646,601
5,000	U.S. Treasury Notes, 3.13%, 4/15/09	4,851
1,000,000	U.S. Treasury Notes, 3.25%, 8/15/08	979,297
1,000,000	U.S. Treasury Notes, 3.63%, 7/15/09	978,359
1,000,000	U.S. Treasury Notes, 4.13%, 5/15/15	971,250
500,000	U.S. Treasury Notes, 4.25%, 8/15/13	492,852
1,000,000	U.S. Treasury Notes, 4.25%, 8/15/15	978,984
1,900,000	U.S. Treasury Notes, 4.50%, 2/28/11	1,899,257
2,800,000	U.S. Treasury Notes, 4.50%, 11/15/15	2,788,626
1,550,000	U.S. Treasury Notes, 4.50%, 2/15/16	1,544,127

Total U.S. Treasury Obligations (Cost $13,723,379)		13,919,672

Investments in Affiliate (1.3%):
1,259,669	American Performance Cash Management Fund	1,259,669

Total Investments (Cost $96,601,572)(c)—99.3%		97,052,328
Other assets in excess of liabilities—0.7%		693,481

Net Assets—100.0%		$97,745,809

Continued

AMERICAN PERFORMANCE FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

February 28, 2007

(Unaudited)

(a)	Represents an illiquid security.
(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended unless otherwise noted the security has been deemed liquid according to the policies and procedures adopted by the board.
(c)	Represents cost for financial reporting purposes.

Issue Description	Acquisition Date	Cost	Per Share	Net Assets
ACLC Business Loan Receivables Trust, Series 1998-2, Class A3, 6.69%, 4/15/20	7/11/2003	$214,216	$0.95	0.23%
ACLC Business Loan Receivables Trust, Series 2000-1, Class A3F, 8.03%, 10/15/21	7/28/2003	432,494	1.00	0.46%
Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12	9/19/2003	379,920	1.02	0.43%
Atherton Franchisee Loan Funding, Series 1998-A, Class A2, 6.72%, 5/15/20	8/7/2003	32,754	1.00	0.04%
Atherton Franchisee Loan Funding, Series 1998-A, Class B, 6.85%, 5/15/20	7/1/2003	405,000	0.99	0.51%
Captec Franchise Trust, Series 2000-1, Class A1, 7.89%, 10/15/10	7/16/2003	325,143	1.02	0.34%
Peachtree Franchise Loan LLC, Series 1999-A, Class A1, 6.68%, 1/15/21	10/24/2003	425,413	1.00	0.45%
Preferred Term Principal Protection Note Series XXIII	9/22/2006	985,568	0.99	1.00%

*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
**	Variable rate investments. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2007. The date presented reflects the final maturity date.

AMBAC—American Municipal Bond Assurance Corp.

FSA—Financial Security Assurance

GO—General Obligations Bond

LLC—Limited Liability Co.

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Bond Fund

Schedule of Portfolio Investments

February 28, 2007

(Unaudited)

Principal Amount	Security Description	Value
Asset Backed Securities (2.9%):
$117,650	ACLC Business Loan Receivables, Series 1998-2, Class A3, 6.69%, 4/15/20(a)(b)	$112,061
369,093	ACLC Business Loan Receivables, Series 2000-1, Class A3F, 8.03%, 10/15/21(a)(b)	369,093
35,219	Atherton Franchisee Loan Funding, Series 1998-A, Class A2, 6.72%, 5/15/20(a)(b)	35,220
250,000	Atherton Franchisee Loan Funding, Series 1998-A, Class B, 6.85%, 5/15/20(a)(b)	247,509
291,797	Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12(a)(b)	299,042
166,105	Bear Stearns Asset Backed Securities, Inc., Series 2002-1, Class 1A5, 6.39%**, 12/25/34	166,783
212,138	Captec Franchise Trust, Series 2000-1, Class A1, 7.89%, 10/15/10(a)(b)	216,488
238,081	Peachtree Franchise Loan LLC., Series 1999-A, Class A1, 6.68%, 1/15/21(a)(b)	238,881

Total Asset Backed Securities (Cost $1,598,621)		1,685,077

Mortgage Backed Securities (24.5%):
375,463	ABFS Mortgage Loan Trust, Series 2002-1 , Class A5, 6.51%, 12/15/32	377,850
181,425	ABN AMRO Mortgage Corp., Series 2003-7, Class A2, 5.00%, 7/25/18	180,434
86,528	Banc Of America Alternative Loan Trust, Series 2005-9, Class 1CB3, 5.50%, 10/25/35	86,667
116,344	Banc Of America Alternative Loan Trust, Series 2006-4, Class 4CB1, 6.50%, 5/25/46	118,553
42,000	Banc of America Mortgage Securities, Series 2004-3, Class 1A3, 5.50%, 4/25/34	39,868
54,000	Banc of America Mortgage Securities, Series 2004-4, Class 2A2, 5.50%, 5/25/34	51,288
80,259	Chase Mortgage Finance Corp., Series 2003-S2, Class A1, 5.00%, 3/25/18	79,635

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$5,791	Chase Mortgage Finance Corp., Series 2005-S1, Class 1A9, 5.50%, 5/25/35	$5,727
36,200	Chase Mortgage Finance Corp., Series 2005-S2, Class A25, 5.50%, 10/25/35	35,947
156,034	Chase Mortgage Finance Corp., Series 2002-S4, Class A23, 6.25%, 3/25/32	155,473
5,606	Chase Mortgage Finance Corp., Series 2002-S8, Class 2A1, 6.50%, 8/25/29	5,659
275,000	Chaseflex Trust, Series 2006-2, Class A5, 5.99%, 9/25/36	278,889
315,522	Citicorp Mortgage Securities, Inc., Series 2004-9, Class 1A9, 5.25%, 12/25/34	315,522
11,988	Citicorp Mortgage Securities, Inc., Series 2003-11, Class 2A11, 5.50%, 12/25/33	11,334
611,248	Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	624,108
94,571	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.00%, 10/25/34	94,955
17,902	Countrywide Home Loans, Series 2003-40, Class AS, 4.50%, 10/25/18	16,146
119,152	Countrywide Home Loans, Series 2003-34, Class A11, 5.25%, 9/25/33	118,446
15,000	Countrywide Home Loans, Series 2003-1, Class 1A2, 5.50%, 3/25/33	14,855
48,834	Countrywide Home Loans, Series 2003-J6, Class 1A1, 5.50%, 8/25/33	48,193
10,000	Countrywide Home Loans, Series 2004-4, Class A24, 5.50%, 5/25/34	9,744
23,000	Countrywide Home Loans, Series 2004-8, Class 1A3, 5.50%, 7/25/34	22,098
120,122	Countrywide Home Loans, Series 2005-12, Class 2A9, 5.50%, 5/25/35	118,290
141,601	Countrywide Home Loans, Series 2004-18, Class A1, 6.00%, 10/25/34	142,476

Continued

AMERICAN PERFORMANCE FUNDS

Bond Fund

Schedule of Portfolio Investments, Continued

February 28, 2007

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$125,124	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-11, Class 1A3, 4.50%, 6/25/33	$123,408
123,230	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 8A1, 5.00%, 9/25/18	121,264
165,203	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-21, Class 3A1, 5.50%, 8/25/33	163,410
13,335	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-5, Class 2A1, 6.00%, 2/25/17	13,292
360,013	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-9, Class 3A1, 6.00%, 10/25/35	362,595
9,842	Fannie Mae, 4.50%, 5/1/19, Pool #761398	9,551
400,312	Fannie Mae, 4.84%**, 2/1/33, Pool #683235	392,767
5,940	Fannie Mae, 5.00%, 3/1/18, Pool #688031	5,876
13,703	Fannie Mae, 5.00%, 8/1/33, Pool #730856	13,337
13,528	Fannie Mae, 5.00%, 7/1/35, Pool #832198	13,145
9,887	Fannie Mae, 5.50%, 2/1/33, Pool #683351	9,833
3,772	Fannie Mae, 5.50%, 9/1/34, Pool #725773	3,748
104,095	Fannie Mae, Series 1998-36, Class ZB, 6.00%, 7/18/28	105,895
500,000	Fannie Mae, Series 2006-7, Class TB, 6.00%, 2/25/31	511,405
1,002,207	Fannie Mae, 6.00%, 2/1/32, Pool #634200	1,010,317
68,000	Fannie Mae, Series 2002-21, Class LL, 6.25%, 4/25/32	68,534
65,289	Fannie Mae, 6.47%, 12/1/27, Pool #422279	65,857
92,000	Fannie Mae, Series 1994-51, Class LL, 6.75%, 3/25/24	96,179
113,112	Fannie Mae, Series 1993-82, Class H, 7.00%, 5/25/23	118,320
15,053	Fannie Mae, Series 1997-42, Class EN, 7.25%, 7/18/27	15,444
99,815	Fannie Mae, Series 1991-171, Class J, 8.00%, 12/25/21	105,795

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$14,327	First Nationwide Trust, Series 2001-3, Class 1A1, 6.75%, 8/21/31	$14,285
97,708	Freddie Mac, Series 2590, Class AQ, 4.25%, 3/15/18	92,440
121,970	Freddie Mac, Series 2728, Class HN, 4.50%, 1/15/19	118,180
285,000	Freddie Mac, Series 2877, Class AL, 5.00%, 10/15/24	274,060
51,000	Freddie Mac, Series 2994, Class NC, 5.00%, 10/15/28	50,626
29,478	Freddie Mac, Series 2610, Class VB, 5.50%, 7/15/24	29,549
51,260	Freddie Mac, Series 2148, Class ZA, 6.00%, 4/15/29	51,455
65,000	Freddie Mac, Series 3133, Class TD, 6.00%, 9/15/34	66,671
8,209	Freddie Mac, 6.00%, 7/1/35, Pool #A36085	8,291
115,533	Freddie Mac, 6.50%, 12/1/11, Pool #E20275	118,175
190,409	Freddie Mac, Series 2036, Class PD, 6.50%, 3/15/28	194,739
126,797	Freddie Mac, Series 2278, Class H, 6.50%, 1/15/31	130,414
26,279	Freddie Mac, 6.50%, 2/1/36, Pool #G08113	26,791
62,925	Freddie Mac, 6.66%, 4/1/24, Pool #409624	63,634
1,238	Freddie Mac, Series 194, Class E, 7.00%, 9/15/21	1,233
436,354	Freddie Mac, Series 1999, Class PU, 7.00%, 10/15/27	453,123
141,443	Freddie Mac, Series 1688, Class W, 7.25%, 3/15/14	149,491
11,974	Freddie Mac, Series 54, Class C, 7.75%, 3/18/25	12,151
34,939	Freddie Mac, Series 1281, Class I, 8.00%, 5/15/22	35,256
3,541	Freddie Mac, Series 1255, Class H, 8.50%, 4/15/22	3,687
30,000	GMAC Mortgage Corp. Loan Trust, Series 2003-GH2, Class A4, 5.00%, 10/25/33	29,479
54,000	GMAC Mortgage Corp. Loan Trust, Series 2003-J6, Class A3, 5.50%, 10/25/33	52,166
25,623	Government National Mortgage Assoc., 7.00%, 9/15/23, Pool #347688	26,694

Continued

AMERICAN PERFORMANCE FUNDS

Bond Fund

Schedule of Portfolio Investments, Continued

February 28, 2007

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$82,439	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #490215	$85,945
33,393	Government National Mortgage Assoc., 7.50%, 11/15/23, Pool #354701	34,802
8,383	Government National Mortgage Assoc., 7.50%, 12/15/25, Pool #401510	8,749
6,750	Government National Mortgage Assoc., Series 1996-15, Class H, 7.50%, 8/16/26	6,961
35,155	Government National Mortgage Assoc., Series 1996-20, Class J, 7.50%, 9/20/26	36,600
15,882	Government National Mortgage Assoc., 8.00%, 5/15/26, Pool #428480	16,837
833	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #426149	883
15,770	Government National Mortgage Assoc., 9.00%, 7/15/21, Pool #308511	16,994
2,319	Government National Mortgage Assoc., 10.50%, 11/15/15, Pool #268347	2,571
103,603	GSR Mortgage Loan Trust, Series 2002-3F, Class 1AA, 6.00%, 8/25/16	103,315
159,392	JP Morgan Mortgage Trust, Series 2004-S2, Class 4A5, 6.00%, 11/25/34	160,486
53,054	Master Alternative Loans Trust, Series 2004-13, Class 8A1, 5.50%, 1/25/25	52,374
278,710	Master Alternative Loans Trust, Series 2005-3, Class 1A1, 5.50%, 4/25/35	276,476
136,823	Master Alternative Loans Trust, Series 2004-6, Class 7A1, 6.00%, 7/25/34	137,037
173,507	Master Alternative Loans Trust, Series 2005-3, Class 7A1, 6.00%, 4/25/35	175,058
42,014	Master Alternative Loans Trust, Series 2003-7, Class 5A1, 6.25%, 11/25/33	42,133
114,838	Master Alternative Loans Trust, Series 2004-3, Class 2A1, 6.25%, 4/25/34	116,094
20,000	Master Asset Securitization Trust, Series 2003-8, Class 3A11, 5.25%, 9/25/33	19,378
179,075	Master Asset Securitization Trust, Series 2003-7, Class 1A1, 5.50%, 9/25/33	176,277
39,794	Master Asset Securitization Trust, Series 2003-7, Class 1A2, 5.50%, 9/25/33	39,185

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$202,125	Master Asset Securitization Trust, Series 2004-3, Class 5A1, 6.25%, 1/25/32	$202,505
269,159	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3A, 6.08%, 4/25/34	269,580
119,580	Nomura Asset Acceptance Corp., Series 2003-A1, Class A2, 6.00%, 5/25/33	119,106
400,000	Residential Accredit Loans, Inc., Series 2006-QS10, Class A8, 6.00%, 8/25/36	398,681
209,392	Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11, 7.13%, 3/25/16	212,111
487,108	Residential Asset Securitization Trust, Series 2006-A2, Class A3, 6.00%, 5/25/36	489,660
41,285	Residential Funding Mortgage Securities, Inc., Series 2004-S8, Class A7, 5.50%, 9/25/34	41,616
68,842	Structured Adjustable Rate Mortgage Loan, Series 2006-5, Class 4A1, 5.96%**, 6/25/36	69,184
500,000	Structured Asset Securities Corp., Series 2003-8, Class 1A2, 5.00%, 4/25/18	493,371
350,386	Structured Asset Securities Corp., Series 2004-3, Class 3A1, 5.50%, 3/25/19	349,182
64,000	Structured Asset Securities Corp., Series 2002-15, Class A4, 6.00%, 8/25/32	63,735
132,358	Structured Asset Securities Corp., Series 2003-10, Class A, 6.00%, 4/25/33	132,234
222,113	Structured Asset Securities Corp., Series 2004-20, Class 5A1, 6.25%, 11/25/34	223,050
161,903	Structured Mortgage Asset Residential Trust, Series 2003-1, Class 2A1, 6.00%, 2/25/18	162,320
197,988	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 5.32%**, 8/20/35	194,119
42,644	Washington Mutual MSC Mortgage, Series 2002-MS9, Class 2A2, 5.25%, 12/25/17	42,378

Continued

AMERICAN PERFORMANCE FUNDS

Bond Fund

Schedule of Portfolio Investments, Continued

February 28, 2007

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$14,166	Washington Mutual MSC Mortgage, Series 2004-RA1, Class 2A, 7.00%, 3/25/34	$14,338
68,864	Wells Fargo Mortgage Backed Securities, Series 2004-0, Class A1, 4.89%**, 8/25/34	67,796
508,127	Wells Fargo Mortgage Backed Securities, Series 2004-5, Class 1A1, 5.00%, 6/25/19	505,168
72,307	Wells Fargo Mortgage Backed Securities, Series 2004-7, Class 2A2, 5.00%, 7/25/19	71,042
176,418	Wells Fargo Mortgage Backed Securities Trust, Series 2003-2, Class A6, 5.25%, 2/25/18	175,229

Total Mortgage Backed Securities (Cost $13,974,711)		14,089,279

Corporate Bonds (14.9%):
Banking (0.7%):
381,000	JP Morgan Chase & Co., 7.00%, 11/15/09	399,235

Financial Services (9.3%):
100,000	American International Group, Inc., 4.25%, 5/15/13(a)	95,471
545,000	General Electric Capital Corp., 5.45%, 1/15/13	554,687
500,000	General Electric Capital Corp., 7.50%, 6/15/09	524,204
150,000	Household Finance Corp., 6.50%, 11/15/08	153,497
20,000	Household Finance Corp., 7.30%, 5/15/22, Callable 5/15/07 @100*	19,970
281,000	Household Finance Corp., 7.40%, 8/15/22	281,368
240,000	Household Finance Corp., 7.45%, 8/15/22, Callable 8/15/07 @100	240,426
5,000	Household Finance Corp., 7.50%, 3/15/22, Callable 3/15/07 @100*	5,004
13,000	Household Finance Corp., 7.60%, 4/15/22, Callable 4/15/07 @100*	13,009

Principal Amount	Security Description	Value
Corporate Bonds, continued:
Financial Services, continued:
$500,000	I-Preferred Term Securities, 7.37%**, 12/11/32, Callable 12/11/07 @ 100*	$500,000
1,000,000	Preferred Term Securities IX, 7.26%**, 4/3/33, Callable 4/3/08 @ 100*(b)	1,000,000
500,000	Preferred Term Securities XI, 6.96%**, 9/24/33, Callable 9/24/08 @ 100*(b)	500,000
495,554	Preferred Term Securities XXIII, 6.15%**, 12/22/36(a)(b)	490,698
1,000,000	Taberna Preferred Funding Ltd., Series 2006-5A, Class A3, 6.81%**, 8/5/36(b)	997,500

		5,375,834

Security Brokers & Dealers (2.6%):
200,000	Bear Stearns Co., Inc., 7.00%, 9/24/21	198,411
500,000	Goldman Sachs Group, Inc., 6.13%, 2/15/33	514,850
700,000	Merrill Lynch & Co., Inc., 6.50%, 7/15/18	762,286

		1,475,547

Telecommunications (2.3%):
1,000,000	Alltel Corp., 7.00%, 3/15/16	1,065,173
135,000	Qwest Corp., 6.88%, 9/15/33, Callable 4/23/07 @ 101.66*	136,308
126,000	Qwest Corp., 6.88%, 9/15/33, Callable 4/23/07 @ 101.66*	127,220

		1,328,701

Total Corporate Bonds (Cost $8,453,113)		8,579,317

Taxable Municipal Bonds (6.5%):
California (0.7%):
400,000	Monrovia Redevelopment Agency Tax Allocation, 6.90%, 5/1/17, Callable 5/1/08 @ 102*, Insured by: AMBAC	415,996

Colorado (2.1%):
1,195,000	Boulder County Colorado Development Revenue, Series B, 7.63%, 9/1/21, Callable 9/1/07 @ 100*, Insured by: AMBAC	1,208,384

Continued

AMERICAN PERFORMANCE FUNDS

Bond Fund

Schedule of Portfolio Investments, Continued

February 28, 2007

(Unaudited)

Principal Amount	Security Description	Value
Taxable Municipal Bonds, continued:
Georgia (1.8%):
$1,000,000	Atlanta & Fulton County Georgia Recreational Authority Revenue, Downtown Arena Project, 7.00%, 12/1/28, Callable 12/1/07 @ 102*, Insured by: FSA	$1,029,680

Missouri (1.6%):
905,000	St. Louis Missouri Municipal Finance Corp., Firemens’ Retirement System Revenue, 6.55%, 8/1/09, Insured by: MBIA	937,824

Wisconsin (0.3%):
135,000	Wisconsin State, GO, Series D, 6.90%, 11/1/11, Callable 11/1/08 @ 100*	134,034

Total Taxable Municipal Bonds (Cost $3,623,045)		3,725,918

U.S. Government Agency Securities (32.9%):
500,000	Fannie Mae, 4.00%**, 7/28/10, Callable 7/28/07 @ 100*	496,691
500,000	Fannie Mae, 4.00%, 11/10/11, Callable 5/10/07 @ 100*	495,081
35,000	Fannie Mae, 4.00%**, 2/29/16, Continuously Callable @ 100	34,694
96,000	Fannie Mae, 4.00%**, 4/12/16, Callable 3/8/08 @ 100*	94,948
238,000	Fannie Mae, 4.00%**, 3/8/17, Continuously Callable @ 100	233,776
260,000	Fannie Mae, 4.13%, 9/14/12, Callable 6/14/06 @ 100*	258,206
140,000	Fannie Mae, 4.13%**, 5/13/13, Continuously Callable @ 100	139,284
1,250,000	Fannie Mae, 4.16%, 6/11/13, Continuously Callable @ 100	1,196,765
40,000	Fannie Mae, 4.50%**, 9/30/19, Continuously Callable @ 100	39,246
750,000	Fannie Mae, 5.00%**, 9/24/13, Callable 6/24/07 @ 100*	744,625
500,000	Fannie Mae, 5.00%**, 4/11/14, Callable 4/11/07 @ 100*	497,110
500,000	Fannie Mae, 5.00%**, 11/28/14, Callable 5/28/07 @ 100*	496,112
100,000	Fannie Mae, 5.00%**, 12/22/14, Continuously Callable @ 100	99,304
42,000	Fannie Mae, 5.00%**, 9/17/19, Continuously Callable @ 100	41,361

Principal Amount	Security Description	Value
U.S. Government Agency Securities, continued:
$410,000	Fannie Mae, 5.00%**, 11/19/19, Continuously Callable @ 100	$403,331
51,000	Fannie Mae, 5.13%**, 8/25/14, Continuously Callable @ 100	50,650
275,000	Fannie Mae, 5.25%**, 8/1/18, Callable 5/1/07 @ 100*	272,732
135,000	Federal Home Loan Bank, 3.50%**, 7/16/10, Callable 4/16/07 @ 100*	132,191
140,000	Federal Home Loan Bank, 3.75%**, 6/26/08, Callable 6/26/07 @ 100*	139,232
100,000	Federal Home Loan Bank, 4.00%**, 7/30/13, Callable 4/30/07 @ 100*	97,676
500,000	Federal Home Loan Bank, 4.00%**, 2/27/14, Callable 8/27/07 @ 100*	496,632
420,000	Federal Home Loan Bank, 4.00%**, 3/24/14, Callable 3/24/07 @ 100*	414,063
250,000	Federal Home Loan Bank, 4.00%**, 3/30/16, Callable 3/30/07 @ 100*	244,533
100,000	Federal Home Loan Bank, 4.00%**, 7/9/18, Callable 4/9/07 @ 100*	95,775
250,000	Federal Home Loan Bank, 4.25%**, 7/16/18, Callable 4/16/07 @ 100*	241,721
100,000	Federal Home Loan Bank, 4.25%**, 7/17/18, Callable 4/17/07 @ 100*	96,220
250,000	Federal Home Loan Bank, 4.50%**, 6/30/10, Callable 3/30/07 @ 100*	248,483
100,000	Federal Home Loan Bank, 4.50%**, 11/21/11, Callable 5/21/07 @ 100*	98,900
500,000	Federal Home Loan Bank, 4.50%**, 6/5/18, Callable 3/5/07 @ 100*	485,884
100,000	Federal Home Loan Bank, 4.50%**, 6/26/18, Callable 6/26/07 @ 100*	97,048
200,000	Federal Home Loan Bank, 4.50%**, 7/30/18, Callable 4/30/07 @ 100*	194,019
194,445	Federal Home Loan Bank, 4.75%**, 4/30/14, Callable 4/30/07 @ 100*	192,698
25,000	Federal Home Loan Bank, 4.87%, 9/7/12, Continuously Callable @ 100	24,625
250,000	Federal Home Loan Bank, 5.00%**, 4/12/10, Callable 4/12/07 @ 100*	249,894
350,000	Federal Home Loan Bank, 5.00%, 4/30/12, Callable 4/30/07 @ 100*	346,292
100,000	Federal Home Loan Bank, 5.00%**, 1/27/15, Callable 4/27/07 @ 100*	99,370
300,000	Federal Home Loan Bank, 5.00%**, 10/20/15, Callable 4/20/07 @ 100*	297,000

Continued

AMERICAN PERFORMANCE FUNDS

Bond Fund

Schedule of Portfolio Investments, Continued

February 28, 2007

(Unaudited)

Principal Amount	Security Description	Value
U.S. Government Agency Securities, continued:
$650,000	Federal Home Loan Bank, 5.00%**, 7/16/18, Callable 4/16/07 @100*	$642,074
100,000	Federal Home Loan Bank, 5.00%**, 3/25/19, Callable 3/25/07 @ 100*	97,935
500,000	Federal Home Loan Bank, 5.20%, 9/20/13, Continuously Callable @ 100	495,124
1,400,000	Federal Home Loan Bank, 5.25%, 8/22/12, Continuously Callable @ 100	1,390,248
200,000	Federal Home Loan Bank, 5.28%, 10/17/14, Callable 4/17/07 @ 100*	198,192
338,000	Freddie Mac, 3.50%**, 7/15/13, Continuously Callable @ 100	333,064
25,000	Freddie Mac, 4.00%**, 9/15/13, Continuously Callable @ 100	24,375
500,000	Freddie Mac, 4.00%, 10/28/13, Continuously Callable @ 100	493,424
42,000	Freddie Mac, 4.00%**, 9/30/14, Continuously Callable @ 100	40,625
25,000	Freddie Mac, 4.00%**, 3/15/15, Continuously Callable @ 100	24,468
50,000	Freddie Mac, 4.00%**, 3/15/18, Continuously Callable @ 100	49,084
400,000	Freddie Mac, 4.00%**, 6/25/18, Continuously Callable @ 100	385,136
158,000	Freddie Mac, 4.00%**, 3/28/19, Continuously Callable @ 100	154,890
100,000	Freddie Mac, 4.50%**, 11/30/10, Continuously Callable @ 100	99,172
20,000	Freddie Mac, 4.50%**, 12/15/14, Callable 3/28/07 @ 100*	19,542
25,000	Freddie Mac, 4.50%**, 10/15/16, Callable 3/28/07 @ 100*	24,348
115,000	Freddie Mac, 4.50%**, 3/29/19, Continuously Callable @ 100	111,493
500,000	Freddie Mac, 4.55%, 1/20/11, Continuously Callable @ 100	495,530
1,500,000	Freddie Mac, 4.63%, 5/28/13, Callable 05/28/07 @ 100*	1,461,730
125,000	Freddie Mac, 4.63%**, 10/18/19, Continuously Callable @ 100	122,316
218,000	Freddie Mac, 5.00%**, 4/28/15, Continuously Callable @ 100	215,679

Shares or Principal Amount	Security Description	Value
U.S. Government Agency Securities, continued:
$165,000	Freddie Mac, 5.00%, 3/26/18, Continuously Callable @ 100	$158,694
32,000	Freddie Mac, 5.00%**, 2/25/19, Continuously Callable @ 100	31,397
25,000	Freddie Mac, 5.00%**, 7/15/19, Callable 7/15/07 @ 100*	24,413
105,000	Freddie Mac, 5.13%, 10/15/13, Continuously Callable @ 100	104,346
373,000	Freddie Mac, 5.13%**, 7/18/18, Continuously Callable @ 100	364,789
141,000	Freddie Mac, 5.13%**, 8/1/18, Callable 5/1/07 @ 100*	139,126
273,000	Freddie Mac, 5.25%**, 7/25/18, Continuously Callable @ 100	267,963
1,000,000	Freddie Mac, 5.30%, 7/29/13, Continuously Callable @ 100	990,213
100,000	Freddie Mac, 5.38%**, 2/22/19, Continuously Callable @ 100	98,818

Total U.S. Government Agency Securities (Cost $18,923,981)		18,944,380

U.S. Treasury Obligations (15.8%):
2,000,000	U.S. Treasury Bonds, 5.38%, 2/15/31	2,180,624
1,250,000	U.S. Treasury Bonds, 5.50%, 8/15/28	1,372,167
1,050,000	U.S. Treasury Notes, 4.13%, 5/15/15	1,019,813
2,000,000	U.S. Treasury Notes, 4.25%, 8/15/13	1,971,406
1,050,000	U.S. Treasury Notes, 4.25%, 8/15/15	1,027,933
500,000	U.S. Treasury Notes, 4.50%, 11/15/15	497,969
1,000,000	U.S. Treasury Notes, 4.50%, 2/15/16	996,211

Total U.S. Treasury Obligations (Cost $8,929,220)		9,066,123

Investments in Affiliate (3.1%):
1,771,377	American Performance Cash Management Fund	1,771,377

Total Investments (Cost $57,274,068)(c)—100.6%		57,861,471
Liabilities in excess of other assets—(0.6)%		(330,144)

Net Assets—100.0%		$57,531,327

(a)	Represents an illiquid security.
(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended unless otherwise noted the security has been deemed liquid according to the policies and procedures adopted by the board.
(c)	Represents cost for financial reporting purposes.

Continued

AMERICAN PERFORMANCE FUNDS

Bond Fund

Schedule of Portfolio Investments, Continued

February 28, 2007

(Unaudited)

Issue Description	Acquisition Date	Cost	Value per Share	Percent of Fund Net Assets
ACLC Business Loan Receivables Trust, Series 1998-2, Class A3, 6.69%, 4/15/20	7/15/2003	$108,091	$0.95	0.19%
ACLC Business Loan Receivables Trust, Series 2000-1, Class A3F, 8.03%, 10/15/21	7/28/2003	358,041	1.00	0.64%
Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12	9/19/2003	271,372	1.02	0.52%
Atherton Franchisee Loan Funding, Series 1998-A, Class A2, 6.72%, 5/15/20	8/7/2003	32,754	1.00	0.06%
Atherton Franchisee Loan Funding, Series 1998-A, Class B, 6.85%, 5/15/20	7/1/2003	202,500	0.99	0.43%
Captec Franchise Trust, Series 2000-1, Class A1, 7.89%, 10/15/10	7/16/2003	211,343	1.02	0.38%
Peachtree Franchise Loan LLC, Series 1999-A, Class A1, 6.68%, 1/15/21	10/24/2003	230,939	1.00	0.42%
Preferred Term Principal Protection Note Series XXIII	9/22/2006	492,784	0.99	0.85%

*	Represents next call date
**	Variable rate investments. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2007. The date presented reflects the final maturity date.

AMBAC—American Municipal Bond Assurance Corp.

FSA—Financial Security Assurance

GO—General Obligations Bond

LLC—Limited Liability Co.

MBIA—Insured by Municipal Bond Insurance Association

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments

February 28, 2007

(Unaudited)

Shares	Security Description	Value
Common Stocks (46.9%):
Advertising (0.1%):
1,390	aQuantive, Inc.(a)	$35,223
440	Omnicom Group, Inc.	45,588

		80,811

Aerospace/Defense (0.6%):
1,030	Curtiss-Wright Corp.	36,029
1,110	DRS Technologies, Inc.	58,819
2,610	GenCorp, Inc.(a)	36,253
150	Lockheed Martin Corp.	14,592
1,370	Moog, Inc.(a)	52,211
2,530	Northrop Grumman Corp.	181,780
940	Rockwell Collins, Inc.	61,551
1,410	The Boeing Co.	123,051

		564,286

Airlines (0.2%):
1,740	AerCap Holdings NV(a)	48,372
480	AMR Corp.(a)	16,363
1,050	Continental Airlines, Inc., Class B(a)	41,580
670	Copa Holdings SA, Class A	37,520

		143,835

Apparel/Footwear (0.0%):
1,020	Genesco, Inc.(a)	40,800

Apparel Manufacturers (1.0%):
5,340	Cintas Corp.	215,629
4,290	Coach, Inc.(a)	202,488
2,930	Hanesbrands, Inc.(a)	83,827
1,230	Jones Apparel Group, Inc.	40,492
2,100	Maidenform Brands, Inc.(a)	38,451
2,330	NIKE, Inc., Class B	243,415
480	Polo Ralph Lauren Corp.	41,750
840	The Warnaco Group, Inc.(a)	21,941

		887,993

Automotive Parts (0.5%):
720	A.O. Smith Corp.	27,842
1,330	Advance Auto Parts, Inc.	50,075
1,400	Copart, Inc.(a)	41,230
430	DaimlerChrysler AG ADR	29,270
1,140	Harley-Davidson, Inc.	75,126
3,260	Lear Corp.(a)	120,359
1,510	Tenneco, Inc.(a)	36,693
500	Toyota Motor Corp. ADR	66,750

		447,345

Shares	Security Description	Value
Common Stocks, continued:
Banking (3.3%):
2,750	Associated Banc-Corp.	$95,095
1,620	BancorpSouth, Inc.	40,338
6,270	Bank of America Corp.	318,955
790	Bank of Hawaii Corp.	40,859
1,180	BankUnited Financial Corp.	28,816
1,780	BB&T Corp.	75,614
3,430	Citigroup, Inc.	172,872
1,580	Citizens Banking Corp.	35,866
740	City Holding Co.	29,112
950	Community Bank System, Inc.	20,320
1,550	Corus Bankshares, Inc.	28,768
2,570	Cullen/Frost Bankers, Inc.	138,986
340	Deutsche Bank AG ADR	44,645
460	Downey Financial Corp.	30,148
400	Fifth Third Bancorp	16,112
1,220	First Indiana Corp.	26,852
500	FirstFed Financial Corp.(a)	28,600
740	Hancock Holding Co.	32,982
3,720	Hudson City Bancorp, Inc.	49,848
14,510	Huntington Bancshares, Inc.	335,906
1,260	Intervest Bancshares Corp.(a)	35,393
2,550	JPMorgan Chase & Co.	125,970
990	Marshall & Ilsley Corp.	47,055
1,630	Old National Bancorp	29,731
1,130	PFF Bancorp, Inc.	35,731
2,430	PNC Financial Services Group	178,143
480	Prosperity Bancshares, Inc.	16,690
1,290	Regions Financial Corp.	46,208
1,030	Sterling Financial Corp.	33,877
5,860	Synovus Financial Corp.	189,688
2,240	The Colonial BancGroup, Inc.	57,859
950	TierOne Corp.	26,400
1,030	Trustmark Corp.	29,458
1,310	U.S. Bancorp	46,715
6,440	W Holding Co., Inc.	34,390
3,270	Wachovia Corp.	181,060
600	Washington Mutual, Inc.	25,848
4,380	Wells Fargo & Co.	151,986
860	Western Alliance Bancorp(a)	28,844

		2,911,740

Beverages (0.4%):
660	Anheuser-Busch Cos., Inc.	32,393
3,290	Constellation Brands, Inc.(a)	77,183
1,930	PepsiCo, Inc.	121,879
970	The Coca-Cola Co.	45,280
3,020	The Pepsi Bottling Group, Inc.	93,620

		370,355

Continued

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

February 28, 2007

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Broadcasting/Cable (0.6%):
720	Cablevision Systems Corp., Class A	$21,211
8,145	Comcast Corp., Class A Special(a)	209,490
2,790	EchoStar Communications Corp., Class A(a)	113,274
9,500	The DIRECTV Group, Inc.(a)	214,320

		558,295

Building Materials (0.4%):
700	Eagle Materials, Inc.	32,424
350	Genlyte Group, Inc.(a)	24,286
1,830	Interline Brands, Inc.(a)	38,723
710	Nucor Corp.	43,218
4,910	Owens Corning, Inc.(a)	157,169
400	USG Corp.(a)	21,676

		317,496

Business Equipment & Services (1.7%):
5,610	Accenture Ltd., Class A	200,277
380	Acxiom Corp.	8,117
660	Administaff, Inc.	23,423
4,310	CBIZ, Inc.(a)	29,394
390	CDW Corp.	24,211
2,980	Cognos, Inc.(a)	113,568
1,190	CSG Systems International, Inc.(a)	29,345
670	Fair Isaac Corp.	26,150
6,520	First Data Corp.	166,456
4,310	Fiserv, Inc.(a)	228,258
590	HNI Corp.	29,500
1,180	ICT Group, Inc.(a)	31,931
2,390	IKON Office Solutions, Inc.	33,412
3,340	infoUSA, Inc.	34,302
1,740	Paychex, Inc.	70,696
1,760	PeopleSupport, Inc.(a)	37,242
990	Pitney Bowes, Inc.	47,233
2,100	Steelcase, Inc., Class A	40,782
1,550	Sykes Enterprises, Inc.(a)	24,862
660	The Dun & Bradstreet Corp.(a)	58,265
500	United Stationers, Inc.(a)	27,500
460	ValueClick, Inc.(a)	12,190
1,040	VeriFone Holdings, Inc.(a)	40,612
1,180	WESCO International, Inc.(a)	78,741
2,560	Xerox Corp.(a)	44,211

		1,460,678

Chemicals (1.3%):
1,760	Airgas, Inc.	72,635
510	Ashland, Inc.	33,446
3,320	Celanese Corp., Series A	94,886

Shares	Security Description	Value
Common Stocks, continued:
Chemicals, continued:
160	Eastman Chemical Co.	$9,459
2,360	Ecolab, Inc.	99,828
550	Innospec, Inc.	28,501
7,140	Lyondell Chemical Co.	227,481
2,160	NOVA Chemicals Corp.	68,234
2,050	Olin Corp.	35,465
1,380	Pioneer Companies, Inc.(a)	42,780
3,080	Praxair, Inc.	190,005
240	Rohm and Haas Co.	12,686
4,980	Sigma-Aldrich Corp.	204,180
3,030	Terra Industries, Inc.(a)	52,874

		1,172,460

Commercial Services (0.3%):
2,040	GSI Commerce, Inc.(a)	39,025
1,900	Jacobs Engineering Group, Inc.(a)	171,646
5,300	Source Interlink Cos., Inc.(a)	38,213

		248,884

Computer Software & Services (2.5%):
1,060	Adobe Systems, Inc.(a)	41,605
690	Akamai Technologies, Inc.(a)	35,583
650	Avid Technology, Inc.(a)	21,710
1,090	BMC Software, Inc.(a)	33,637
18,210	Brocade Communications Systems, Inc.(a)	164,072
1,690	Citrix Systems, Inc.(a)	54,418
1,240	Computer Sciences Corp.(a)	65,633
1,680	Covansys Corp.(a)	41,429
4,640	Electronic Data Systems Corp.	130,013
2,490	GigaMedia, Ltd.(a)	30,278
110	Google, Inc., Class A(a)	49,439
2,410	JDA Software Group, Inc.(a)	35,813
4,340	Liberty Media Corp.—Interactive, Class A(a)	102,294
11,900	Microsoft Corp.	335,223
120	MicroStrategy, Inc.(a)	15,128
5,680	Move, Inc.(a)	33,910
10,790	Oracle Corp.(a)	177,280
8,800	Qimonda AG ADR(a)	127,952
1,090	ScanSource, Inc.(a)	30,149
890	SI International, Inc.(a)	24,938
1,440	SRA International, Inc., Class A(a)	34,128
4,750	Sun Microsystems, Inc.(a)	29,118
1,950	SYNNEX Corp.(a)	36,855
1,420	The Ultimate Software Group, Inc.(a)	37,829
3,230	TIBCO Software, Inc.(a)	29,231
900	WebEx Communications, Inc.(a)	39,087

Continued

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

February 28, 2007

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Computer Software & Services, continued:
1,650	Websense, Inc.(a)	$37,554
2,680	Wipro Ltd. ADR	42,451
11,560	Yahoo!, Inc.(a)	356,742

		2,193,499

Computers & Peripherals (1.4%):
740	Anixter International, Inc.(a)	45,880
620	Apple Computer, Inc.(a)	52,458
890	Black Box Corp.	33,713
8,430	Cisco Systems, Inc.(a)	218,674
4,360	Hewlett-Packard Co.	171,697
840	Imation Corp.	34,952
1,870	International Business Machines Corp.	173,929
3,200	Lexmark International, Inc., Class A(a)	193,792
930	Palm, Inc.(a)	15,392
10,040	Seagate Technology	270,076

		1,210,563

Construction (0.2%):
2,750	Chicago Bridge & Iron Co. N.V. ADR	81,758
2,915	Levitt Corp., Class A	38,041
690	M.D.C. Holdings, Inc.	35,231

		155,030

Consumer Products (0.9%):
4,420	Alberto-Culver Co.	97,903
1,270	Church & Dwight Co., Inc.	60,896
2,030	Elizabeth Arden, Inc.(a)	44,213
650	Fortune Brands, Inc.	52,260
1,780	JAKKS Pacific, Inc.(a)	43,628
5,900	Mattel, Inc.	153,459
2,500	Nautilus, Inc.	43,125
1,070	Pactiv Corp.(a)	34,454
880	Steiner Leisure, Ltd.(a)	39,785
1,410	The Estee Lauder Cos., Inc., Class A	67,511
2,010	The Procter & Gamble Co.	127,615
200	Whirlpool Corp.	17,642

		782,491

Consumer Services (0.6%):
1,330	Ambassadors Group, Inc.	39,501
1,860	Avis Budget Group, Inc.(a)	49,457
1,610	Avon Products, Inc.	59,023
12,130	Netflix, Inc.(a)	273,289
470	The Knot, Inc.(a)	11,111
1,100	Weight Watchers International, Inc.	51,975

		484,356

Shares	Security Description	Value
Common Stocks, continued:
Diversified Manufacturing Operations (1.3%):
2,140	ABB, Ltd. ADR	$35,823
1,080	Ceradyne, Inc.(a)	55,728
2,180	Danaher Corp.	156,175
3,010	Eaton Corp.	243,840
1,940	EnerSys(a)	33,271
1,110	EnPro Industries, Inc.(a)	42,169
2,750	General Electric Co.	96,030
3,340	Gerber Scientific, Inc.(a)	35,203
720	Greif, Inc., Class A	84,549
1,020	Honeywell International, Inc.	47,369
2,170	Insteel Industries, Inc.	39,950
990	ITT Corp.	58,628
640	Lennox International, Inc.	21,965
980	Matthews International Corp., Class A	39,210
2,330	Myers Industries, Inc.	39,680
1,300	Parker Hannifin Corp.	107,107
1,390	Tyco International Ltd.	42,854

		1,179,551

Drugs Wholesale (0.5%):
4,690	AmerisourceBergen Corp.	247,022
3,160	Caremark Rx, Inc.	194,625

		441,647

Education (0.1%):
560	DeVry, Inc.	15,479
1,090	ITT Educational Services, Inc.(a)	87,178

		102,657

Electronic Components/Instruments (1.2%):
2,620	Amphenol Corp., Class A	169,095
1,830	AVX Corp.	27,962
1,770	Jabil Circuit, Inc.	47,295
2,280	L-3 Communications Holdings, Inc.	198,588
2,350	LG.Philips LCD Co., Ltd. ADR(a)	37,976
5,480	Microchip Technology, Inc.	195,088
1,180	Molecular Devices Corp.(a)	41,642
2,770	Nam Tai Electronics, Inc.	36,730
600	Novatel, Inc.(a)	26,046
4,130	Thermo Fisher Scientific, Inc.(a)	186,965
460	Thomas & Betts Corp.(a)	23,377
2,040	TTM Technologies, Inc.(a)	23,134

		1,013,898

Entertainment (0.4%):
1,150	Ameristar Casinos, Inc.	37,283
2,970	Dover Downs Gaming & Entertainment, Inc.	36,263

Continued

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

February 28, 2007

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Entertainment, continued:
470	Speedway Motorsports, Inc.	$17,564
6,780	The Walt Disney Co.	232,283
2,160	Time Warner, Inc.	43,956
1,750	World Wrestling Entertainment, Inc., Class A	27,860

		395,209

Financial Services (3.7%):
700	Advanta Corp., Class B	29,239
490	Affiliated Managers Group, Inc.(a)	55,615
600	Ambac Financial Group, Inc.	52,584
6,770	AmeriCredit Corp.(a)	165,323
840	ASTA Funding, Inc.	27,787
1,490	Calamos Asset Management, Inc., Class A	38,770
4,230	Checkfree Corp.(a)	160,402
4,650	CIT Group, Inc.	262,586
1,040	Countrywide Financial Corp.	39,811
2,660	E*Trade Financial Corp.(a)	61,419
4,790	Eaton Vance Corp.	166,165
4,180	Fannie Mae	237,131
1,300	First Cash Financial Services, Inc.(a)	29,224
100	Freddie Mac	6,418
140	IntercontinentalExchange, Inc.(a)	21,119
3,230	iStar Financial, Inc.	154,556
1,980	Janus Capital Group, Inc.	42,075
1,810	Legg Mason, Inc.	185,959
200	Lehman Brothers Holdings, Inc.	14,660
2,670	Merrill Lynch & Co.	223,426
2,840	Morgan Stanley	212,773
1,220	National Financial Partners Corp.	56,315
3,970	Nuveen Investments, Inc., Class A	193,299
1,410	optionsXpress Holdings, Inc.	32,726
2,050	Raymond James Financial, Inc.	61,705
450	SEI Investments Co.	27,203
50	SLM Corp.	2,131
485	SWS Group, Inc.	12,785
2,780	T. Rowe Price Group, Inc.	129,437
660	The Bear Stearns Companies, Inc.	100,478
1,360	The First Marblehead Corp.	61,390
800	The Goldman Sachs Group, Inc.	161,280
2,180	UBS AG ADR	128,707
3,510	Waddell & Reed Financial, Inc., Class A	85,574

		3,240,072

Food—Wholesale/Distribution (0.2%):
5,100	Sysco Corp.	168,096

Shares	Security Description	Value
Common Stocks, continued:
Food Products & Services (0.9%):
810	Archer-Daniels-Midland Co.	$27,848
1,290	Coca Cola Enterprises, Inc.	25,916
970	ConAgra Foods, Inc.	24,473
950	Corn Products International, Inc.	30,372
1,010	Flowers Foods, Inc.	29,684
2,950	General Mills, Inc.	166,262
1,340	Imperial Sugar Co.	41,366
1,540	Kraft Foods, Inc., Class A	49,157
860	Performance Food Group Co.(a)	25,344
15,070	Sara Lee Corp.	248,052
930	The Hershey Co.	49,178
800	United Natural Foods, Inc.(a)	23,824
980	Wm. Wrigley Jr. Co.	48,804

		790,280

Hazardous Waste Disposal (0.1%):
1,680	Stericycle, Inc.(a)	130,721

Health Care (1.5%):
1,110	Aetna, Inc.	49,140
340	Cigna Corp.	48,450
1,290	Community Health Systems, Inc.(a)	48,052
1,220	Computer Programs and Systems, Inc.	35,112
3,940	Coventry Health Care, Inc.(a)	214,415
1,470	Cross Country Healthcare, Inc.(a)	28,003
260	Express Scripts, Inc.(a)	19,607
3,060	Five Star Quality Care, Inc.(a)	34,976
2,130	Hillenbrand Industries, Inc.	127,374
4,660	Humana, Inc.(a)	278,854
1,050	Lincare Holdings, Inc.(a)	41,002
930	Magellan Health Services, Inc.(a)	38,883
2,020	McKesson Corp.	112,635
980	Molina Healthcare, Inc.(a)	30,537
2,170	PSS World Medical, Inc.(a)	45,006
2,040	Wellpoint, Inc.(a)	161,956
980	Zoll Medical Corp.(a)	27,254

		1,341,256

Home Builders (0.2%):
2,600	Beazer Homes USA, Inc.	102,596
450	KB HOME	22,320
450	Pulte Homes, Inc.	13,302
2,955	Technical Olympic USA, Inc.	26,625
1,920	Williams Scotsman International, Inc.(a)	39,091

		203,934

Continued

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

February 28, 2007

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Hotels (0.2%):
2,210	Interstate Hotels & Resorts, Inc.(a)	$15,028
2,660	Starwood Hotels & Resorts Worldwide, Inc.	175,028

		190,056

Insurance (1.9%):
20	ACE Ltd.	1,123
2,530	AFLAC, Inc.	119,416
1,500	American Equity Investment Life Holding Co.	19,890
4,500	American International Group, Inc.	301,950
1,030	American Physicians Capital, Inc.(a)	38,192
1,050	Arch Capital Group, Ltd.(a)	67,714
1,620	Brown & Brown, Inc.	45,603
1,810	Conseco, Inc.(a)	36,110
960	Delphi Financial Group, Inc.	37,718
1,100	Endurance Specialty Holdings, Ltd.	39,006
1,150	Genworth Financial, Inc., Class A	40,676
1,320	HCC Insurance Holdings, Inc.	41,382
460	LandAmerica Financial Group, Inc.	32,002
3,530	Prudential Financial, Inc.	321,018
1,460	StanCorp Financial Group, Inc.	70,372
80	The Allstate Corp.	4,805
890	The Chubb Corp.	45,435
680	The Hartford Financial Services Group, Inc.	64,301
630	The Navigators Group, Inc.(a)	31,311
3,550	The Travelers Cos., Inc.	180,198
260	Triad Guaranty, Inc.(a)	11,820
3,080	W. R. Berkley Corp.	100,408

		1,650,450

Machinery & Equipment (0.6%):
1,320	Columbus McKinnon Corp.(a)	30,624
160	Deere & Co.	17,347
1,090	Ingersoll-Rand Co., Ltd., Class A	47,208
160	Joy Global, Inc.	7,094
590	Kennametal, Inc.	36,108
80	Lincoln Electric Holdings, Inc.	4,992
1,010	Roper Industries, Inc.	53,651
570	Terex Corp.(a)	37,529
1,430	Timken Co.	40,869
390	Toro Co.	20,495
3,360	United Technologies Corp.	220,517

		516,434

Media (0.0%):
1,725	News Corp., Class A	38,864

Shares	Security Description	Value
Common Stocks, continued:
Medical—Biotechnology (0.6%):
440	Applera Corp.—Applied Biosystems Group	$13,587
2,580	Applera Corp. Celera group(a)	35,888
590	Biogen Idec, Inc.(a)	26,662
4,640	Enzon Pharmaceuticals, Inc.(a)	38,419
1,260	Genentech, Inc.(a)	106,306
1,070	Myriad Genetics, Inc.(a)	35,802
4,270	Pharmaceutical Product Development, Inc.	135,743
2,360	QIAGEN NV(a)	38,681
1,860	Savient Pharmaceuticals, Inc.(a)	25,184
520	Techne Corp.(a)	29,287

		485,559

Medical Equipment & Supplies (1.9%):
1,010	Arrow International, Inc.	33,704
2,100	Bard (C.R.), Inc.	167,580
450	Baxter International, Inc.	22,505
950	Becton Dickinson & Co.	72,190
2,650	Boston Scientific Corp.(a)	43,222
850	Datascope Corp.	30,430
2,570	DENTSPLY International, Inc.	81,058
870	Haemonetics Corp.(a)	39,150
6,900	Henry Schein, Inc.(a)	359,973
2,230	Invitrogen Corp.(a)	141,047
5,710	Johnson & Johnson	360,015
260	Kinetic Concepts, Inc.(a)	12,779
980	Medtronic, Inc.	49,353
2,890	Quidel Corp.(a)	31,125
1,160	Respironics, Inc.(a)	47,525
3,130	Stryker Corp.	194,123
900	SurModics, Inc.(a)	33,309

		1,719,088

Medical Labs & Testing Services (0.1%):
1,670	Covance, Inc.(a)	102,972

Metals—Processing & Fabrication (0.4%):
350	Carpenter Technology Corp.	41,492
3,460	Century Aluminum Co.(a)	157,534
2,030	General Cable Corp.(a)	101,398
820	Metal Management, Inc.	32,833
1,040	Mueller Industries, Inc.	30,992
240	Newmont Mining Corp.	10,817
200	Southern Copper Corp.	14,080

		389,146

Continued

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

February 28, 2007

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Oil & Gas Exploration, Production and Services (1.7%):
2,240	Apache Corp.	$153,507
2,200	Baker Hughes, Inc.	143,242
6,720	Brigham Exploration Co.(a)	39,782
2,720	Callon Petroleum Co.(a)	36,230
940	Canadian Natural Resources, Ltd.	47,282
560	Chesapeake Energy Corp.	17,074
3,860	EnCana Corp.	187,596
1,410	Frontier Oil Corp.	41,666
1,430	GlobalSantaFe Corp.	82,411
5,030	Grey Wolf, Inc.(a)	33,651
2,310	Halliburton Co.	71,333
1,720	Hess Corp.	91,246
2,480	Horizon Offshore, Inc.(a)	41,118
2,260	Newfield Exploration Co.(a)	97,677
1,560	Newpark Resources, Inc.(a)	9,516
3,050	Oil States International, Inc.(a)	89,518
2,340	Petro-Canada	86,674
1,730	Royal Dutch Shell PLC ADR	112,467
910	Smith International, Inc.	37,310
840	Stone Energy Corp.(a)	25,788
560	Tesoro Corp.	51,039
1,050	Trico Marine Services, Inc.(a)	38,262
20	Valero Energy Corp.	1,153

		1,535,542

Oil—Integrated Companies (1.1%):
480	BP Prudhoe Bay Royalty Trust	29,563
2,740	Chevron Corp.	187,992
3,430	ConocoPhillips	224,391
2,650	Exxon Mobil Corp.	189,952
1,180	Marathon Oil Corp.	107,073
2,880	Occidental Petroleum Corp.	132,998
640	Suncor Energy, Inc.	45,523
560	Sunoco, Inc.	36,131

		953,623

Paper Products (0.0%):
180	Temple-Inland, Inc.	10,764

Pharmaceuticals (1.4%):
1,010	Alkermes, Inc.(a)	16,564
1,220	Alpharma, Inc., Class A	32,159
2,480	Amgen, Inc.(a)	159,365
2,320	Axcan Pharma, Inc.(a)	36,934
1,690	Bristol-Myers Squibb Co.	44,599
730	Cardinal Health, Inc.	51,166
1,160	Charles River Laboratories International, Inc.(a)	53,186
2,040	Genzyme Corp.(a)	126,072

Shares	Security Description	Value
Common Stocks, continued:
Pharmaceuticals, continued:
2,890	Ligand Pharmaceuticals, Inc., Class B(a)	$32,483
840	Medco Health Solutions, Inc.(a)	56,792
5,330	Merck & Co., Inc.	235,373
1,280	Noven Pharmaceuticals, Inc.(a)	31,514
890	PAREXEL International Corp.(a)	30,269
1,750	Pfizer, Inc.	43,680
500	Progenics Pharmaceuticals, Inc.(a)	13,875
2,350	Schering-Plough Corp.	55,178
1,480	Sciele Pharma, Inc.(a)	34,040
730	United Therapeutics Corp.(a)	41,026
710	West Pharmaceutical Services, Inc.	32,135
1,790	Wyeth	87,567

		1,213,977

Printing & Publishing (0.3%):
700	Bowne & Co., Inc.	10,871
640	Consolidated Graphics, Inc.(a)	45,606
130	Gannett Co., Inc.	7,964
1,670	Global Imaging Systems, Inc.(a)	33,517
3,490	Playboy Enterprises, Inc., Class B(a)	36,087
1,830	R.R. Donnelley & Sons Co.	66,209
330	The McGraw-Hill Cos., Inc.	21,321

		221,575

Raw Materials (0.2%):
5,420	Anglo American PLC ADR	128,021
770	Goldcorp, Inc.	20,644
1,440	IAMGOLD Corp.	12,038

		160,703

REITS (1.2%):
1,230	Acadia Realty Trust	33,210
4,380	American Home Mortgage Investment Corp.	119,793
970	Arbor Realty Trust, Inc.	29,866
580	AvalonBay Communities, Inc.	79,785
820	Capital Trust, Inc., Class A	37,720
4,570	CapitalSource, Inc.	117,860
1,480	Crystal River Capital, Inc.	37,725
2,080	Deerfield Triarc Capital Corp.	32,032
1,770	DiamondRock Hospitality Co.	32,019
1,950	Equity Inns, Inc.	30,225
950	Gramercy Capital Corp.	30,552
1,790	JER Investors Trust, Inc.	34,046
1,210	KKR Financial Corp.	33,432
1,240	Lexington Realty Trust	25,482
1,240	LTC Properties, Inc.	32,067
3,380	Luminent Mortgage Capital, Inc.	31,164
2,450	Medical Properties Trust, Inc.	37,632

Continued

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

February 28, 2007

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
REITS, continued:
1,370	New Century Financial Corp.	$20,961
260	Public Storage, Inc.	26,330
930	RAIT Investment Trust	31,109
1,800	Rayonier, Inc.	80,388
540	Redwood Trust, Inc.	29,160
130	Simon Property Group, Inc.	14,656
1,480	Strategic Hotels & Resorts, Inc.	31,124
190	Vornado Realty Trust	24,168

		1,032,506

Restaurants (0.5%):
780	Burger King Holdings, Inc.	16,614
2,050	CKE Restaurants, Inc.	39,606
1,350	Darden Restaurants, Inc.	55,296
650	Jack In the Box, Inc.(a)	44,421
2,310	McDonald’s Corp.	100,993
1,090	Papa John’s International, Inc.(a)	32,188
1,900	Ruth’s Chris Steak House, Inc.(a)	41,002
1,090	Sonic Corp.(a)	23,620
830	Starbucks Corp.(a)	25,647
1,840	The Cheesecake Factory, Inc.(a)	50,214
100	Yum! Brands, Inc.	5,794

		435,395

Retail (3.3%):
1,130	Aeropostale, Inc.(a)	41,403
3,320	Amazon.com, Inc.(a)	129,945
3,060	Bed Bath & Beyond, Inc.(a)	122,063
2,700	Best Buy Co., Inc.	125,469
4,870	Blockbuster, Inc., Class A(a)	32,337
2,210	Charlotte Russe Holding, Inc.(a)	64,510
1,690	Charming Shoppes, Inc.(a)	21,074
940	Costco Wholesale Corp.	52,537
4,480	CVS Corp.	140,717
9,410	Dollar General Corp.	158,841
1,580	Dollar Tree Stores, Inc.(a)	53,894
680	Group 1 Automotive, Inc.	31,464
1,080	Guitar Center, Inc.(a)	47,315
740	Gymboree Corp.(a)	27,891
1,070	Home Depot, Inc.	42,372
1,410	J.C. Penney Co., Inc.	114,365
2,410	Kohl’s Corp.(a)	166,266
5,150	Lowe’s Cos., Inc.	167,684
1,140	Nordstrom, Inc.	60,523
5,840	O’Reilly Automotive, Inc.(a)	201,071
2,300	Office Depot, Inc.(a)	76,728
1,740	PetSmart, Inc.	52,739
4,720	Sally Beauty Holdings, Inc.(a)	42,716

Shares	Security Description	Value
Common Stocks, continued:
Retail, continued:
10,790	Staples, Inc.	$280,756
210	Target Corp.	12,921
5,190	The Kroger Co.	133,227
690	The Pantry, Inc.(a)	32,533
4,560	The TJX Cos., Inc.	125,400
4,740	Wal-Mart Stores, Inc.	228,942
3,450	Walgreen Co.	154,249

		2,941,952

Semiconductors (1.3%):
7,750	Altera Corp.(a)	163,602
2,820	AMIS Holdings, Inc.(a)	31,951
1,070	Applied Industrial Technologies, Inc.	25,669
2,360	Applied Materials, Inc.	43,825
2,030	Cohu, Inc.	37,839
740	Cymer, Inc.(a)	30,754
4,550	Ikanos Communications(a)	41,041
8,540	Intel Corp.	169,519
830	KLA-Tencor Corp.	42,944
2,210	Lam Research Corp.(a)	98,699
1,050	Linear Technology Corp.	34,850
3,460	Micrel, Inc.(a)	40,344
730	Micron Technology, Inc.(a)	8,658
690	Novellus Systems, Inc.(a)	22,218
1,800	NVIDIA Corp.(a)	55,800
1,120	Silicon Laboratories, Inc.(a)	33,824
5,300	Texas Instruments, Inc.	164,088
1,830	Varian Semiconductor Equipment Associates, Inc.(a)	87,456

		1,133,081

Telecommunications (1.4%):
1,430	ADTRAN, Inc.	32,933
470	ALLTEL Corp.	28,477
4,870	AT&T, Inc.	179,216
6,520	Avaya, Inc.(a)	80,066
1,810	BCE, Inc.	47,458
1,020	CommScope, Inc.(a)	39,239
2,580	Dobson Communications Corp., Class A(a)	22,910
1,320	Embarq Corp.	73,062
1,750	Inter-Tel, Inc.	40,495
2,610	JDS Uniphase Corp.(a)	42,308
2,770	Motorola, Inc.	51,300
1,330	NeuStar, Inc., Class A(a)	42,560
1,260	NII Holdings, Inc.(a)	89,259
5,250	Nokia Oyj ADR	114,608
1,970	Oplink Communications, Inc.(a)	32,485

Continued

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

February 28, 2007

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Telecommunications, continued:
3,880	Radyne Corp.(a)	$37,946
4,450	Sprint Nextel Corp.	85,796
240	Telephone and Data Systems, Inc.	13,366
3,010	Time Warner Telecom, Inc., Class A(a)	66,250
3,980	Verizon Communications, Inc.	148,972

		1,268,706

Tobacco & Tobacco Products (0.3%):
2,740	Altria Group, Inc.	230,927
190	Reynolds American, Inc.	11,600
300	UST, Inc.	17,418

		259,945

Transportation & Shipping (0.9%):
1,020	Burlington Northern Santa Fe Corp.	80,774
750	CSX Corp.	28,253
2,050	FedEx Corp.	234,069
710	Freightcar America, Inc.	35,173
720	Hornbeck Offshore Services, Inc.(a)	19,274
3,270	Norfolk Southern Corp.	154,998
3,610	OMI Corp.	80,395
410	Southwest Airlines Co.	6,203
970	Thor Industries, Inc.	40,585
340	Union Pacific Corp.	33,534
1,130	United Parcel Service, Inc., Class B	79,315
2,160	Werner Enterprises, Inc.	41,645

		834,218

Utilities—Electric (1.1%):
1,290	Ameren Corp.	67,377
1,000	DTE Energy Co.	46,300
7,220	Edison International	338,763
1,500	Energy East Corp.	37,065
1,350	Entergy Corp.	133,245
1,530	Exelon Corp .	100,873
4,130	NSTAR	141,287
1,000	PG&E Corp.	46,420
1,180	Portland General Electric Co.	33,382
770	UIL Holdings Corp.	28,051

		972,763

Utilities—Natural Gas (0.3%):
1,290	Enbridge, Inc.	40,983
270	Nicor, Inc.	12,566
6,140	NiSource, Inc.	146,071
300	ONEOK, Inc.	12,498
360	The Laclede Group, Inc.	11,232
1,870	WGL Holdings, Inc.	58,942

		282,292

Shares or Principal Amount	Description	Value
Common Stocks, continued:
Waste Disposal (0.1%):
390	Republic Services, Inc.	$16,407
1,040	Waste Management, Inc.	35,412

		51,819

Total Common Stocks (Cost $38,095,353)		41,439,668

Asset Backed Securities (1.5%):
$117,650	ACLC Business Loan Receivables, Series 1998-2, Class A3, 6.69%, 4/15/20(b)(c)	112,061
131,819	ACLC Business Loan Receivables, Series 2000-1, Class A3F, 8.03%, 10/15/21(b)(c)	131,819
250,000	Atherton Franchisee Loan Funding, Series 1998-A, Class B, 6.85%, 5/15/20(b)(c)	247,509
72,949	Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12(b)(c)	74,760
212,138	Captec Franchise Trust, Series 2000-1, Class A1, 7.89%, 10/15/10(b)(c)	216,488
144,102	Peachtree Franchise Loan LLC., Series 1999-A, Class A1, 6.68%, 1/15/21(b)	144,586
182,140	PSB Lending Home Loan Owner Trust, Series 1997-4, Class M1, 8.38%, 5/20/24	181,612
147,284	Residential Asset Mortgage Products, Inc., Series 2003-RS8, Class MI2, 6.20%, 9/25/33	147,045
24,882	Residential Asset Mortgage Products, Inc., Series 2004-SL1, Class A7, 7.00%, 11/25/31	25,337

Total Asset Backed Securities (Cost $1,225,358)		1,281,217

Mortgage Backed Securities (10.7%):
210,901	Banc of America Funding Corp., Series 2003-1, Class A1, 6.00%, 5/20/33	211,363
356,949	Banc of America Mortgage Securities, Series 2004-4, Class 3A1, 5.00%, 5/25/19	351,697
128,481	Banc of America Mortgage Securities, Series 2003-1, Class 2A2, 5.25%, 2/25/18	127,958

Continued

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

February 28, 2007

(Unaudited)

Principal Amount	Description	Value
Mortgage Backed Securities, continued:
$30,000	Banc of America Mortgage Securities, Series 2003-9, Class 1A7, 5.50%, 12/25/33	$29,877
50,000	Banc of America Mortgage Securities, Series 2004-4, Class 2A2, 5.50%, 5/25/34	47,488
100,000	Chaseflex Trust, Series 2006-2, Class A4, 6.34%, 9/25/36	102,089
59,453	Countrywide Alternative Loan Trust, Series 2004-2CB, Class 1A1, 4.25%, 3/25/34	58,406
88,008	Countrywide Alternative Loan Trust, Series 2004-24CB, Class 2A1, 5.00%, 11/25/19	86,760
66,465	Countrywide Alternative Loan Trust, Series 2005-J3, Class 3A1, 6.50%, 9/25/34	68,339
83,247	Countrywide Home Loans, Series 2002-38, Class A2, 5.00%, 2/25/18	82,877
185,281	Countrywide Home Loans, Series 2003-14, Class A19, 5.00%, 6/25/33	182,850
116,469	Countrywide Home Loans, Series 2002-19, Class 2A4, 5.50%, 11/25/17	115,732
33,974	Countrywide Home Loans, Series 2003-20, Class 1A14, 5.50%, 7/25/33	33,446
308,751	Countrywide Home Loans, Series 2005-12, Class 2A9, 5.50%, 5/25/35	304,042
110,907	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 8A1, 5.00%, 9/25/18	109,137
165,203	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-21, Class 3A1, 5.50%, 8/25/33	163,410
97,574	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 1A1, 5.50%, 10/25/33	97,583
113,934	Credit Suisse Mortgage Capital Certificates, Series 2006-2, Class 3A1, 6.50%, 3/25/36	116,226
151,594	Fannie Mae, Series 2003-19, Class ME, 4.00%, 1/25/33	145,887
25,779	Fannie Mae, Series 2003-8, Class QB, 4.50%, 12/25/12	25,666

Principal Amount	Description	Value
Mortgage Backed Securities, continued:
$17,652	Fannie Mae, 5.00%, 3/1/18, Pool #681351	$17,461
49,808	Fannie Mae, Series 2002-89, Class QE, 5.00%, 9/25/31	49,572
50,179	Fannie Mae, Series 2003-13, Class PG, 5.00%, 11/25/32	49,877
114,087	Fannie Mae, Series 1999-18, Class A, 5.50%, 10/18/27	114,433
42,169	Fannie Mae, 6.00%, 5/1/35, Pool #357778	42,565
64,000	Fannie Mae, Series 1999-18, Class LL, 6.50%, 4/18/29	61,793
114,793	Fannie Mae, Series 1997-M8, Class A3, 7.23%, 1/25/22	118,200
5,643	Fannie Mae, Series 1992-198, Class N, 7.50%, 9/25/22	5,626
241,931	First Horizon Mortgage Pass-Through Trust, Series 2004-1, Class 2A1, 4.75%, 3/25/19	237,164
303,276	Freddie Mac, 3.50%, 5/1/10, Pool #M80824	290,516
21,922	Freddie Mac, Series 2793, Class HD, 3.50%, 12/15/18	21,809
152,563	Freddie Mac, Series 2877, Class JD, 4.50%, 3/15/19	144,591
122,235	Freddie Mac, Series 2543, Class BC, 4.75%, 11/15/21	120,772
31,348	Freddie Mac, 5.00%, 5/1/18, Pool #E96372	31,002
23,062	Freddie Mac, 5.00%, 9/1/18, Pool #E99582	22,807
400,000	Freddie Mac, Series 2877, Class AL, 5.00%, 10/15/24	384,645
141,739	Freddie Mac, Series 2528, Class ME, 5.25%, 5/15/30	139,538
150,440	Freddie Mac, Series 2382, Class DA, 5.50%, 10/15/30	152,032
71,990	Freddie Mac, Series 2579, Class KJ, 5.50%, 3/15/33	72,612
27,599	Freddie Mac, 5.50%, 1/1/35, Pool #A30935	27,433
32,657	Freddie Mac, 5.52%, 6/1/28, Pool #605508	32,956
45,931	Freddie Mac, Series 2378, Class CB, 6.00%, 11/15/31	46,024
11,553	Freddie Mac, 6.50%, 12/1/11, Pool #E20275	11,817

Continued

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

February 28, 2007

(Unaudited)

Principal Amount	Description	Value
Mortgage Backed Securities, continued:
$74,772	Freddie Mac, Series 2302, Class J, 6.50%, 4/15/31	$76,278
357,991	Freddie Mac, Series 1443, Class I, 7.50%, 12/15/22	377,314
13,825	Government National Mortgage Assoc., 6.00%, 2/20/26, Pool #2166	14,041
99,302	Government National Mortgage Assoc., 6.31%, 9/20/32, Pool # 575624	101,214
159,198	Government National Mortgage Assoc., 6.31%, 9/20/32, Pool # 575653	162,262
158,642	Government National Mortgage Assoc., 6.31%, 11/20/32, Pool # 575678	161,696
72,982	Government National Mortgage Assoc., 6.31%, 12/20/32, Pool # 575723	74,386
209,430	Government National Mortgage Assoc., 6.31%, 3/20/33, Pool # 612258	213,323
20,214	Government National Mortgage Assoc., 7.00%, 1/15/26, Pool #421420	21,080
62,440	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #492747	65,094
1,868	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #423563	1,980
113,297	GSR Mortgage Loan Trust, Series 2003-3F, Class 1A2, 5.00%, 4/25/33	111,815
388,959	Master Alternative Loans Trust, Series 2004-8, Class 5A1, 6.00%, 9/25/34	389,567
256,433	Master Alternative Loans Trust, Series 2004-3, Class 5A1, 6.50%, 3/25/34	258,797
48,072	Master Asset Securitization Trust, Series 2003-3, Class 5A1, 5.50%, 4/25/18	48,076
165,980	Master Asset Securitization Trust, Series 2003-8, Class 1A1, 5.50%, 9/25/33	163,594

Principal Amount	Description	Value
Mortgage Backed Securities, continued:
$420,000	Nomura Asset Acceptance Corp., Series 2005-AP1, Class 2A5, 4.86%, 2/25/35	$410,699
100,000	Nomura Asset Acceptance Corp., Series 2006-AF1, Class 1A2, 6.16%, 5/25/36	101,304
153,853	Residential Accredit Loans, Inc., Series 2004-QS9, Class A1, 5.00%, 6/25/19	152,988
400,000	Residential Accredit Loans, Inc., Series 2006-QS10, Class A8, 6.00%, 8/25/36	398,681
92,039	Residential Asset Securitization Trust, Series 2003-A6, Class A1, 4.50%, 7/25/33	89,934
68,896	Residential Asset Securitization Trust, Series 2003-A7, Class A2, 4.85%, 7/25/33	68,387
138,713	Residential Asset Securitization Trust, Series 2006-A2, Class A3, 6.00%, 5/25/36	139,440
88,239	Structured Asset Securities Corp., Series 2003-10, Class A, 6.00%, 4/25/33	88,156
34,877	Washington Mutual, Series 2003-S4, Class 4A1, 4.00%, 2/25/32	33,849
153,895	Washington Mutual Mortgage Pass-Through Trust, Series 2002-MS8, Class 2A1, 5.25%, 12/25/17	151,067
508,127	Wells Fargo Mortgage Backed Securities, Series 2004-5, Class 1A1, 5.00%, 6/25/19	505,168
140,999	Wells Fargo Mortgage Backed Securities, Series 2004-7, Class 2A2, 5.00%, 7/25/19	138,532
251,092	Wells Fargo Mortgage Backed Securities, Series 2006-11, Class A8, 6.00%, 9/25/36	252,497

Total Mortgage Backed Securities (Cost $9,438,108)		9,427,297

Corporate Bonds (3.8%):
Aerospace/Defense (0.6%):
500,000	Boeing Capital Corp., 6.50%, 2/15/12	532,310

Continued

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

February 28, 2007

(Unaudited)

Principal Amount	Security Description	Value
Corporate Bonds, continued:
Financial—Leasing Company (0.7%):
$600,000	International Lease Finance Corp., 5.32%, 12/9/07	$598,889

Financial Services (1.4%):
250,000	Alesco Preferred Funding, Ltd., Series 6A, Class C1, 6.97%**, 3/23/35(c)	251,500
110,000	Household Finance Corp., 6.70%, 9/15/09	112,843
100,000	Household Finance Corp., 7.40%, 8/15/22	100,131
297,332	Preferred Term Securities XXIII, 6.15%**, 12/22/36(b)(c)	294,418
250,000	Reg Diversified Funding, 6.70%**, 1/25/36(c)	251,250
250,000	Taberna Preferred Funding Ltd., Series 2006-5A, Class A3, 6.81%**, 8/5/36(c)	249,375

		1,259,517

Retail (0.3%):
250,000	Wal-Mart Stores, Inc., 7.25%, 6/1/13	276,978

Security Brokers & Dealers (0.4%)
200,000	Bear Stearns Co., Inc., 7.00%, 9/24/21	198,410
125,000	Goldman Sachs Group, Inc., 6.13%, 2/15/33	128,713

		327,123

Telecommunications (0.4%):
250,000	AT&T, Inc., 6.25%, 3/15/11	259,847
100,000	Southwestern Bell Telephone Co., 6.29%, 9/29/10	102,038

		361,885

Total Corporate Bonds (Cost $3,319,868)		3,356,702

Taxable Municipal Bond (0.4%):
Georgia (0.4%):
350,000	Cedartown Development Authority, Revenue, 7.00%, 2/1/22, Callable 2/1/08 @ 101, Insured by: AMBAC	358,981

Principal Amount	Security Description	Value
U.S. Government Agency Securities (13.4%):
$100,000	Fannie Mae, 3.00%, 6/19/08, Continuously Callable @ 100	$97,601
50,000	Fannie Mae, 3.50%**, 12/3/08, Continuously Callable @ 100	49,476
200,000	Fannie Mae, 4.00%**, 1/28/08, Continuously Callable @ 100	198,086
150,000	Fannie Mae, 4.00%**, 1/14/10, Continuously Callable @ 100	148,228
500,000	Fannie Mae, 4.00%, 11/10/11, Callable 5/10/07 @ 100*	495,080
50,000	Fannie Mae, 4.00%**, 8/23/13, Continuously Callable @ 100	49,532
87,000	Fannie Mae, 4.00%**, 12/16/14, Continuously Callable @ 100	85,350
145,000	Fannie Mae, 4.00%**, 2/29/16, Continuously Callable @ 100	143,731
500,000	Fannie Mae, 4.16%, 6/11/13, Continuously Callable @ 100	478,706
25,000	Fannie Mae, 4.25%**, 4/13/15, Callable 4/13/07 @ 100*	24,868
110,000	Fannie Mae, 4.25%**, 7/14/15, Continuously Callable @ 100	108,053
60,000	Fannie Mae, 4.25%**, 9/16/16, Continuously Callable @ 100	59,284
500,000	Fannie Mae, 4.38%**, 8/18/08	496,726
112,000	Fannie Mae, 4.75%**, 10/20/10, Callable 4/2/07 @ 100*	111,258
35,000	Fannie Mae, 4.88%**, 4/26/19, Callable 3/30/07 @ 100*	34,582
250,000	Fannie Mae, 5.00%**, 4/11/14, Callable 4/11/07 @ 100*	248,555
250,000	Fannie Mae, 5.00%**, 11/28/14, Callable 5/28/07 @ 100*	248,056
100,000	Fannie Mae, 5.00%**, 12/22/14, Continuously Callable @ 100	99,304
380,000	Fannie Mae, 5.25%**, 8/1/18, Callable 5/1/07 @ 100*	376,866
150,000	Federal Farm Credit Bank, 3.24%, 3/4/08, Continuously Callable @ 100	147,378
1,000,000	Federal Farm Credit Bank, 4.48%, 6/10/13, Continuously Callable @ 100	969,438
50,000	Federal Home Loan Bank, 2.65%, 7/30/07, Continuously Callable @100	49,474

Continued

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

February 28, 2007

(Unaudited)

Principal Amount	Security Description	Value
U.S. Government Agency Securities, continued:
$200,000	Federal Home Loan Bank, 3.00%, 12/19/07, Callable 6/19/07 @ 100*	$196,708
25,000	Federal Home Loan Bank, 3.00%, 6/18/08, Continuously Callable @100	24,416
175,000	Federal Home Loan Bank, 3.50%**, 9/30/09, Callable 3/30/07 @ 100*	172,060
100,000	Federal Home Loan Bank, 3.54%**, 12/30/08, Continuously Callable @100	98,881
100,000	Federal Home Loan Bank, 4.00%**, 7/23/08, Callable 4/23/07 @ 100*	99,459
170,000	Federal Home Loan Bank, 4.00%, 4/20/09, Continuously Callable @100	166,976
400,000	Federal Home Loan Bank, 4.00%, 12/9/11, Callable 6/9/07 @ 100*	398,489
410,000	Federal Home Loan Bank, 4.00%**, 6/19/13, Callable 6/19/07 @ 100*	401,057
200,000	Federal Home Loan Bank, 4.00%**, 6/26/13, Callable 6/26/07 @ 100*	195,697
300,000	Federal Home Loan Bank, 4.00%, 11/18/14, Callable 5/18/07 @ 100*	294,774
250,000	Federal Home Loan Bank, 4.00%**, 3/30/16, Callable 3/30/07 @ 100*	244,533
175,000	Federal Home Loan Bank, 4.45%, 2/23/10, Callable 5/23/07 @ 100*	172,572
100,000	Federal Home Loan Bank, 4.50%**, 7/30/09, Callable 4/30/07 @ 100*	99,329
500,000	Federal Home Loan Bank, 4.50%**, 8/17/10, Callable 5/17/07 @ 100*	497,977
200,000	Federal Home Loan Bank, 4.50%**, 6/5/18, Callable 3/5/07 @ 100*	194,354
166,667	Federal Home Loan Bank, 4.75%**, 4/30/14, Callable 4/30/07 @ 100*	165,170

Principal Amount	Security Description	Value
U.S. Government Agency Securities, continued:
$200,000	Federal Home Loan Bank, 5.00%**, 5/21/18, Callable 5/21/07 @ 100*	$197,847
350,000	Federal Home Loan Bank, 5.00%**, 7/16/18, Callable 4/16/07 @100*	345,732
50,000	Federal Home Loan Bank, 5.05%, 3/12/13, Continuously Callable @ 100	49,397
250,000	Federal Home Loan Bank, 5.20%, 9/20/13, Continuously Callable @ 100	247,562
370,000	Federal Home Loan Bank, 5.25%, 11/21/12, Continuously Callable @100	367,248
50,000	Freddie Mac, 3.60%, 8/13/08, Callable 8/13/07 @ 100*	49,130
250,000	Freddie Mac, 3.63%**, 5/30/08, Continuously Callable @ 100	247,124
85,000	Freddie Mac, 4.00%**, 2/15/09, Continuously Callable @ 100	83,964
144,000	Freddie Mac, 4.00%**, 11/15/09, Continuously Callable @ 100	142,290
50,000	Freddie Mac, 4.00%**, 4/8/13, Continuously Callable @ 100	49,048
105,000	Freddie Mac, 4.00%**, 3/15/15, Callable 3/15/07 @ 100*	103,560
156,000	Freddie Mac, 4.00%**, 5/15/18, Continuously Callable @ 100	150,139
100,000	Freddie Mac, 4.00%**, 6/25/18, Continuously Callable @ 100	96,284
25,000	Freddie Mac, 4.00%**, 4/12/19, Callable 4/12/07 @ 100*	24,519
250,000	Freddie Mac, 4.50%**, 11/18/09, Continuously Callable @ 100	247,929
100,000	Freddie Mac, 4.50%**, 3/29/10, Continuously Callable @ 100	99,473
63,000	Freddie Mac, 4.50%**, 11/5/10, Continuously Callable @ 100	62,527
300,000	Freddie Mac, 4.50%**, 1/15/14, Continuously Callable @ 100	295,291
95,000	Freddie Mac, 4.50%, 12/24/18, Continuously Callable @ 100	94,268
20,000	Freddie Mac, 4.50%**, 10/15/22, Callable 10/15/07 @ 100*	19,281
200,000	Freddie Mac, 4.63%**, 12/15/10, Continuously Callable @ 100	198,258

Continued

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

February 28, 2007

(Unaudited)

Principal Amount	Description	Value
U.S. Government Agency Securities, continued:
$99,000	Freddie Mac, 4.75%**, 11/10/10, Continuously Callable @ 100	$98,406
175,000	Freddie Mac, 5.00%**, 12/15/13, Continuously Callable @ 100	173,318
129,000	Freddie Mac, 5.00%**, 12/15/13, Continuously Callable @ 100	127,982
15,000	Freddie Mac, 5.00%**, 7/29/19, Continuously Callable @ 100	14,762
100,000	Freddie Mac, 5.13%**, 8/1/18, Callable 5/1/07 @ 100*	98,671
25,000	Freddie Mac, 5.25%**, 12/15/17, Continuously Callable @ 100	24,861

Total U.S. Government Agency Securities (Cost $11,827,668)		11,850,955

U.S. Treasury Obligations (10.6%):
1,100,000	U.S. Treasury Bonds, 5.38%, 2/15/31	1,199,343
850,000	U.S. Treasury Bonds, 5.50%, 8/15/28	933,074
1,000,000	U.S. Treasury Notes, 3.88%, 2/15/13	967,773
500,000	U.S. Treasury Notes, 4.00%, 2/15/14	484,024
250,000	U.S. Treasury Notes, 4.13%, 8/15/10	246,904

Shares or Principal Amount	Description	Value
U.S. Treasury Obligations, continued :
$625,000	U.S. Treasury Notes, 4.25%, 8/15/13	$616,064
650,000	U.S. Treasury Notes, 4.25%, 8/15/14	638,067
1,000,000	U.S. Treasury Notes, 4.25%, 11/15/14	981,250
1,250,000	U.S. Treasury Notes, 4.50%, 11/15/15	1,244,922
1,250,000	U.S. Treasury Notes, 4.50%, 2/15/16	1,245,264
750,000	U.S. Treasury Notes, 4.88%, 4/30/11	760,108

Total U.S. Treasury Obligations (Cost $9,186,078)		9,316,793

Investment Companies (11.3%):
85,070	iShares MSCI EAFE Index Fund	$6,307,941
33,580	iShares MSCI Emerging Markets Index Fund	3,710,590

Total Investment Companies (Cost $6,382,621)		10,018,531

Investments in Affiliate (1.1%):
925,878	American Performance Cash Management Fund	925,878

Total Investments (Cost $80,750,932)(d)—99.7%		87,976,022
Other assets in excess of liabilities—0.3%		304,064

Net Assets—100.0%		$88,280,086

(a)	Non-income producing security
(b)	Represents an illiquid security.
(c)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended unless otherwise noted the security has been deemed liquid according to the policies and procedures adopted by the board.
(d)	Represents cost for financial reporting purposes.

Issue Description	Acquisition Date	Cost	Per Share	Net Assets
ACLC Business Loan Receivables Trust, Series 1998-2, Class A3, 6.69%, 4/15/20	7/15/2003	$108,091	$0.95	0.13%
ACLC Business Loan Receivables Trust, Series 2000-1, Class A3F, 8.03%, 10/15/21	12/9/2003	130,171	1.00	0.15%
Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12	9/9/2003	67,843	1.02	0.08%
Atherton Franchisee Loan Funding, Series 1998-A, Class B, 6.85%, 5/15/20	7/1/2003	202,500	0.99	0.28%
Captec Franchise Trust, Series 2000-1, Class A1, 7.89%, 10/15/10	7/16/2003	211,343	1.02	0.25%
Peachtree Franchise Loan LLC, Series 1999-A, Class A1, 6.68%, 1/15/21	10/24/2003	139,779	1.00	0.16%
Preferred Term Principal Protection Note Series XXIII	9/22/2006	295,670	0.99	0.33%

*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
**	Variable rate investments. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2007. The date presented reflects the final maturity date.

ADR—American Depository Receipt

AMBAC—American Municipal Bond Assurance Corp.

LLC—Limited Liability Co.

PLC—Public Liability Co.

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

U.S. Tax-Efficient Large Cap Equity Fund

Schedule of Portfolio Investments

February 28, 2007

(Unaudited)

Shares	Security Description	Value
Common Stocks (99.1%):
Apparel Manufacturers (6.2%):
5,855	Cintas Corp.	$236,425
6,105	Coach, Inc.(a)	288,156
2,815	NIKE, Inc., Class B	294,083

		818,664

Banking (4.3%):
3,890	Bank of America Corp.	197,884
3,655	Citigroup, Inc.	184,212
5,975	Synovus Financial Corp.	193,411

		575,507

Beverages (1.3%):
2,740	PepsiCo, Inc.	173,031

Broadcasting/Cable (2.2%):
11,562	Comcast Corp., Class A Special(a)	297,375

Business Equipment & Services (3.0%):
7,935	First Data Corp.	202,580
3,650	Fiserv, Inc.(a)	193,304

		395,884

Chemicals (4.3%):
3,330	Ecolab, Inc.	140,859
3,480	Praxair, Inc.	214,681
5,250	Sigma-Aldrich Corp.	215,250

		570,790

Commercial Services(a) (1.2%):
1,750	Jacobs Engineering Group, Inc.	158,095

Computer Software & Services (5.1%):
6,550	Microsoft Corp.	184,513
16,160	Yahoo!, Inc.(a)	498,698

		683,211

Computers & Peripherals (3.3%):
9,520	Cisco Systems, Inc.(a)	246,949
3,130	Lexmark International, Inc., Class A(a)	189,553

		436,502

Diversified Manufacturing Operations (1.7%):
3,095	Danaher Corp.	221,726

Drugs Wholesale (2.1%):
4,485	Caremark Rx, Inc.	276,231

Electronic Components/Instruments (7.1%):
3,155	Amphenol Corp., Class A	203,624
3,220	L-3 Communications Holdings, Inc.	280,462
5,810	Microchip Technology, Inc.	206,836
5,520	Thermo Fisher Scientific, Inc.(a)	249,890

		940,812

Shares	Security Description	Value
Common Stocks, continued:
Financial Services (9.9%):
4,305	Checkfree Corp.(a)	$163,245
6,790	Eaton Vance Corp.	235,545
2,570	Legg Mason, Inc.	264,042
3,100	Merrill Lynch & Co.	259,408
4,290	Nuveen Investments, Inc., Class A	208,880
3,930	T. Rowe Price Group, Inc.	182,981

		1,314,101

Food—Wholesale/Distribution (1.8%):
7,250	Sysco Corp.	238,960

Hazardous Waste Disposal (1.4%):
2,395	Stericycle, Inc.(a)	186,355

Health Care (3.0%):
2,765	Humana, Inc.(a)	165,458
2,895	Wellpoint, Inc.(a)	229,834

		395,292

Insurance (4.8%):
3,585	AFLAC, Inc.	169,212
2,555	American International Group, Inc.	171,441
3,280	Prudential Financial, Inc.	298,283

		638,936

Machinery & Equipment (2.0%):
3,975	United Technologies Corp.	260,879

Medical—Biotechnology (1.0%):
4,090	Pharmaceutical Product Development, Inc.	130,021

Medical Equipment & Supplies (6.5%):
2,510	Bard (C.R.), Inc.	200,298
3,950	Henry Schein, Inc.(a)	206,072
2,995	Johnson & Johnson	188,835
4,420	Stryker Corp.	274,128

		869,333

Medical Labs & Testing Services (1.1%):
2,375	Covance, Inc.(a)	146,442

Oil & Gas Exploration, Production and Services (3.2%):
3,165	Apache Corp.	216,897
3,125	Baker Hughes, Inc.	203,469

		420,366

Oil—Integrated Companies (1.5%):
2,885	Exxon Mobil Corp.	206,797

Pharmaceuticals (1.3%):
2,890	Genzyme Corp.(a)	178,602

Continued

AMERICAN PERFORMANCE FUNDS

U.S. Tax-Efficient Large Cap Equity Fund

Schedule of Portfolio Investments, Continued

February 28, 2007

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Retail (13.6%):
4,350	Bed Bath & Beyond, Inc.(a)	$173,521
3,830	Best Buy Co., Inc.	177,980
6,350	CVS Corp.	199,453
8,360	Dollar General Corp.	141,117
3,425	Kohl’s Corp.(a)	236,291
5,380	Lowe’s Cos., Inc.	175,173
6,205	O’Reilly Automotive, Inc.(a)	213,638
10,630	Staples, Inc.	276,593
4,880	Walgreen Co.	218,185

		1,811,951

Semiconductors (3.2%):
9,150	Altera Corp.(a)	193,157
7,515	Texas Instruments, Inc.	232,664

		425,821

Transportation & Shipping (3.0%):
1,845	FedEx Corp.	210,662
4,080	Norfolk Southern Corp.	193,392

		404,054

Total Common Stocks (Cost $10,535,487)		13,175,738

Investments in Affiliates (0.5%):
58,346	American Performance Cash Management Fund	58,346

Total Investments in Affiliates (Cost $58,346)		58,346

Total Investments (Cost $10,593,833)(b)—99.6%		13,234,084
Other assets in excess of liabilities—0.4%		58,178

Net Assets—100.0%		$13,292,262

(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes.

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

U.S. Tax-Efficient Small Cap Equity Fund

Schedule of Portfolio Investments

February 28, 2007

(Unaudited)

Shares	Security Description	Value
Common Stocks (89.8%):
Advertising (0.3%):
610	Vertrue, Inc.(a)	$29,756

Aerospace/Defense (1.3%):
950	AAR Corp.(a)	27,654
440	Armor Holdings, Inc.(a)	28,024
710	Curtiss-Wright Corp.	24,836
300	Esterline Technologies Corp.(a)	12,276
760	Moog, Inc., Class A(a)	28,963
400	Teledyne Technologies, Inc.(a)	15,220

		136,973

Airlines(a) (0.2%):
510	Alaska Air Group, Inc.	20,910

Apparel / Footwear (1.7%):
730	Brown Shoe Co., Inc.	37,449
530	Deckers Outdoor Corp.(a)	34,556
510	Genesco, Inc.(a)	20,400
840	Hibbett Sports, Inc.(a)	26,191
850	K-Swiss, Inc., Class A	23,962
1,000	Quiksilver, Inc.(a)	13,940
300	Steven Madden, Ltd.	8,868
1,160	Stride Rite Corp.	18,734

		184,100

Automotive Parts (1.0%):
650	A.O. Smith Corp.	25,136
1,110	Aftermarket Technology Corp.(a)	24,842
800	CLARCOR, Inc.	24,792
508	Oshkosh Truck Corp.	27,254

		102,024

Banking (7.2%):
1,060	BancorpSouth, Inc.	26,394
1,610	Bank of the Ozarks, Inc.	48,381
720	Central Pacific Financial Corp.	27,137
750	Chemical Financial Corp.	21,750
800	Chittenden Corp.	24,472
900	Citizens Banking Corp.	20,430
1,160	City Bank	36,389
1,990	Columbia Banking System, Inc.	67,103
350	Downey Financial Corp.	22,939
720	East West Bancorp, Inc.	26,834
670	First Midwest Bancorp, Inc.	25,205
1,200	First Niagara Financial Group, Inc.	17,040
450	FirstFed Financial Corp.(a)	25,740
1,060	FirstMerit Corp.	22,737
540	Hancock Holding Co.	24,068
740	International Bancshares Corp.	21,593
1,750	Intervest Bancshares Corp.(a)	49,158

Shares	Security Description	Value
Common Stocks, continued:
Banking, continued:
1,160	Irwin Financial Corp.	$23,966
3,280	Nara Bancorp, Inc.	60,713
730	NewAlliance Bancshares, Inc.	11,534
720	Prosperity Bancshares, Inc.	25,034
1,770	Sterling Bancshares, Inc.	20,461
560	SVB Financial Group(a)	27,048
770	Trustmark Corp.	22,022
940	Umpqua Holdings Corp.	25,389
1,130	Washington Federal, Inc.	26,872
1,280	Wilshire Bancorp, Inc.	21,811

		772,220

Broadcasting/Cable (0.2%):
1,640	Cox Radio, Inc.(a)	23,714

Building Materials (1.3%):
1,230	ABM Industries, Inc.	32,361
1,510	Builders FirstSource, Inc.(a)	27,210
780	Building Materials Holding Corp.	16,216
320	Eagle Materials, Inc.	14,823
390	Genlyte Group, Inc.(a)	27,062
440	Universal Forest Products, Inc.	22,805

		140,477

Business Equipment & Services (3.0%):
760	Administaff, Inc.	26,972
1,200	Convergys Corp.(a)	30,864
980	FTI Consulting, Inc.(a)	32,899
720	Global Payments, Inc.	27,698
760	Heidrick & Struggles International, Inc.(a)	34,831
890	Kenexa Corp.(a)	29,984
1,590	Labor Ready, Inc.(a)	29,208
1,310	LECG Corp.(a)	17,606
450	United Stationers, Inc.(a)	24,750
870	VeriFone Holdings, Inc.(a)	33,974
780	Watson Wyatt & Co. Holdings	37,495

		326,281

Chemicals (1.7%):
760	A. Schulman, Inc.	16,028
1,210	Fuller (H. B.) Co.	30,214
380	Lubrizol Corp.	19,760
2,160	Pioneer Companies, Inc.(a)	66,960
1,060	Terra Nitrogen Co., L.P.	47,647
200	Tronox, Inc., Class B	2,968

		183,577

Continued

AMERICAN PERFORMANCE FUNDS

U.S. Tax-Efficient Small Cap Equity Fund

Schedule of Portfolio Investments, Continued

February 28, 2007

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Commercial Services (0.4%):
1,100	Advance America Cash Advance Centers, Inc.	$14,993
3,530	Source Interlink Cos., Inc.(a)	25,451

		40,444

Computer Software & Services (6.2%):
1,640	Activision, Inc.(a)	27,421
600	ANSYS, Inc.(a)	30,612
730	Brady Corp.	23,900
430	CACI International, Inc., Class A(a)	19,995
3,430	Cogent Communications Group, Inc.(a)	77,381
430	Cognex Corp.	9,430
2,290	Epicor Software Corp.(a)	30,823
700	FactSet Research Systems, Inc.	42,602
810	Hyperion Solutions Corp.(a)	34,700
1,290	i2 Technologies, Inc.(a)	30,715
6,760	Jupitermedia Corp.(a)	57,865
720	Mantech International Corp.(a)	24,804
240	MicroStrategy, Inc.(a)	30,257
4,070	Neoware Systems, Inc.(a)	47,945
3,940	Smith Micro Software, Inc.(a)	53,151
980	SPSS, Inc.(a)	33,879
960	Sybase, Inc.(a)	23,990
1,210	THQ, Inc.(a)	38,974
690	WebEx Communications, Inc.(a)	29,967

		668,411

Computers & Peripherals (2.7%):
450	Anixter International, Inc.(a)	27,900
670	Black Box Corp.	25,380
1,150	Hutchinson Technology, Inc.(a)	26,013
720	Komag, Inc.(a)	24,473
1,260	Paxar Corp.(a)	29,018
3,840	Systemax, Inc.(a)	101,952
1,360	Western Digital Corp.(a)	26,071
1,290	Xyratex, Ltd.(a)	29,347

		290,154

Construction (0.7%):
390	EMCOR Group, Inc.(a)	23,423
1,130	Sterling Construction Co., Inc.(a)	21,267
660	URS Corp.(a)	27,436

		72,126

Consumer Electronics (0.6%):
4,040	Audiovox Corp.(a)	61,004

Consumer Products (2.0%):
680	Delta & Pine Land Co.	27,839
1,880	Elizabeth Arden, Inc.(a)	40,947

Shares	Security Description	Value
Common Stocks, continued:
Consumer Products, continued:
1,330	JAKKS Pacific, Inc.(a)	$32,598
4,630	Leapfrog Enterprises, Inc.(a)	47,874
710	Pool Corp.	24,921
810	RC2 Corp.(a)	32,011
590	Stanley Furniture Co., Inc.	12,691

		218,881

Consumer Services (0.7%):
1,100	Netflix, Inc.(a)	24,783
990	priceline.com, Inc.(a)	51,886

		76,669

Diversified Manufacturing Operations (1.3%):
770	Albany International Corp., Class A	26,334
520	AptarGroup, Inc.	34,216
1,040	Lennox International, Inc.	35,693
360	Watts Water Technologies, Inc.	13,558
690	Woodward Governor Co.	28,745

		138,546

Electronic Components/Instruments (1.4%):
420	Belden CDT, Inc.	19,476
730	Benchmark Electronics, Inc.(a)	15,680
540	CTS Corp.	7,317
270	Mettler-Toledo International, Inc.(a)	23,317
1,730	Omnivision Technologies, Inc.(a)	22,421
270	Park Electrochemical Corp.	7,549
1,260	Plexus Corp.(a)	20,664
1,420	Trimble Navigation Ltd.(a)	37,573

		153,997

Entertainment (0.8%):
1,730	Monarch Casino & Resort, Inc.(a)	45,015
1,250	Regal Entertainment Group, Class A	26,712
400	Shuffle Master, Inc.(a)	8,508

		80,235

Financial Services (3.4%):
520	A.G. Edwards, Inc.	33,389
360	AllianceBernstein Holding LP	30,888
760	ASTA Funding, Inc.	25,141
820	Boston Private Financial Holdings, Inc.	23,657
830	Coinstar, Inc.(a)	24,493
580	CompuCredit Corp.(a)	18,009
1,230	eFunds Corp.(a)	30,885
480	International Securities Exchange Holdings, Inc.	22,200
660	Investment Technology Group, Inc.(a)	27,014
320	iStar Financial, Inc.	15,312

Continued

AMERICAN PERFORMANCE FUNDS

U.S. Tax-Efficient Small Cap Equity Fund

Schedule of Portfolio Investments, Continued

February 28, 2007

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Financial Services, continued:
1,190	Janus Capital Group, Inc.	$25,287
1,290	Knight Capital Group, Inc., Class A(a)	20,395
690	Royal Gold, Inc.	22,839
740	The First Marblehead Corp.	33,404
320	World Acceptance Corp.(a)	13,120

		366,033

Food Products & Services (1.5%):
850	Corn Products International, Inc.	27,175
950	Flowers Foods, Inc.	27,920
700	Hain Celestial Group, Inc.(a)	20,307
830	J & J Snack Foods, Inc.	32,943
670	Premium Standard Farms, Inc.	13,929
370	Ralcorp Holdings, Inc.(a)	21,467
620	United Natural Foods, Inc.(a)	18,464

		162,205

Health Care (3.0%):
660	Amedisys, Inc.(a)	21,107
320	Arthrocare Corp.(a)	11,632
4,600	Candela Corp.(a)	52,394
550	Cerner Corp.(a)	28,660
1,390	Cross Country Healthcare, Inc.(a)	26,480
350	Health Net, Inc.(a)	18,715
570	Healthways, Inc.(a)	24,789
280	IDEXX Laboratories, Inc.(a)	24,130
660	Pediatrix Medical Group, Inc.(a)	35,706
680	Sierra Health Services, Inc.(a)	25,269
670	Sunrise Senior Living, Inc.(a)	26,257
270	Well Care Health Plans, Inc.(a)	22,170

		317,309

Home Builders (0.8%):
2,830	Affordable Residential Communities(a)	33,592
2,560	Monaco Coach Corp.	41,242
290	Ryland Group, Inc.	13,969

		88,803

Human Resources (0.3%):
1,140	Korn/Ferry International(a)	26,311

Insurance (3.0%):
680	Assured Guaranty Ltd.	19,244
740	Delphi Financial Group, Inc.	29,075
460	First American Corp.	21,689
490	Hilb, Rogal & Hobbs Co.	22,197
400	LandAmerica Financial Group, Inc.	27,828
740	National Interstate Corp.	19,395
930	Philadelphia Consolidated Holding Corp.(a)	42,696

Shares	Security Description	Value
Common Stocks, continued:
Insurance, continued:
630	ProAssurance Corp.(a)	$32,445
270	Safety Insurance Group, Inc	11,467
1,000	Selective Insurance Group, Inc.	24,440
570	Stewart Information Services Corp.	23,142
1,380	The Phoenix Cos., Inc.	19,707
340	Triad Guaranty, Inc.(a)	15,456
180	Zenith National Insurance Corp.	8,667

		317,448

Machinery & Equipment (2.2%):
860	AGCO Corp.(a)	31,175
700	Gardner Denver, Inc.(a)	23,709
380	IDEX Corp.	19,764
360	Roper Industries, Inc.	19,123
440	The Manitowoc Co., Inc.	25,828
720	Timken Co.	20,578
710	Toro Co.	37,310
390	Tractor Supply Co.(a)	19,956
250	W.W. Grainger, Inc.	19,288
330	Watsco, Inc.	16,622

		233,353

Media (0.8%):
2,920	Radio One, Inc., Class D(a)	20,557
3,060	Sinclair Broadcast Group, Inc., Class A	43,727
1,880	Tom Online, Inc. ADR(a)	22,692

		86,976

Medical—Biotechnology (3.3%):
5,260	Albany Molecular Research, Inc.(a)	49,760
2,530	Aspect Medical Systems, Inc.(a)	40,859
2,780	deCODE genetics, Inc.(a)	10,842
1,960	Enzo Biochem, Inc.(a)	28,322
5,760	Incyte Corp.(a)	36,922
700	Kendle International, Inc.(a)	24,255
800	Pharmaceutical Product Development, Inc.	25,432
7,450	Savient Pharmaceuticals, Inc.(a)	100,873
280	STERIS Corp.	7,252
460	Techne Corp.(a)	25,907

		350,424

Medical Equipment & Supplies (2.1%):
660	Greatbatch, Inc.(a)	17,134
280	Haemonetics Corp.(a)	12,600
670	Immucor, Inc.(a)	19,926
2,460	Luminex Corp.(a)	34,612
490	Owens & Minor, Inc.	16,155
730	PolyMedica Corp.	30,222

Continued

AMERICAN PERFORMANCE FUNDS

U.S. Tax-Efficient Small Cap Equity Fund

Schedule of Portfolio Investments, Continued

February 28, 2007

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Medical Equipment & Supplies, continued:
480	ResMed, Inc.(a)	$22,934
720	Respironics, Inc.(a)	29,499
670	Viasys Healthcare, Inc.(a)	20,723
360	Vital Signs, Inc.	19,037

		222,842

Metals—Processing & Fabrication (2.8%):
270	Carpenter Technology Corp.	32,009
410	Century Aluminum Co.(a)	18,667
410	Cleveland Cliffs, Inc.	23,124
770	Commercial Metals Co.	21,206
620	Encore Wire Corp.	16,095
860	Metal Management, Inc.	34,434
610	Mueller Industries, Inc.	18,178
750	Quanex Corp.	29,318
540	Reliance Steel & Aluminum Co.	24,656
530	Ryerson Tull, Inc.	18,232
730	Shaw Group, Inc.(a)	22,469
1,110	Steel Dynamics, Inc.	41,892

		300,280

Oil & Gas Exploration, Production and Services (3.9%):
580	Atmos Energy Corp.	18,282
380	Cabot Oil & Gas Corp.	25,673
740	Cimarex Energy Co.	25,833
390	Drill-Quip, Inc.(a)	15,046
638	Frontier Oil Corp.	18,853
750	Helix Energy Solutions Group, Inc.(a)	25,178
320	Holly Corp.	17,750
220	Hydril Co.(a)	20,933
540	Lone Star Technologies, Inc.(a)	25,666
710	Oceaneering International, Inc.(a)	28,002
210	Petroleum Development Corp.(a)	10,998
470	Southwest Gas Corp.	17,446
670	St. Mary Land & Exploration Co.	24,127
660	Swift Energy Co.(a)	25,634
970	TETRA Technologies, Inc.(a)	21,563
2,470	Toreador Resources Corp.(a)	59,305
510	Unit Corp.(a)	24,965
350	World Fuel Services Corp.	15,785

		421,039

Paper Products (0.4%):
2,070	Buckeye Technologies, Inc.(a)	26,330
360	Potlatch Corp.	16,272

		42,602

Shares	Security Description	Value
Common Stocks, continued:
Pharmaceuticals (3.1%):
1,150	Alpharma, Inc., Class A	$30,314
1,740	AtheroGenics, Inc.(a)	19,018
3,960	Isis Pharmaceuticals, Inc.(a)	36,115
750	Medicis Pharmaceutical Corp., Class A	27,270
6,660	Nabi Biopharmaceuticals(a)	35,298
2,240	Nastech Pharmaceutical Co., Inc.(a)	25,895
1,010	NBTY, Inc.(a)	49,167
700	PAREXEL International Corp.(a)	23,807
1,200	PRA International(a)	24,072
2,570	Salix Pharmaceuticals, Ltd.(a)	36,520
3,130	Santarus, Inc.(a)	20,689

		328,165

Printing & Publishing (1.4%):
1,680	Bowne & Co., Inc.	26,090
510	Consolidated Graphics, Inc.(a)	36,343
1,190	Global Imaging Systems, Inc.(a)	23,883
740	John H. Harland Co.	37,370
720	Scholastic Corp.(a)	25,049

		148,735

Raw Materials (0.1%):
530	AMCOL International Corp.	15,026

REITS (5.2%):
750	American Home Mortgage Investment Corp.	20,513
2,040	Ashford Hospitality Trust	25,296
1,790	Capital Lease Funding, Inc.	18,992
220	Cousins Properties, Inc.	7,555
2,170	Deerfield Triarc Capital Corp.	33,418
330	Equity Lifestyle Properties, Inc.	18,563
6,890	Impac Mortgage Holdings, Inc.	45,336
3,540	JER Investors Trust, Inc.	67,331
1,410	Kite Realty Group Trust	28,567
680	KKR Financial Corp.	18,788
1,640	LTC Properties, Inc.	42,410
330	Maguire Properties, Inc.	12,890
4,700	Medical Properties Trust, Inc.	72,192
7,930	MFA Mortgage Investments, Inc.	58,761
1,200	New Century Financial Corp.	18,360
680	RAIT Investment Trust	22,746
690	Sun Communities, Inc.	21,169
730	Tanger Factory Outlet Centers, Inc.	29,331

		562,218

Restaurants (1.7%):
690	CBRL Group, Inc.	32,195
600	CEC Entertainment, Inc.(a)	25,584

Continued

AMERICAN PERFORMANCE FUNDS

U.S. Tax-Efficient Small Cap Equity Fund

Schedule of Portfolio Investments, Continued

February 28, 2007

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Restaurants, continued:
1,180	CKE Restaurants, Inc.	$22,798
700	Domino’s Pizza, Inc.	21,602
710	Jack In the Box, Inc.(a)	48,521
750	Papa John’s International, Inc.(a)	22,148
210	Sonic Corp.(a)	4,551

		177,399

Retail (3.0%):
610	Aeropostale, Inc.(a)	22,350
1,200	Big Lots, Inc.(a)	30,036
1,130	Casey’s General Stores, Inc.	28,261
760	Christopher & Banks Corp.	14,113
500	DSW, Inc., Class A(a)	20,025
400	GameStop Corp., Class A(a)	20,968
480	Group 1 Automotive, Inc.	22,210
740	Gymboree Corp.(a)	27,891
770	Payless Shoesource, Inc.(a)	23,793
730	Regis Corp.	30,718
670	Sonic Automotive, Inc.	19,698
470	The Buckle, Inc.	16,206
480	The Men’s Wearhouse, Inc.	21,254
750	Tween Brands, Inc.(a)	26,888

		324,411

Semiconductors (5.0%):
1,510	Actel Corp.(a)	25,277
2,610	AMIS Holdings, Inc.(a)	29,571
4,430	Amkor Technology, Inc.(a)	51,078
1,010	Applied Industrial Technologies, Inc.	24,230
2,740	ASE Test, Ltd.(a)	30,469
640	ATMI, Inc.(a)	21,274
500	Coherent, Inc.(a)	15,030
600	Cymer, Inc.(a)	24,936
1,090	DSP Group, Inc.(a)	22,443
2,620	Genesis Microchip, Inc.(a)	20,829
2,690	Micrel, Inc.(a)	31,366
1,350	Microsemi Corp.(a)	27,351
1,210	MKS Instruments, Inc.(a)	29,185
5,760	Photon Dynamics, Inc.(a)	67,968
1,190	Photronics, Inc.(a)	18,350
740	Semitool, Inc.(a)	9,627
790	Standard Microsystems Corp.(a)	22,570
1,780	Ultratech Stepper, Inc.(a)	23,567
910	Varian Semiconductor Equipment Associates, Inc.(a)	43,489

		538,610

Shares	Security Description	Value
Common Stocks, continued:
Technology (0.8%):
520	Dionex Corp.(a)	$32,042
640	Micros Systems, Inc.(a)	35,687
370	Varian, Inc.(a)	20,139

		87,868

Telecommunications (2.4%):
1,690	Alaska Communications Systems Holdings, Inc.	24,725
3,030	C-COR, Inc.(a)	41,359
710	Golden Telecom, Inc.	38,489
930	J2 Global Communications, Inc.(a)	22,357
890	Oplink Communications, Inc.(a)	14,676
3,780	Symmetricom, Inc.(a)	31,979
2,110	USA Mobility, Inc.	40,892
1,150	ViaSat, Inc.(a)	39,284

		253,761

Transportation & Shipping (2.3%):
590	Arkansas Best Corp.	23,287
240	Bristow Group, Inc.(a)	8,796
200	Forward Air Corp.	6,524
270	Freightcar America, Inc.	13,376
1,530	Heartland Express, Inc.	25,260
1,210	Knight Transportation, Inc.	22,603
730	Landstar System, Inc.	32,624
350	OMI Corp.	7,794
1,060	SkyWest, Inc.	27,083
650	Thor Industries, Inc.	27,196
1,720	Werner Enterprises, Inc.	33,162
430	YRC Worldwide, Inc.(a)	18,696

		246,401

Utilities—Electric (1.0%):
710	Cleco Corp.	18,602
870	El Paso Electric Co.(a)	20,480
620	PNM Resources, Inc.	18,947
930	The Empire District Electric Co.	22,311
480	UniSource Energy Corp.	18,197
390	Westar Energy, Inc.	10,479

		109,016

Utilities—Natural Gas (1.6%):
698	Energen Corp.	33,839
540	New Jersey Resources Corp.	26,670
340	Nicor, Inc.	15,824
660	Piedmont Natural Gas Co., Inc.	16,586
690	Southern Union Co.	20,217
670	Southwestern Energy Co.(a)	26,130
770	UGI Corp.	20,105
520	WGL Holdings, Inc.	16,390

		175,761

Total Common Stocks (Cost $7,085,384)		9,623,495

Continued

AMERICAN PERFORMANCE FUNDS

U.S. Tax-Efficient Small Cap Equity Fund

Schedule of Portfolio Investments, Continued

February 28, 2007

(Unaudited)

Shares	Description	Market Value
Investment Company (11.0%):
15,000	iShares Russell 2000 Index Fund	$1,182,450

Investments in Affiliates (1.0%):
105,643	American Performance Cash Management Fund	105,643

Total Investments in Affiliates (Cost $105,643)		105,643

Total Investments (Cost $8,369,335)(b)—101.8%		10,911,588
Liabilities in excess of other assets—(1.8)%		(188,587)

Net Assets—100.0%		$10,723,001

(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes.

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Notes to Financial Statements

February 28, 2007

(Unaudited)

1.	Organization:

The American Performance Funds (the “Trust”) was organized on October 1, 1987, as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end investment company. As of February 28, 2007 the Trust offers shares of the U.S. Treasury Fund, the Cash Management Fund, the Tax-Free Money Market Fund (each a “Money Market Fund,” collectively the “Money Market Funds”), the Intermediate Tax-Free Bond Fund, the Short-Term Income Fund, the Intermediate Bond Fund, the Bond Fund, the Balanced Fund, the U.S. Tax-Efficient Large Cap Equity Fund and the U.S. Tax-Efficient Small Cap Equity Fund (individually referred to as a “Fund” and collectively, “the Trust” or “the Funds”). As of February 28, 2007 the Intermediate Tax-Free Bond Fund, the Short-Term Income Fund, the Intermediate Bond Fund, the Bond Fund, the U.S. Tax-Efficient Large Cap Equity Fund and the U.S. Tax-Efficient Small Cap Equity Funds are authorized to issue an unlimited number of shares in two classes of shares for each Fund: No-Load Investor Shares (the “Investor Shares”) and Institutional Shares. Prior to January 1, 2007 the Cash Management and U.S. Treasury Funds were authorized to issue Administrative Shares only and the Tax-Free Money Market Fund was authorized to issue Select Shares only. Effective January 1, 2007, the Money Market Funds are authorized to issue an unlimited number of shares in four classes of shares for each Money Market Fund: the Administrative Shares, the Institutional Shares, the Select Shares and the Service Shares (as of February 28, 2007 the Select Shares of the U.S. Treasury Fund and the Cash Management Fund are not offered for sale). Each class of shares for each of the Funds has identical rights and privileges except with respect to distribution (12b-1) fees paid by Administrative, Investor and Service Shares, voting rights on matters affecting a single class of shares, and the exchange privileges of each class of shares.

On January 2, 2007, all the assets and liabilities of the Institutional Cash Management Fund were exchanged in a tax-free reorganization for Institutional Shares of the Cash Management Fund and all the assets and liabilities of the Institutional U.S. Treasury Fund were exchanged in a tax-free reorganization for Institutional Shares of the U.S. Treasury Fund, each pursuant to a plan of reorganization adopted by the Trust. The following is a summary of shares outstanding, net assets and net asset value per share immediately before and after the reorganization:

Cash Management Fund	Shares Outstanding	Net Assets	Net Asset Value, Per Share
Target Fund
Institutional Cash Management Fund	683,046,110	$683,090,105	$1.00
Acquiring Fund
Cash Management Fund	780,951,401	780,972,847	1.00
Post Merger
Cash Management Fund
Administrative Shares	780,951,401	780,972,847	1.00
Institutional Shares	683,046,110	683,090,105	1.00

Total	1,463,997,511	$1,464,062,952	$1.00

U.S. Treasury Fund	Shares Outstanding	Net Assets	Net Asset Value, Per Share
Target Fund
Institutional U.S. Treasury Fund	350,226,423	$350,223,886	$100
Acquiring Fund
U. S. Treasury Fund	917,185,557	917,224,240	1.00
Post Merger
U. S. Treasury Fund
Administrative Shares	917,185,557	917,224,240	1.00
Institutional Shares	350,226,423	350,223,886	1.00

Total	1,267,411,980	$1,267,448,126	$1.00

Continued

AMERICAN PERFORMANCE FUNDS

Notes to Financial Statements, Continued

February 28, 2007

(Unaudited)

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with their vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation:

The Money Market Funds have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discounts or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Money Market Fund would receive if it sold the instrument. The value of securities in the Money Market Funds can be expected to vary inversely with changes in prevailing interest rates.

The following is an overview of how securities will be valued in the Intermediate Tax-Free Bond Fund, the Short-Term Income Fund, the Intermediate Bond Fund, the Bond Fund, the Balanced Fund, the U.S. Tax-Efficient Large Cap Equity Fund, and the U.S. Tax-Efficient Small Cap Equity Fund (“the Variable Net Asset Value Funds”).

Securities for which market quotations are readily available will be valued on the basis of quotations provided by dealers in such securities or furnished through an independent national pricing service approved by the Board of Trustees.

Domestic equity securities are valued at the closing price on the exchange or market where the security is principally traded. If there have been no sales for that day on any exchange or market, the security is valued at the latest available bid price on the exchange or market where the security is principally traded.

Fixed income securities will be valued using matrix pricing as determined by a Board approved independent pricing trend service. Short term fixed income securities are valued at amortized cost, which approximates current value.

Open ended mutual fund investments will be valued at the most recently calculated net asset value. Closed ended mutual funds are valued at their fair values based upon the latest available closing price.

Repurchase agreements will be valued at original cost.

Other securities and assets for which market quotations are not readily available will be valued at fair value using methods determined in good faith by the Funds’ pricing committee under the supervision of the Board of Trustees.

Security Transactions and Related Income:

During the period, security transactions are accounted for no later than the first calculation on the first business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Continued

AMERICAN PERFORMANCE FUNDS

Notes to Financial Statements, Continued

February 28, 2007

(Unaudited)

Securities Purchased on a When-issued Basis and Delayed Delivery Basis:

Each Fund may purchase securities on a “when-issued” basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. The Fund records the transaction and reflects the value of the security in determining net asset value at the time the Fund makes the commitment to purchase a security on a when-issued basis. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund, and no interest accrues to the Fund during the period between purchase and settlement. The Fund establishes a segregated account in which it maintains cash and marketable securities equal in value to commitments for when-issued securities.

Restricted and Illiquid Securities:

The Variable Net Asset Value Funds will not invest more than 15% of their net assets and the Money Market Funds will not invest more than 10% of their net assets in Section 4(2) paper and illiquid securities unless the investment adviser determines, by continuous reference to the appropriate trading markets and pursuant to guidelines approved by the Board of Trustees, that any Section 4(2) paper held by a Fund in excess of this level is at all times liquid. The determination as to whether a restricted security is illiquid is made pursuant to guidelines established by the Board. Not all restricted securities are considered liquid.

Risks Associated with Foreign Securities and Currencies:

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign government laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

Repurchase Agreements:

The Funds may invest in repurchase agreements with financial institutions such as member banks of the Federal Deposit Insurance Corporation or from registered broker/dealers, which the respective investment adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by each Fund’s custodian, another qualified sub-custodian, or in the Federal Reserve/Treasury book-entry system.

Dividends to Shareholders:

Distributions from net investment income are declared daily and paid monthly for the U.S. Treasury Fund, the Cash Management Fund, the Tax-Free Money Market Fund, the Intermediate Tax-Free Bond Fund, the Short-Term Income Fund, the Intermediate Bond Fund, and the Bond Fund. Distributions from net investment income are declared and paid quarterly for the Balanced Fund, the U.S. Tax-Efficient Large Cap Equity Fund and the U.S. Tax-Efficient Small Cap Equity Fund. Net realized capital gains, if any, are declared and distributed at least annually.

The character of income and gains distributed are determined in accordance with income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis

Continued

AMERICAN PERFORMANCE FUNDS

Notes to Financial Statements, Continued

February 28, 2007

(Unaudited)

treatment; temporary differences do not require reclassification. To the extent distributions from net investment income and net realized gains exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

Allocations:

Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are pro-rated to each Fund on the basis of relative net assets or another appropriate method. Income, expenses (other than expenses attributable to a specific share class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets or another appropriate basis. Class specific expenses are charged directly to the class incurring the expense.

New Accounting Standards:

In July, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has not completed their analysis on whether the adoption of FIN 48 will have an impact to the financial statements.

In September 2006, the FASB issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of February 28, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

3.	Related Party Transactions:

Effective June 26, 2006, BOk Investment Advisers, Inc. changed their name to AXIA Investment Management, Inc. (“AXIAIM”), a separate, wholly-owned subsidiary of Bank of Oklahoma, NA (“BOk”). As of June 26, 2006 the funds are served by AXIAIM as investment adviser. Under the terms of the Investment Advisory Agreement, AXIAIM is entitled to receive fees based on a percentage of the average net assets of each of the Funds based upon the following schedule.

Annual Advisory Fee (as a percentage of net assets)
U.S. Treasury Fund*	0.15%
Cash Management Fund*	0.15%
Tax-Free Money Market Fund	0.15%
Intermediate Tax-Free Bond Fund	0.55%
Short-Term Income Fund	0.55%
Intermediate Bond Fund	0.55%
Bond Fund	0.55%
Balanced Fund	0.74%
U.S. Tax-Efficient Large Cap Equity Fund	0.69%
U.S. Tax-Efficient Small Cap Equity Fund	0.69%

*	The rate listed was effective January 1, 2007. For the period September 1, 2006 through December 31, 2006, the annual advisory fee was 0.40%.

Continued

AMERICAN PERFORMANCE FUNDS

Notes to Financial Statements, Continued

February 28, 2007

(Unaudited)

AXIAIM serves the Trust as Administrator for which it is entitled to an annual fee of 0.20% of the average daily net assets of each of the Funds (other than Money Market Funds for which the Administrator is entitled to an annual fee of 0.12% of the average daily net assets for each Money Market Fund). Under a Sub-Administration Agreement AXIAIM pays BISYS Fund Services Ohio, Inc. (“BISYS Ohio”) a fee of up to 0.03% of each Fund’s (except for the Tax-Free Money Market Fund) average daily net assets to perform certain administrative duties for the Trust. The fees paid to BISYS Ohio by AXIAIM for such services come out of AXIAIM’s fees and are not an additional charge to the Funds.

BOk serves the Trust as custodian for which it is paid a fee up to 0.03% (as of January 1, 2007, this fee has been reduced to 0.01%) of each Fund’s average daily net assets. As custodian Bok is also entitled to any out of pocket expenses incurred.

BISYS Fund Services Limited Partnership BISYS Fund Services (“BISYS”), and BISYS Ohio are subsidiaries of The BISYS Group, Inc. BISYS Ohio, with whom certain officers of the Trust are affiliated, are paid no fees directly by the Trust for serving as officers of the Trust. BISYS Ohio also serves the Trust as transfer agent and fund accountant. Under its Transfer Agency Agreement with the Trust, BISYS Ohio is entitled to receive an annual fee of 0.02% of each Fund’s average daily net assets (excluding the Tax-Free Money Market Fund), an annual fee per account and out of pocket charges. Under its Fund Accounting Agreement with the Trust, BISYS Ohio is entitled to receive an annual fee of 0.03% of each Fund’s average daily net assets (except for the U.S. Treasury Fund, Cash Management Fund and Tax-Free Money Market Fund), plus out of pocket charges, to perform fund accounting duties for the Trust. In regards to the U.S. Treasury Fund and Cash Management Fund, BISYS Ohio is entitled to receive an annual fee of 0.025% of the average daily net assets of each Fund for fund accounting services. Under the Omnibus Fee Agreement with the Tax-Free Money Market Fund, BISYS Ohio is entitled to receive and annual fee on 0.10% of the Fund’s average daily net assets for providing fund accounting, transfer agency, and sub-administration services.

Under a Compliance Services Agreement between the Funds and BISYS Ohio (the “CCO Agreement”), BISYS Ohio makes an employee available to serve as the Funds’ Chief Compliance Officer (the “CCO”). Under the CCO Agreement, BISYS Ohio also provides infrastructure and support in implementing the written policies and procedures comprising the Funds’ compliance program, including support services to the CCO. For the services provided under the CCO Agreement, the Funds paid BISYS Ohio $100,000 for the period ended February 28, 2007, plus certain out of pocket expenses. Expenses incurred are reflected on the Statements of Operations as “Compliance officers fees”. BISYS Ohio pays the salary and other compensation earned by any such individuals as employees of BISYS.

The Trust has adopted a Distribution and Shareholder Services Plan in accordance with Rule 12b-1 under the 1940 Act, pursuant to which the Funds Investor Shares are authorized to pay or reimburse BISYS, as distributor, a periodic amount, calculated at an annual rate not to exceed 0.25% of the average daily net asset value of the Administrative, Investor and Service Shares, and may be used by BISYS to pay banks, including BOk, broker dealers and other institutions.

The Funds have entered into shareholder servicing agreements with various service organizations. Services included in the servicing agreements are assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connection with customer orders to purchase, exchange or redeem shares; and provide periodic statements. Shareholder servicing fees are incurred on a class level basis (where applicable). In consideration for these services, each service organization receives a fee from the Funds, computed daily and paid monthly, at an annual rate up to 0.25% of the average daily net assets of the Fund’s shares held by each service organization’s customers.

From time to time, fees may be reduced or reimbursed in order to assist each of the Funds in maintaining more competitive expense ratios. All voluntary fee waivers are not subject to recoupment in subsequent fiscal periods.

Continued

AMERICAN PERFORMANCE FUNDS

Notes to Financial Statements, Continued

February 28, 2007

(Unaudited)

4.	Purchases and Sales of Securities:

Purchases and sales of securities (excluding short-term securities) for the period ended February 28, 2007 are as follows:

	Purchases	Sales
Intermediate Tax-Free Bond Fund	$3,077,745	$1,125,441
Short-Term Income Fund
U.S. Government	4,191,579	4,461,511
Other	46,450,768	30,594,826
Intermediate Bond Fund
U.S. Government	1,450,123	961,729
Other	14,719,776	13,029,969
Bond Fund
U.S. Government	3,027,459	3,369,306
Other	7,075,832	4,501,158
Balanced Fund
U.S. Government	1,152,170	2,194,382
Other	63,380,025	73,132,346
U.S. Tax-Efficient Large Cap Equity Fund	1,552,489	4,246,256
U.S. Tax-Efficient Small Cap Equity Fund	11,076,581	14,441,099

5.	Concentration of Credit Risk:

The Tax-Free Money Market Fund and the Intermediate Tax-Free Bond Fund invest primarily in debt instruments of municipal issuers. The issuers’ ability to meet their obligations may be affected by economic developments in a specific industry sector.

The Tax-Free Money Market Fund had the following concentration by industry sector as of February 28, 2007, (as a percentage of value):

Tax-Free Money Market Fund
Development	13.31%
Education	8.42%
Facilities	9.11%
Finance	2.56%
Higher Education	0.73%
Investment Companies	0.88%
Medical	18.82%
Pollution	19.87%
Transportation	16.09%
Utilities	6.00%
Water	4.21%

100.00%

Continued

AMERICAN PERFORMANCE FUNDS

Notes to Financial Statements, Continued

February 28, 2007

(Unaudited)

The Intermediate Tax-Free Bond Fund had the following concentration by industry sector as of February 28, 2007, (as a percentage of value):

Intermediate Tax-Free Bond Fund
Development	1.41%
Education	24.83%
Facilities	20.46%
General Obligation	22.84%
Higher Education	8.10%
Investment Companies	1.51%
Medical	6.21%
Pollution	0.65%
Revenue	1.88%
Taxation	0.12%
Transportation	0.61%
Utilities	2.99%
Water	8.39%

100.00%

6.	Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation is as follows:

	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Intermediate Tax-Free Bond Fund	$96,523,637	$402,426	$(55,130)	$347,296
Short-Term Income Fund	265,468,709	1,537,542	(1,624,946)	(87,404)
Intermediate Bond Fund	96,523,637	1,153,460	(624,769)	528,691
Bond Fund	577,266	1,202,035	(624,769)	577,266
Balanced Fund	84,551,532	9,153,026	(1,025,514)	8,127,512
U.S. Tax-Efficient Small Cap Equity Fund	8,373,556	2,763,705	(225,673)	2,538,032
U.S. Tax-Efficient Large Cap Equity Fund	10,675,613	2,630,166	(71,695)	2,558,471

At August 31, 2006, the following Funds had net capital loss carryforwards to offset net capital gains, if any, to the extent provided by the Treasury regulations:

Fund	Amount	Expires
U.S. Treasury Fund	$248	2013
Institutional Cash Management Fund	518	2012
Institutional Cash Management Fund	9,781	2013
Institutional Cash Management Fund	10,714	2014
Short-Term Bond Fund	434,657	2012
Short-Term Bond Fund	1,765,022	2013
Short-Term Bond Fund	1,068,319	2014
Intermediate Bond Fund	394,155	2013
Intermediate Bond Fund	243,801	2014
Bond Fund	92,542	2014
U.S. Tax-Efficient Large Cap Equity Fund	17,588,908	2011

Continued

AMERICAN PERFORMANCE FUNDS

Notes to Financial Statements, Continued

February 28, 2007

(Unaudited)

To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

The tax characteristics of distributions paid to shareholders during the fiscal years ended August 31, 2006 and 2005 were as follows:

	Distributions paid from:
2006	Net Investment Income	Net Long Term Gains	Total Taxable Distributions	Tax-Exempt Distributions	Total Distributions Paid*
U.S. Treasury Fund	$27,639,363	$—	$27,639,363	$—	$27,639,363
Institutional U.S. Treasury Fund	11,418,951	—	11,418,951	—	11,418,951
Cash Management Fund	29,082,506	—	29,082,506	—	29,082,506
Institutional Cash Management Fund	18,647,213	—	18,647,213	—	18,647,213
Institutional Tax-Free Money Market Fund	—	—	—	7,555,763	7,555,763
Intermediate Tax-Free Bond Fund	—	268,841	268,841	631,631	900,472
Short-Term Income Fund	10,402,843	—	10,402,843	—	10,402,843
Intermediate Bond Fund	3,784,429	—	3,784,429	—	3,784,429
Bond Fund	2,406,054	45,237	2,451,291	—	2,451,291
Balanced Fund	2,319,821	2,944,844	5,264,665	—	5,264,665
U.S. Tax-Efficient Large Cap Equity Fund	57,594	—	57,594	—	57,594
U.S. Tax-Efficient Small Cap Equity Fund	628,044	21,048	649,092	—	649,092

*	Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

	Distributions paid from:
2005	Net Investment Income	Net Long Term Gains	Total Taxable Distributions	Tax-Exempt Distributions	Tax Return of Capital	Total Distributions Paid*
U.S. Treasury Fund	$11,202,551	$—	$11,202,551	$—	$—	$11,202,551
Institutional U.S. Treasury Fund	5,326,449	—	5,326,449	—	—	5,326,449
Cash Management Fund	13,206,558	—	13,206,558	—	—	13,206,558
Institutional Cash Management Fund	5,705,137	—	5,705,137	—	—	5,705,137
Institutional Tax-Free Money Market Fund	—	—	—	1,499,036	—	1,499,036
Intermediate Tax-Free Bond Fund	344	81,256	81,600	1,029,147	—	1,110,747
Short-Term Income Fund	8,948,080	—	8,948,080	—	—	8,948,080
Intermediate Bond Fund	3,441,393	—	3,441,393	—	—	3,441,393
Bond Fund	2,090,937	80,781	2,171,718	—	—	2,171,718
Balanced Fund	1,747,693	—	1,747,693	—	—	1,747,693
U.S. Tax-Efficient Large Cap Equity Fund	330,666	—	330,666	—	—	330,666
U.S. Tax-Efficient Small Cap Equity Fund	173,410	2,744,995	2,918,405	—	—	2,918,405

*	Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

Continued

AMERICAN PERFORMANCE FUNDS

Notes to Financial Statements, Continued

February 28, 2007

(Unaudited)

As of August 31, 2006 the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income/Tax Exempt Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable*	Accumulated Capital and Other Losses**	Unrealized Appreciation/ (Depreciation)***	Total Accumulated Earnings/ (Deficit)
U.S. Treasury Fund	$3,272,192	$—	$3,272,192	$(3,237,044)	$(248)	$—	$34,900
Institutional U.S. Treasury Fund	1,124,227	—	1,124,227	(1,124,226)	—	—	1
Cash Management Fund	2,792,814	—	2,792,814	(2,741,219)	(33)	—	51,562
Institutional Cash Management Fund	2,406,909	—	2,406,909	(2,411,191)	(23,013)	—	(27,295)
Institutional Tax-Free Money Market Fund	771,437	—	771,437	(769,229)	—	—	2,208
Intermediate Tax-Free Bond Fund	54,365	11,007	65,372	(56,310)	—	329,147	338,209
Short-Term Income Fund	2,548,707	—	2,548,707	(1,000,342)	(3,603,048)	(1,165,466)	(3,220,149)
Intermediate Bond Fund	651,924	—	651,924	(352,688)	(759,091)	15,433	(444,422)
Bond Fund	406,262	—	406,262	(217,759)	(157,243)	214,441	245,701
Balanced Fund	2,784,078	4,621,696	7,405,774	—	—	5,991,705	13,397,479
U.S. Tax-Efficient Large Cap Equity Fund	5,620	—	5,620	—	(17,588,908)	1,739,391	(15,843,897)
U.S. Tax-Efficient Small Cap Equity Fund	474	386,781	387,255	—	—	2,828,358	3,215,613

*	Distributions payable may differ from the Statements of Assets and Liabilities because distributions are recognized when actually paid for tax purposes.
**	See footnote 6 regarding the capital loss carry forwards and below for post-October losses.
***	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to: tax deferral of losses on wash sales and the difference between book and tax amortization methods for premium and market discounts.

Under current tax laws, net capital losses incurred after October 31, within a Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. For the year ended August 31, 2006, the Funds deferred post October capital losses were as follows:

Fund	Post-October Capital Losses
Cash Management Fund	$33
Institutional Cash Management Fund	2,000
Short-Term Bond Fund	335,050
Intermediate Bond Fund	121,135
Bond Fund	64,701

Continued

AMERICAN PERFORMANCE FUNDS

Notes to Financial Statements, Continued

February 28, 2007

(Unaudited)

7.	Legal and Regulatory Matters:

On September 26, 2006, BISYS Fund Services, Inc. (“BISYS”), an affiliate of BISYS Fund Services Ohio, Inc. (“BISYS Ohio”), which provides various services to the Trust as described in footnote 3, reached a settlement with the Securities and Exchange Commission (the “SEC”) related to BISYS’ past marketing arrangements with advisers to certain of its mutual fund clients. Under the terms of the settlement, BISYS consented to the entry of an Order by the SEC (the “SEC/BISYS Order”). In the SEC/BISYS Order, the SEC determined that BISYS had “willfully aided and abetted and caused” (1) the investment advisers to 27 different families of mutual funds to violate provisions of the Investment Advisers Act of 1940 (the “Advisers Act”) that prohibit fraudulent conduct; (2) the investment advisers to the 27 fund families to violate provisions of the Investment Company Act of 1940 (the “1940 Act”) that prohibit the making of any untrue statement of a material fact in a registration statement filed by a mutual fund with the SEC; and (3) the 27 fund families to violate provisions of the 1940 Act that require the disclosure and inclusion of all distribution arrangements and expenses in the fund’s 12b-1 fee plan. The Funds were one of the 27 fund families and AXIAIM was one of the 27 advisers to which the SEC referred.

The SEC found that, between 1999 and 2004, BISYS maintained marketing arrangements with the 27 advisers under which BISYS rebated to the advisers a portion of the administration fees received by BISYS from the 27 fund families. The SEC found that the BISYS arrangements were not disclosed to the fund boards and the marketing budgets were actually assets of the funds. The SEC also found that the arrangements were not disclosed to shareholders of any of the 27 funds until 2003 and that the disclosures which were then made by the funds were incomplete and misleading. In the SEC/BISYS Order, BISYS agreed, among other things, to disgorge certain monies and pay a civil penalty.

It remains unclear the extent to which the Funds and their service providers are or may be affected by the SEC investigation of BISYS (which is ongoing) or by the SEC/BISYS Order. Neither the Funds nor AXIAIM were parties to the SEC/BISYS Order, nor are the Funds or AXIAIM bound by the order or its findings.

In October 2006, AXIAIM informed the Funds that the SEC was initiating a special examination of AXIAIM, focusing on the subjects of the SEC/BISYS Order. As of the date of this Report, the SEC has not initiated an examination of the Funds. It remains unclear the extent to which the Funds and their service providers are or may be affected by these matters, individually or collectively. The Board of Trustees has formed a special review committee of independent trustees to review these matters.

8.	Other Federal Income Tax Information (Unaudited):

For the year ended August 31, 2006 certain distributions paid by the Funds may be subject to a maximum tax rate of 15% as provided by the Jobs and Growth Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2006 Form 1099-DIV.

For corporate shareholders, the following percentage of the total ordinary income distributions paid during the fiscal year ended August 31, 2006 qualify for the corporate dividends received deduction for the following Funds:

Fund	Percentage
Balanced Fund	30.52%
U.S. Tax-Efficient Large Cap Equity Fund	100.00%
U.S. Tax-Efficient Large Cap Equity Fund	28.06%

For the year ended August 31, 2006, the following Funds paid qualified dividend income for purposes of reduced individual federal income tax rates of:

Fund	Percentage
Balanced Fund	29.46%
U.S. Tax-Efficient Large Cap Equity Fund	100.00%
U.S. Tax-Efficient Large Cap Equity Fund	28.06%

Continued

AMERICAN PERFORMANCE FUNDS

Notes to Financial Statements, Concluded

February 28, 2007

(Unaudited)

The Institutional Tax-Free Money Market Fund and the Intermediate Tax-Free Bond Fund designated $7,555,763 and $631,631, respectively, of their income distributions as tax-exempt distributions for the year ended August 31, 2006.

The accompanying table below details distributions designated from long-term capital gains for the following funds for the fiscal year ended August 31, 2006:

Fund	Amount
Intermediate Tax-Free Bond Fund	$268,841
Bond Fund	45,237
Balanced Fund	2,944,844
U.S. Tax-Efficient Small Cap Equity Fund	21,048

9.	Subsequent Event (Unaudited)

On March 15, 2007 the U.S. Tax-Efficient Small Cap Equity Fund was liquidated.

AMERICAN PERFORMANCE FUNDS

Financial Highlights

(For a share of Beneficial Interest Outstanding Throughout each Period)

	U.S Treasury Fund
	Six Months Ended February 28, 2007		For the Year Ended August 31, 2006	For the Year Ended August 31, 2005	For the Year Ended August 31, 2004	For the Year Ended August 31, 2003	For the Year Ended August 31, 2002
	(Unaudited)
Administrative Shares
Net Asset Value, Beginning of Period	$1.000		$1.00	$1.00	$1.00	$1.00	$1.00

Change in Net Assets from Operations:
Net investment income	0.023		0.038	0.018	0.004	0.006	0.013

Change in Net Asset Value Resulting from Operations	0.023		0.038	0.018	0.004	0.006	0.013

Distributions:
Net investment income	(0.023)		(0.038)	(0.018)	(0.004)	(0.006)	(0.013)

Total Distributions	(0.023)		(0.038)	(0.018)	(0.004)	(0.006)	(0.013)

Net Asset Value, End of Period	$1.000		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	2.29	%(a)	3.83%	1.77%	0.35%	0.58%	1.29%

Net Assets at End of Period (000’s)	$826,726		$883,502	$693,510	$630,933	$605,625	$611,568

Ratios/Supplemental Data:
Ratio of expenses to average net assets after waiver	0.72	%(b)	0.72%	0.72%	0.70%	0.70%	0.70%
Ratio of net investment income to average net assets	4.57%		3.77%	1.77%	0.35%	0.58%	1.28%
Ratio of expenses to average net assets before waiver*	0.92	%(b)	0.97%	0.97%	0.95%	0.95%	0.95%

*	During the period, certain fees were voluntarily reduced. If such voluntarily fee reductions had not occurred, the ratios would have been as indicated.
(a)	Not annualized.
(b)	Annualized.

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Financial Highlights

(For a share of Beneficial Interest Outstanding Throughout each Period)

	U.S Treasury Fund
	For the Period Ended February 28, 2007(a)
	(Unaudited)
Institutional Shares
Net Asset Value, Beginning of Period	$1.000

Change in Net Assets from Operations
Net investment income	0.008

Total from Investment Activities	0.008

Distributions
Net investment income	(0.008)

Total Distributions	(0.008)

Net Asset Value, End of Period	$1.000

Total Return	0.78	%(b)

Net Assets at End of Period (000’s)	$329,440

Ratios/Supplemental Data:
Ratio of net expenses to average net assets	0.27	%(c)
Ratio of net investment income to average net assets	4.92	%(c)
Ratio of gross expenses to average net assets*	0.77	%(c)

*	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)	For the period January 1, 2007 (commencement of operations) through February 28, 2007.
(b)	Not annualized.
(c)	Annualized.

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Financial Highlights

(For a share of Beneficial Interest Outstanding Throughout each Period)

	U.S Treasury Fund
	For the Period Ended February 28, 2007(a)
	(Unaudited)
Service Shares
Net Asset Value, Beginning of Period	$1.000

Change in Net Assets from Operations:
Net investment income	0.007

Change in Net Asset Value Resulting from Operations	0.007

Distributions:
Net investment income	(0.007)

Total Distributions	(0.007)

Net Asset Value, End of Period	$1.000

Total Return	0.72	%(b)

Net Assets at End of Period (000’s)	$42,385

Ratios/Supplemental Data:
Ratio of expenses to average net assets after waiver	0.40	%(c)
Ratio of net investment income to average net assets	4.90	%(c)
Ratio of expenses to average net assets before waiver*	0.87	%(c)

*	During the period, certain fees were voluntarily reduced. If such voluntarily fee reductions had not occurred, the ratios would have been as indicated.
(a)	For the period January 1, 2007 (commencement of operations) through February 28, 2007.
(b)	Not annualized.
(c)	Annualized.

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Financial Highlights

(For a share of Beneficial Interest Outstanding Throughout each Period)

	Cash Management Fund
	Six Months Ended February 28, 2007		For the Year Ended August 31, 2006	For the Year Ended August 31, 2005	For the Year Ended August 31, 2004	For the Year Ended August 31, 2003	For the Year Ended August 31, 2002
	(Unaudited)
Administrative Shares
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Change in Net Assets from Operations:
Net investment income	0.024		0.040	0.019	0.006	0.009	0.017

Change in Net Asset Value Resulting from Operations	0.024		0.040	0.019	0.006	0.009	0.017

Distributions:
Net investment income	(0.024)		(0.040)	(0.019)	(0.006)	(0.009)	(0.017)

Total Distributions	(0.024)		(0.040)	(0.019)	(0.006)	(0.009)	(0.017)

Net Asset Value, End of Period	$1.000		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	2.37	%(a)	4.03%	1.94%	0.60%	0.85%	1.67%

Net Assets at End of Period (000’s)	$798,470		$769,549	$823,358	$661,759	$672,857	$892,477

Ratios/Supplemental Data:
Ratio of expenses to average net assets after waiver	0.58	%(b)	0.57%	0.57%	0.55%	0.55%	0.54%
Ratio of net investment income to average net assets	4.74	%(b)	3.91%	1.95%	0.60%	0.87%	1.64%
Ratio of expenses to average net assets before waiver*	0.86	%(b)	0.97%	0.97%	0.90%	0.95%	0.94%

*	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)	Not annualized.
(b)	Annualized.

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Financial Highlights

(For a share of Beneficial Interest Outstanding Throughout each Period)

	Cash Management Fund
	For the Period Ended February 28, 2007(a)
	(Unaudited)
Institutional Shares
Net Asset Value, Beginning of Period	$1.000

Change in Net Assets from Operations:
Net investment income	0.008

Total from Investment Activities	0.008

Distributions:
Net investment income	(0.008)

Total Distributions	(0.008)

Net Asset Value, End of Period	$1.000

Total Return	0.79	%(b)

Net Assets at End of Period (000’s)	$837,343

Ratios/Supplemental Data:
Ratio of net expenses to average net assets	0.27	%(c)
Ratio of net investment income to average net assets	4.96	%(c)
Ratio of gross expenses to average net assets*	0.86	%(c)

*	During the period, certain fees were voluntarily reduced. If such voluntarily fee reductions had not occurred, the ratios would have been as indicated.
(a)	For the period January 1, 2007 (commencement of operations) through February 28, 2007.
(b)	Not annualized.
(c)	Annualized.

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Financial Highlights

(For a share of Beneficial Interest Outstanding Throughout each Period)

	Cash Management Fund
	For the Period Ended February 28, 2007(a)
	(Unaudited)
Service Shares
Net Asset Value, Beginning of Period	$1.000

Change in Net Assets from Operations:
Net investment income (loss)	0.007
Net realized and unrealized gains on investments	0.001

Change in Net Asset Value Resulting from Operations	0.008

Distributions:
Net investment income	(0.008)

Total Distributions	(0.008)

Net Asset Value, End of Period	$1.000

Total Return	0.77	%(b)

Net Assets at End of Period (000’s)	$1

Ratios/Supplemental Data:
Ratio of expenses to average net assets after waiver	0.17	%(c)
Ratio of net investment income to average net assets	4.86	%(c)
Ratio of expenses to average net assets before waiver*	0.72	%(c)

*	During the period, certain fees were voluntarily reduced. If such voluntarily fee reductions had not occurred, the ratios would have been as indicated.
(a)	For the period January 1, 2007 (commencement of operations) through February 28, 2007.
(b)	Not annualized.
(c)	Annualized.

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Financial Highlights

(For a share of Beneficial Interest Outstanding Throughout each Period)

Tax-Free Money Market Fund
For the Period Ended February 28, 2007(a)
(Unaudited)
Institutional Shares
Net Asset Value, Beginning of Period	$1.000

Change in Net Assets from Operations:
Net investment income	0.005

Total from Investment Activities	0.005

Distributions:
Net investment income	(0.005)

Total Distributions	(0.005)

Net Asset Value, End of Period	$1.000

Total Return	0.51%

Net Assets at End of Period (000’s)	$1

Ratios/Supplemental Data:
Ratio of net expenses to average net assets	0.37%
Ratio of net investment income to average net assets*	3.27%
Ratio of gross expenses to average net assets	1.32%

*	During the period, certain fees were voluntarily reduced. If such voluntarily fee reductions had not occurred, the ratios would have been as indicated.
(a)	For the period January 1, 2007 (commencement of operations) through February 28, 2007.
(b)	Not annualized.
(c)	Annualized.

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Financial Highlights

(For a share of Beneficial Interest Outstanding Throughout each Period)

	Tax-Free Money Market Fund
	For the Period Ended February 28, 2007(a)
	(Unaudited)
Administrative Shares
Net Asset Value, Beginning of Period	$1.000

Change in Net Assets from Operations:
Net investment income	0.004

Total from Investment Activities	0.004

Distributions:
Net investment income	(0.004)

Total Distributions	(0.004)

Net Asset Value, End of Period	$1.000

Total Return	0.38	%(b)

Net Assets at End of Period (000’s)	$1

Ratios/Supplemental Data:
Ratio of expenses to average net assets after waiver	1.09	%(c)
Ratio of net investment income to average net assets	2.46	%(c)
Ratio of expenses to average net assets before waiver*	2.04	%(c)

*	During the period, certain fees were voluntarily reduced. If such voluntarily fee reductions had not occurred, the ratios would have been as indicated.
(a)	For the period January 1, 2007 (commencement of operations) through February 28, 2007.
(b)	Annualized.
(c)	Not annualized.

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Financial Highlights

(For a share of Beneficial Interest Outstanding Throughout each Period)

	Tax-Free Money Market Fund
	Six Months Ended February 28, 2007		For the Year Ended August 31, 2006	For the Period Ended August 31, 2005(a)
	(Unaudited)
Select Shares
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000

Change in Net Assets from Operations:
Net investment income	0.017		0.030	0.009

Change in Net Asset Value Resulting from Operations	0.017		0.030	0.009

Distributions:
Net investment income	(0.017)		(0.030)	(0.009)

Total Distributions	(0.017)		(0.030)	(0.009)

Net Asset Value, End of Period	$1.000		$1.000	$1.00

Total Return	1.70	%(b)	3.06%	0.93	%(b)

Net Assets at End of Period (000’s)	$321,025		$280,659	$260,835

Ratios/Supplemental Data:
Ratio of expenses to average net assets after waivers	0.18	%(c)	0.18%	0.18	%(c)
Ratio of net investment income to average net assets	3.41	%(c)	3.02%	2.38	%(c)
Ratio of expenses to average net assets before waivers*	0.57	%(c)	0.53%	0.59	%(c)

*	During the period, certain fees were voluntarily reduced. If such voluntarily fee reductions had not occurred, the ratios would have been as indicated.
(a)	For the period December 30, 2005 (commencement of operations) through August 31, 2006.
(b)	Not annualized.
(c)	Annualized.

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Financial Highlights

(For a share of Beneficial Interest Outstanding Throughout each Period)

	Tax-Free Money Market Fund
	For the Period Ended February 28, 2007(a)
	(Unaudited)
Service Shares
Net Asset Value, Beginning of Period	$1.000

Change in Net Assets from Operations:
Net investment income	0.005

Change in Net Asset Value Resulting from Operations	0.005

Distributions:
Net investment income	(0.005)

Total Distributions	(0.005)

Net Asset Value, End of Period	$1.000

Total Return	0.46	%(b)

Net Assets at End of Period (000’s)	$1

Ratios/Supplemental Data:
Ratio of expenses to average net assets after waiver	0.74	%(c)
Ratio of net investment income to average net assets	2.91	%(c)
Ratio of expenses to average net assets before waiver*	1.69	%(c)

*	During the period, certain fees were voluntarily reduced. If such voluntarily fee reductions had not occurred, the ratios would have been as indicated.
(a)	For the period January 1, 2007 (commencement of operations) through February 28, 2007.
(b)	Not annualized.
(c)	Annualized.

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Financial Highlights

(For a share of Beneficial Interest Outstanding Throughout each Period)

	Intermediate Tax-Free Bond Fund
	Six Months Ended February 28, 2007		For the Year Ended August 31, 2006	For the Year Ended August 31, 2005	For the Year Ended August 31, 2004	For the Year Ended August 31, 2003	For the Year Ended August 31, 2002
	(Unaudited)
Investor Shares
Net Asset Value, Beginning of Period	$10.59		$10.85	$10.99	$10.85	$11.00	$10.97

Change in Net Assets from Operations:
Net investment income	0.17		0.34 (a)	0.35	0.36	0.39	0.46
Net realized and unrealized gains (losses) on investments	0.02		(0.15)	(0.12)	0.17	(0.12)	0.08

Change in Net Asset Value Resulting from Operations	0.19		0.19	0.23	0.53	0.27	0.54

Less Dividends from:
Net investment income	(0.19)		(0.31)	(0.34)	(0.39)	(0.39)	(0.46)
Net realized gains from investments	(0.01)		(0.14)	(0.03)	—	(0.03)	(0.05)

Total Dividends and Distributions	(0.20)		(0.45)	(0.37)	(0.39)	(0.42)	(0.51)

Net Asset Value, End of Period	$10.58		$10.59	$10.85	$10.99	$10.85	$11.00

Total Return*	1.74	%(b)	1.80%	2.11%	5.00%	2.47%	5.09%

Net Assets at End of Period (000’s)	$3,573		$3,793	$29,630	$33,734	$41,653	$34,680

Ratios/Supplemental Data:
Ratio of expenses to average net assets after waiver	0.81	%(c)	0.83%	0.81%	0.72%	0.72%	0.76%
Ratio of net investment income to average net assets	3.22	%(c)	3.19%	3.22%	3.36%	3.52%	4.18%
Ratio of expenses to average net assets before waiver**	1.32	%(c)	1.28%	1.26%	1.17%	1.17%	1.21%
Portfolio turnover rate(d)	5.61%		3.91%	6.64%	11.80%	19.52%	10.22%

*	Excludes sales charge. Effective January 3, 2006, the Fund is sold without a sales charge.
**	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)	Calculated using average shares.
(b)	Not annualized
(c)	Annualized
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Financial Highlights

(For a share of Beneficial Interest Outstanding Throughout each Period)

	Intermediate Tax-Free Bond Fund
	Six Months Ended February 28, 2007		For the Period Ended August 31, 2006(a)
	(Unaudited)
Institutional Shares
Net Asset Value, Beginning of Period	$10.59		$10.61

Change in Net Assets from Operations:
Net investment income	0.18		0.24
Net realized and unrealized gains (losses) on investments	0.03		(0.04)

Change in Net Asset Value Resulting from Operations	0.21		0.20

Less Dividends from:
Net investment income	(0.20)		(0.22)
Net realized gains from investments	(0.01)		—

Total Dividends and Distributions	(0.21)		(0.22)

Net Asset Value, End of Period	$10.59		$10.59

Total Return	1.97	%(b)	1.93	%(b)

Net Assets at End of Period (000’s)	$17,070		$16,412

Ratios/Supplemental Data:
Ratio of expenses to average net assets after waiver	0.55	%(c)	0.57	%(c)
Ratio of net investment income to average net assets	3.48	%(c)	3.49	%(c)
Ratio of expenses to average net assets before waiver*	1.08	%(c)	1.02	%(c)
Portfolio turnover rate(d)	5.61%		3.91%

*	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)	For the period December 30, 2005 (commencement of operations) through August 31, 2006.
(b)	Not annualized.
(c)	Annualized.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Financial Highlights

(For a share of Beneficial Interest Outstanding Throughout each Period)

	Short-Term Income Fund
	Six Months Ended February 28, 2007		For the Year Ended August 31, 2006	For the Year Ended August 31, 2005	For the Year Ended August 31, 2004	For the Year Ended August 31, 2003	For the Year Ended August 31, 2002
	(Unaudited)
Investor Shares
Net Asset Value, Beginning of Period	$10.16		$10.17	$10.27	$10.35	$10.34	$10.24

Change in Net Assets from Operations:
Net investment income	0.21		0.38 (a)	0.33	0.29	0.32	0.47
Net realized and unrealized gains (losses) on investments	0.06		(0.03)	(0.07)	0.06	0.10	0.14

Change in Net Asset Value Resulting from Operations	0.27		0.35	0.26	0.35	0.42	0.61

Less Dividends from:
Net investment income	(0.21)		(0.36)	(0.36)	(0.38)	(0.38)	(0.47)
Net realized gains from investments	(0.06)		—	—	(0.05)	(0.03)	(0.04)

Total Dividends and Distributions	(0.27)		(0.36)	(0.36)	(0.43)	(0.41)	(0.51)

Net Asset Value, End of Period	$10.16		$10.16	$10.17	$10.27	$10.35	$10.34

Total Return*	2.74	%(b)	3.55%	2.56%	3.39%	4.12%	6.14%

Net Assets at End of Period (000’s)	$91,541		$108,304	$275,968	$213,566	$228,843	$135,409

Ratios/Supplemental Data:
Ratio of expenses to average net assets after waiver	0.73	%(c)	0.62%	0.54%	0.52%	0.52%	0.55%
Ratio of net investment income to average net assets	4.42	%(c)	3.80%	3.25%	2.81%	2.98%	4.79%
Ratio of expenses to average net assets before waiver**	1.29	%(c)	1.18%	1.17%	1.15%	1.15%	1.18%
Portfolio turnover rate(d)	14.23%		52.07%	77.18%	125.55%	174.71%	103.52%

*	Excludes sales charge. Effective January 3, 2006, the Fund is sold without a sales charge.
**	During the period, certain fees were voluntarily reduced and reimbursed. If such voluntary fee reductions and reimbursements had not occurred, the ratios would have been as indicated.
(a)	Calculated using average shares.
(b)	Not annualized.
(c)	Annualized.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Financial Highlights

(For a share of Beneficial Interest Outstanding Throughout each Period)

	Short-Term Income Fund
	Six Months Ended February 28, 2007		For the Period Ended August 31, 2006(a)
	(Unaudited)
Institutional Shares
Net Asset Value, Beginning of Period	$10.15		$10.13

Change in Net Assets from Operations:
Net investment income	0.23		0.27
Net realized and unrealized gains on investments	0.07		0.01

Change in Net Asset Value Resulting from Operations	0.30		0.28

Less Dividends from:
Net investment income	(0.23)		(0.26)
Net realized gains from investments	(0.06)		—

Total Dividends and Distributions	(0.29)		(0.26)

Net Asset Value, End of Period	$10.16		$10.15

Total Return	2.98	%(b)	2.83	%(b)

Net Assets at End of Period (000’s)	$172,903		$155,734

Ratios/Supplemental Data:
Ratio of expenses to average net assets after waiver	0.46	%(c)	0.44	%(c)
Ratio of net investment income to average net assets	4.68	%(c)	4.13	%(c)
Ratio of expenses to average net assets before waiver*	1.04	%(c)	0.94	%(c)
Portfolio turnover rate(d)	14.23%		52.07%

*	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)	For the period December 30, 2005 (commencement of operations) through August 31, 2006.
(b)	Not annualized.
(c)	Annualized.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Financial Highlights

(For a share of Beneficial Interest Outstanding Throughout each Period)

	Intermediate Bond Fund
	Six Months Ended February 28, 2007		For the Year Ended August 31, 2006	For the Year Ended August 31, 2005	For the Year Ended August 31, 2004	For the Year Ended August 31, 2003	For the Year Ended August 31, 2002
	(Unaudited)
Investor Shares
Net Asset Value, Beginning of Period	$10.23		$10.32	$10.41	$10.65	$10.58	$10.47

Change in Net Assets from Operations:
Net investment income	0.23		0.40 (a)	0.36	0.33	0.38	0.52
Net realized and unrealized gains (losses) on investments	0.08		(0.08)	(0.06)	0.08	0.15	0.12

Change in Net Asset Value Resulting from Operations	0.31		0.32	0.30	0.41	0.53	0.64

Less Dividends from:
Net investment income	(0.22)		(0.41)	(0.39)	(0.40)	(0.43)	(0.53)
Net realized gains from investments	(0.03)		—	—	(0.25)	(0.03)	—

Total Dividends and Distributions	(0.25)		(0.41)	(0.39)	(0.65)	(0.46)	(0.53)

Net Asset Value, End of Period	$10.29		$10.23	$10.32	$10.41	$10.65	$10.58

Total Return*	3.07	%(b)	3.17%	2.96%	3.92%	4.99%	6.24%

Net Assets at End of Period (000’s)	$27,022		$27,590	$91,467	$90,786	$98,598	$103,208

Ratios/Supplemental Data:
Ratio of expenses to average net assets after waiver	0.75	%(c)	0.87%	0.97%	0.94%	0.95%	0.96%
Ratio of net investment income to average net assets	4.49	%(c)	3.87%	3.49%	3.06%	3.53%	4.98%
Ratio of expenses to average net assets before waiver**	1.26	%(c)	1.16%	1.17%	1.14%	1.15%	1.16%
Portfolio turnover rate(d)	14.72%		29.36%	44.05%	142.06%	127.81%	80.93%

*	Excludes sales charge. Effective January 3, 2006, the Fund is sold without a sales charge.
**	During the period, certain fees were voluntarily reduced and reimbursed. If such voluntary fee reductions and reimbursements had not occurred, the ratios would have been as indicated.
(a)	Calculated using average shares.
(b)	Not annualized.
(c)	Annualized.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Financial Highlights

(For a share of Beneficial Interest Outstanding Throughout each Period)

	Intermediate Bond Fund
	Six Months Ended February 28, 2007		For the Period Ended August 31, 2006(a)
	(Unaudited)
Institutional Shares
Net Asset Value, Beginning of Period	$10.24		$10.25

Change in Net Assets from Operations:
Net investment income	0.24		0.30
Net realized and unrealized gains (losses) on investments	0.07		(0.01)

Change in Net Asset Value Resulting from Operations	0.31		0.29

Less Dividends from:
Net investment income	(0.23)		(0.30)
Net realized gains from investments	(0.03)		—

Total Dividends and Distributions	(0.26)		(0.30)

Net Asset Value, End of Period	$10.29		$10.24

Total Return	3.11	%(b)	2.87	%(b)

Net Assets at End of Period (000’s)	$70,724		$69,711

Ratios/Supplemental Data:
Ratio of expenses to average net assets after waiver	0.48	%(c)	0.48	%(c)
Ratio of net investment income to average net assets	4.76	%(c)	4.37	%(c)
Ratio of expenses to average net assets before waiver*	1.01	%(c)	0.93	%(c)
Portfolio turnover rate(d)	14.72%		29.36%

*	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)	For the period December 30, 2005 (commencement of operations) through August 31, 2006.
(b)	Not annualized.
(c)	Annualized.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Financial Highlights

(For a share of Beneficial Interest Outstanding Throughout each Period)

	Bond Fund
	Six Months Ended February 28, 2007		For the Year Ended August 31, 2006	For the Year Ended August 31, 2005	For the Year Ended August 31, 2004	For the Year Ended August 31, 2003	For the Year Ended August 31, 2002
	(Unaudited)
Investor Shares
Net Asset Value, Beginning of Period	$9.32		$9.52	$9.57	$9.82	$9.89	$9.67

Change in Net Assets from Operations:
Net investment income	0.22		0.42	0.39	0.39	0.45	0.50
Net realized and unrealized gains (losses) on investments	0.09		(0.19)	(0.01)	0.16	0.03	0.29

Change in Net Asset Value Resulting from Operations	0.31		0.23	0.38	0.55	0.48	0.79

Less Dividends From:
Net investment income	(0.22)		(0.42)	(0.41)	(0.41)	(0.45)	(0.50)
Net realized gains from investments	(0.03)		(0.01)	(0.02)	(0.39)	(0.10)	(0.07)

Total Dividends and Distributions	(0.25)		(0.43)	(0.43)	(0.80)	(0.55)	(0.57)

Net Asset Value, End of Period	$9.38		$9.32	$9.52	$9.57	$9.82	$9.89

Total Return*	3.34	%(a)	2.51%	3.98%	5.80%	5.02%	8.44%

Net Assets at End of Period (000’s)	$22,547		$23,876	$51,373	$49,465	$60,864	$72,139

Ratios/Supplemental Data:
Ratio of expenses to average net assets after waiver	0.79	%(b)	0.86%	0.98%	0.96%	0.96%	0.96%
Ratio of net investment income to average net assets	4.73	%(b)	4.42%	4.09%	3.98%	4.50%	5.19%
Ratio of expenses to average net assets before waiver**	1.29	%(b)	1.18%	1.18%	1.16%	1.16%	1.16%
Portfolio turnover rate(c)	14.91%		30.40%	66.62%	97.38%	178.47%	122.65%

*	Excludes sales charge. Effective January 3, 2006, the Fund is sold without a sales charge.
**	During the period, certain fees were voluntarily reduced and reimbursed. If such voluntary fee reductions and reimbursements had not occurred, the ratios would have been as indicated.
(a)	Not annualized.
(b)	Annualized.
(c)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Financial Highlights

(For a share of Beneficial Interest Outstanding Throughout each Period)

	Bond Fund
	Six Months Ended February 28, 2007		For the Period Ended August 31, 2006(a)
	(Unaudited)
Institutional Shares
Net Asset Value, Beginning of Period	$9.32		$9.39

Change in Net Assets from Operations:
Net investment income	0.23		0.30
Net realized and unrealized gains (losses) on investments	0.08		(0.07)

Change in Net Asset Value Resulting from Operations	0.31		0.23

Less Dividends from:
Net investment income	(0.23)		(0.30)
Net realized gains from investments	(0.03)		—

Total Dividends and Distributions	(0.26)		(0.30)

Net Asset Value, End of Period	$9.37		$9.32

Total Return	3.36	%(b)	2.51	%(b)

Net Assets at End of Period (000’s)	$34,985		$30,087

Ratios/Supplemental Data:
Ratio of expenses to average net assets after waiver	0.52	%(c)	0.49	%(c)
Ratio of net investment income to average net assets	5.00	%(c)	4.89	%(c)
Ratio of expenses to average net assets before waiver*	1.05	%(c)	0.94	%(c)
Portfolio turnover rate(d)	14.91%		30.40%

*	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)	For the period December 30, 2005 (commencement of operations) through August 31, 2006.
(b)	Not annualized.
(c)	Annualized.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Financial Highlights

(For a share of Beneficial Interest Outstanding Throughout each Period)

	Balanced Fund
	Six Months Ended February 28, 2007		For the Year Ended August 31, 2006	For the Year Ended August 31, 2005	For the Year Ended August 31, 2004	For the Year Ended August 31, 2003	For the Year Ended August 31, 2002
	(Unaudited)
Investor Shares
Net Asset Value, Beginning of Period	$13.81		$13.51	$12.34	$11.56	$10.77	$11.88

Change in Net Assets from Operations:
Net investment income	0.15		0.28 (a)	0.25	0.20	0.23	0.28
Net realized and unrealized gains (losses) on investments	0.84		0.77	1.18	0.79	0.80	(1.11)

Change in Net Asset Value Resulting from Operations	0.99		1.05	1.43	0.99	1.03	(0.83)

Less Dividends From:
Net investment income	(0.15)		(0.26)	(0.26)	(0.21)	(0.24)	(0.28)
Net realized gains from investments	(1.42)		(0.49)	—	—	—	—

Total Dividends and Distributions	(1.57)		(0.75)	(0.26)	(0.21)	(0.24)	(0.28)

Net Asset Value, End of Period	$13.23		$13.81	$13.51	$12.34	$11.56	$10.77

Total Return*	7.29	%(b)	7.96%	11.68%	8.49%	9.93%	(7.13)%

Net Assets at End of Period (000’s)	$24,702		$28,196	$90,522	$84,174	$71,552	$54,957

Ratios/Supplemental Data:
Ratio of expenses to average net assets after waiver	0.89	%(c)	0.82%	0.79%	0.76%	0.77%	0.77%
Ratio of net investment income to average net assets	2.29	%(c)	2.06%	1.92%	1.66%	2.16%	2.36%
Ratio of expenses to average net assets before waiver**	1.44	%(c)	1.35%	1.36%	1.33%	1.34%	1.34%
Portfolio turnover rate(d)	80.64%		104.52%	99.97%	104.37%	81.13%	65.87%

*	Excludes sales charge. Effective January 3, 2006, the Fund is sold without a sales charge.
**	During the period, certain fees were voluntarily reduced and reimbursed. If such voluntary fee reductions and reimbursements had not occurred, the ratios would have been as indicated.
(a)	Calculated using average shares.
(b)	Not annualized.
(c)	Annualized.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Financial Highlights

(For a share of Beneficial Interest Outstanding Throughout each Period)

	Balanced Fund
	Six Months Ended February 28, 2007		For the Period Ended August 31, 2006(a)
	(Unaudited)
Institutional Shares
Net Asset Value, Beginning of Period	$13.82		$13.30

Change in Net Assets from Operations:
Net investment income	0.17		0.17
Net realized and unrealized gains on investments	0.83		0.50

Change in Net Asset Value Resulting from Operations	1.00		0.67

Less Dividends from:
Net investment income	(0.16)		(0.15)
Net realized gains from investments	(1.42)		—

Total Dividends and Distributions	(1.58)		(0.15)

Net Asset Value, End of Period	$13.24		$13.82

Total Return	7.37	%(b)	5.04	%(b)

Net Assets at End of Period (000’s)	$63,579		$62,210

Ratios/Supplemental Data:
Ratio of expenses to average net assets after waiver	0.63	%(c)	0.62	%(c)
Ratio of net investment income to average net assets	2.53	%(c)	1.86	%(c)
Ratio of expenses to average net assets before waiver*	1.20	%(c)	1.11	%(c)
Portfolio turnover rate(d)	80.64%		104.52%

*	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)	For the period December 30, 2005 (commencement of operations) through August 31, 2006.
(b)	Not annualized.
(c)	Annualized.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Financial Highlights

(For a share of Beneficial Interest Outstanding Throughout each Period)

	U.S. Tax-Efficient Large Cap Equity Fund
	Six Months Ended February 28, 2007		For the Year Ended August 31, 2006	For the Year Ended August 31, 2005	For the Year Ended August 31, 2004	For the Year Ended August 31, 2003	For the Year Ended August 31, 2002
	(Unaudited)
Investor Shares
Net Asset Value, Beginning of Period	$10.13		$9.30	$7.94	$7.12	$6.49	$10.78

Change in Net Assets from Operations:
Net investment income (loss)	—	(e)	0.03 (a)	0.09	0.10	0.06	0.07
Net realized and unrealized gains (losses) on investments	0.97		0.83	1.37	0.80	0.64	(2.39)

Change in Net Asset Value Resulting from Operations	0.97		0.86	1.46	0.90	0.70	(2.32)

Less Dividends from:
Net investment income	—		(0.03)	(0.10)	(0.08)	(0.07)	(0.07)
Net realized gains from investments	—		—	—	—	—	(1.90)

Total Dividends and Distributions	—		(0.03)	(0.10)	(0.08)	(0.07)	(1.97)

Net Asset Value, End of Period	$11.10		$10.13	$9.30	$7.94	$7.12	$6.49

Total Return*	9.58	%(b)	9.26%	18.49%	12.62%	10.72%	(24.99)%

Net Assets at End of Period (000’s)	$2,487		$2,239	$17,637	$43,897	$47,793	$56,753

Ratios/Supplemental Data:
Ratio of expenses to average net assets after waiver	1.03	%(c)	1.15%	1.19%	1.08%	1.10%	1.08%
Ratio of net investment income (loss) to average net assets	(0.07	)%(c)	0.28%	0.78%	1.13%	0.94%	0.79%
Ratio of expenses to average net assets before waiver**	1.48	%(c)	1.39%	1.38%	1.27%	1.29%	1.27%
Portfolio turnover rate(d)	11.16%		90.99%	90.13%	65.12%	36.48%	97.98%

*	Excludes sales charge. Effective January 3, 2006, the Fund is sold without a sales charge.
**	During the period, certain fees were voluntarily reduced and reimbursed. If such voluntary fee reductions and reimbursements had not occurred, the ratios would have been as indicated.
(a)	Calculated using average shares.
(b)	Not annualized.
(c)	Annualized.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(e)	Rounds to less than (0.01).

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Financial Highlights

(For a share of Beneficial Interest Outstanding Throughout each Period)

	U.S. Tax-Efficient Large Cap Equity Fund
	Six Months Ended February 28, 2007		For the Period Ended August 31, 2006(a)
	(Unaudited)
Institutional Shares
Net Asset Value, Beginning of Period	$10.15		$9.72

Change in Net Assets from Operations:
Net investment income	0.01		0.02
Net realized and unrealized gains on investments	0.96		0.42

Change in Net Asset Value Resulting from Operations	0.97		0.44

Distributions:
Net investment income	—	**	(0.01)

Total Distributions	—	**	(0.01)

Net Asset Value, End of Period	$11.12		$10.15

Total Return	9.60	%(b)	4.51	%(b)

Net Assets at End of Period (000’s)	$10,806		$12,494

Ratios/Supplemental Data:
Ratio of expenses to average net assets after waiver	0.77	%(c)	0.77	%(c)
Ratio of net investment income to average net assets	0.18	%(c)	0.21	%(c)
Ratio of expenses to average net assets before waiver*	1.23	%(c)	1.16	%(c)
Portfolio turnover rate(d)	11.16%		90.99%

*	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
**	Rounds to less than 0.01.
(a)	For the period December 30, 2005 (commencement of operations) through August 31, 2006.
(b)	Not annualized.
(c)	Annualized.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Financial Highlights

(For a share of Beneficial Interest Outstanding Throughout each Period)

	U.S. Tax-Efficient Small Cap Equity Fund
	Six Months Ended February 28, 2007		For the Year Ended August 31, 2006	For the Year Ended August 31, 2005	For the Year Ended August 31, 2004	For the Year Ended August 31, 2003	For the Year Ended August 31, 2002
	(Unaudited)
Investor Shares
Net Asset Value, Beginning of Period	$13.36		$13.44	$13.73	$12.43	$10.61	$12.11

Change in Net Assets from Operations:
Net investment income	0.02	(a)	0.08 (a)	0.07	—	0.02	0.01
Net realized and unrealized gains (losses) on investments	1.17		0.51	3.47	1.31	1.82	(1.18)

Change in Net Asset Value Resulting from Operations	1.19		0.59	3.54	1.31	1.84	(1.17)

Less Dividends from:
Net investment income	(0.03)		(0.03)	(0.08)	(0.01)	(0.02)	(0.01)
Net realized gains from investments	(0.37)		(0.64)	(3.75)	—	—	(0.32)

Total Dividends and Distributions	(0.40)		(0.67)	(3.83)	(0.01)	(0.02)	(0.33)

Net Asset Value, End of Period	$14.15		$13.36	$13.44	$13.73	$12.43	$10.61

Total return*	8.87	%(b)	4.44%	28.23%	10.45%	17.48%	(9.87)%

Net Assets at End of Period (000’s)	$168		$309	$12,861	$11,048	$14,062	$10,314

Ratios/Supplemental Data:
Ratio of expenses to average net assets after waiver	1.14	%(c)	0.86%	0.93%	0.86%	0.78%	0.71%
Ratio of net investment income to average net assets	0.28	%(c)	0.61%	0.56%	0.02%	0.22%	0.13%
Ratio of expenses to average net assets before waiver**	1.38	%(c)	1.34%	1.42%	1.35%	1.35%	1.45%
Portfolio turnover rate(d)	76.19%		67.84%	63.59%	121.48%	36.52%	68.42%

*	Excludes sales charge. Effective January 3, 2006, the Fund is sold without a sales charge.
**	During the period, certain fees were voluntarily reduced and reimbursed. If such voluntary fee reductions and reimbursements had not occurred, the ratios would have been as indicated.
(a)	Calculated using average shares.
(b)	Not annualized.
(c)	Annualized.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Financial Highlights

(For a share of Beneficial Interest Outstanding Throughout each Period)

	U.S. Tax-Efficient Small Cap Equity Fund
	Six Months Ended February 28, 2007		For the Period Ended August 31, 2006(a)
	(Unaudited)
Institutional Shares
Net Asset Value, Beginning of Period	$13.39		$13.03

Change in Net Assets from Operations:
Net investment income	0.04		0.02
Net realized and unrealized gains on investments	1.16		0.36

Change in Net Asset Value Resulting from Operations	1.20		0.38

Less Dividends from:
Net investment income	(0.03)		(0.02)
Net realized gains from investments	(0.37)		—

Total Dividends and Distributions	(0.40)		(0.02)

Net Asset Value, End of Period	$14.19		$13.39

Total Return	9.00	%(c)	2.89	%(b)

Net Assets at End of Period (000’s)	$10,555		$12,477

Ratios/Supplemental Data:
Ratio of expenses to average net assets after waiver	0.88	%(c)	0.89	%(c)
Ratio of net investment income to average net assets	0.54	%(c)	0.18	%(c)
Ratio of expenses to average net assets before waiver*	1.12	%(c)	1.12	%(c)
Portfolio turnover rate(d)	76.19%		67.84%

*	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)	For the period December 30, 2005 (commencement of operations) through August 31, 2006.
(b)	Not annualized.
(c)	Annualized.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Additional Fund Information (Unaudited)

February 28, 2007

U.S. Treasury Fund:
Security Allocation	Percentage of Net Assets
Repurchase Agreements	100.4%

Total	100.4%

Cash Management Fund:
Security Allocation	Percentage of Net Assets
Repurchase Agreements	37.0%
Commercial Paper	35.2%
Certificates of Deposit	17.7%
U.S. Government Agencies	11.6%

Total	101.5%

Tax-Free Money Market Fund:
Security Allocation	Percentage of Net Assets
Municipal Bonds	99.0%
Investment Companies	0.9%

Total	99.9%

Intermediate Tax-Free Bond Fund:
Security Allocation	Percentage of Net Assets
Municipal Bonds	97.7%
Investments In Affiliates	1.5%

Total	99.2%

Short-Term Income Fund:
Security Allocation	Percentage of Net Assets
Mortgage Backed Securities	45.2%
U.S. Government Agencies	30.7%
Corporate Bonds	10.6%
U.S. Treasury Notes	7.1%
Investment in Affiliates	4.3%
Asset Backed Securities	2.5%

Total	100.4%

Intermediate Bond Fund:
Security Allocation	Percentage of Net Assets
U.S. Government Agencies	38.7%
Mortgage Backed Securities	30.4%
U.S. Treasury Obligations	14.2%
Corporate Bonds	9.9%
Asset Backed Securities	3.1%
Taxable Municipal Bonds	1.7%
Investment in Affiliates	1.3%

Total	99.3%

Bond Fund:
Security Allocation	Percentage of Net Assets
U.S. Government Agencies	32.9%
Mortgage Backed Securities	24.5%
U.S. Treasury Obligations	15.8%
Corporate Bonds	14.9%
Taxable Municipal Bonds	6.5%
Asset Backed Securities	2.9%
Investments in Affiliate	3.1%

Total	100.6%

Balanced Fund:
Security Allocation	Percentage of Net Assets
Common Stocks	46.9%
U.S. Government Agencies	13.4%
Investment Companies	11.3%
Mortgage Backed Securities	10.7%
U.S. Treasury Obligations	10.6%
Corporate Bonds	3.8%
Asset Backed Securities	1.5%
Investment in Affiliates	1.1%
Taxable Municipal Bonds	0.4%

Total	99.7%

U.S. Tax Efficient Large Cap Equity Fund:
Security Allocation	Percentage of Net Assets
Computer Products & Services	16.7%
Finance, Banking & Investments	14.2%
Retail	13.6%
Medical	8.6%
Apparel Manufacturers	6.2%
Diversified Manufacturing Operations	1.7%
Drugs Wholesale	2.1%
Business Equipment & Services	3.0%
Healthcare	3.0%
Insurance	4.8%
Oil	4.7%
Chemicals	4.3%
Semiconductors	3.2%
Food & Beverages	3.1%
Transportation & Shipping	3.0%
Broadcasting/Cable	2.2%
Machinery & Equipment	2.0%
Hazardous Waste Disposal	1.4%
Pharmaceuticals	1.3%
Investments In Affiliates	0.5%

Total	99.6%

U.S. Tax Efficient Small Cap Equity Fund:
Security Allocation	Percentage of Net Assets

Common Stocks	89.8%
Investment Companies	11.0%
Investment in Affiliates	1.0%

Total	101.8%

AMERICAN PERFORMANCE FUNDS

Additional Fund Information (Unaudited)

February 28, 2007

As a shareholder of the American Performance Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, reinvested dividends, or other distributions; and exchange fees; (2) ongoing costs, including management fees; distribution fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the American Performance Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2006 through February 28, 2007.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 9/1/06	Ending Account Value 2/28/07	Expense Paid During Period* 9/1/06 - 2/28/07	Expense Ratio During Period** 9/1/06 - 2/28/07
U.S. Treasury Fund
Administrative Shares	$1,000.00	$1,022.90	$3.61	0.72%
Service Shares(a)	1,000.00	1,022.90	0.65	0.13%
Institutional Shares(a)	1,000.00	1,023.60	0.45	0.09%
Cash Management Fund
Administrative Shares	1,000.00	1,023.70	2.91	0.58%
Service Shares(a)	1,000.00	1,024.00	0.25	0.05%
Institutional Shares(a)	1,000.00	1,024.20	0.45	0.09%
Tax-Free Money Market Fund
Administrative Shares(a)	1,000.00	1,015.50	1.75	0.35%
Service Shares(a)	1,000.00	1,016.20	1.20	0.24%
Institutional Shares(a)	1,000.00	1,016.80	0.60	0.12%
Select Shares	1,000.00	1,017.00	0.90	0.18%
Intermediate Tax-Free Bond Fund
Investor Shares	1,000.00	1,017.40	4.05	0.81%
Institutional Shares	1,000.00	1,019.70	2.75	0.55%
Short-Term Income Fund
Investor Shares	1,000.00	1,027.40	3.67	0.73%
Institutional Shares	1,000.00	1,029.80	2.32	0.46%
Intermediate Bond Fund
Investor Shares	1,000.00	1,030.70	3.78	0.75%
Institutional Shares	1,000.00	1,031.10	2.42	0.48%
Bond Fund
Investor Shares	1,000.00	1,033.40	3.98	0.79%
Institutional Shares	1,000.00	1,033.60	2.62	0.52%
Balanced Fund
Investor Shares	1,000.00	1,072.90	4.57	0.89%
Institutional Shares	1,000.00	1,073.70	3.24	0.63%
U.S. Tax-Efficient Large Cap Equity Fund
Investor Shares	1,000.00	1,095.80	5.35	1.03%
Institutional Shares	1,000.00	1,096.00	4.00	0.77%
U.S. Tax-Efficient Small Cap Equity Fund
Investor Shares	1,000.00	1,088.70	5.90	1.14%
Institutional Shares	1,000.00	1,090.00	4.56	0.88%

(a)	From the period January 1, 2007 through February 28, 2007.

AMERICAN PERFORMANCE FUNDS

Additional Fund Information (Unaudited), Continued

February 28, 2007

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each of the American Performance Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 9/1/06	Ending Account Value 2/28/07	Expense Paid During Period* 9/1/06-2/28/07	Expense Ratio During Period** 9/1/06-2/28/07
U.S. Treasury Fund
Administrative Shares	1,000.00	1,021.22	3.61	0.72%
Service Shares(a)	1,000.00	1,024.15	0.65	0.13%
Institutional Shares(a)	1,000.00	1,024.35	0.45	0.09%
Cash Management Fund
Administrative Shares	1,000.00	1,021.92	2.91	0.58%
Service Shares(a)	1,000.00	1,024.55	0.25	0.05%
Institutional Shares(a)	1,000.00	1,024.35	0.45	0.09%
Tax-Free Money Market Fund
Administrative Shares(a)	1,000.00	1,023.06	1.76	0.35%
Service Shares(a)	1,000.00	1,023.60	1.20	0.24%
Institutional Shares(a)	1,000.00	1,024.20	0.60	0.12%
Select Shares	1,000.00	1,023.90	0.90	0.18%
Intermediate Tax-Free Bond Fund
Investor Shares	1,000.00	1,020.78	4.06	0.81%
Institutional Shares	1,000.00	1,022.07	2.76	0.55%
Short-Term Income Fund
Investor Shares	1,000.00	1,021.17	3.66	0.73%
Institutional Shares	1,000.00	1,022.51	2.31	0.46%
Intermediate Bond Fund
Investor Shares	1,000.00	1,021.08	3.76	0.75%
Institutional Shares	1,000.00	1,022.41	2.41	0.48%
Bond Fund
Investor Shares	1,000.00	1,020.88	3.96	0.79%
Institutional Shares	1,000.00	1,022.22	2.61	0.52%
Balanced Fund
Investor Shares	1,000.00	1,020.38	4.46	0.89%
Institutional Shares	1,000.00	1,021.67	3.16	0.63%
U.S. Tax-Efficient Large Cap Equity Fund
Investor Shares	1,000.00	1,019.69	5.16	1.03%
Institutional Shares	1,000.00	1,020.98	3.86	0.77%
U.S. Tax-Efficient Small Cap Equity Fund
Investor Shares	1,000.00	1,019.14	5.71	1.14%
Institutional Shares	1,000.00	1,020.43	4.41	0.88%

*	Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
**	Annualized.
(a)	From the period January 1, 2007 through February 28, 2007.

AMERICAN PERFORMANCE FUNDS

Investment Adviser & Administrator

AXIA Investment Management, Inc.

One Williams Center, 15th Floor

Tulsa, Oklahoma 74172

Distributor

BISYS Fund Services L.P.

3435 Stelzer Road

Columbus, Ohio 43219

Legal Counsel

Ropes & Gray LLP

One Metro Center

700 12th Street, NW

Suite 900

Washington, DC 20005

Auditors

KPMG LLP

191 West Nationwide Blvd.

Suite 500

Columbus, Ohio 43215

Semiann-04/07

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	American Performance Funds

By (Signature and Title)*	/s/ Trent Statczar
Trent Statczar, Treasurer

Date April 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Trent Statczar
Trent Statczar, Treasurer

Date April 30, 2007

By (Signature and Title)*	/s/ Jennifer Hankins
Jennifer Hankins, President

Date April 30, 2007